UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22227

                                   IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT | OCTOBER 31, 2015

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Real Return ETF (CPI)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ U.S. Real Estate Small Cap ETF (ROOF)
IQ 50 Percent Hedged FTSE International ETF (HFXI)
IQ 50 Percent Hedged FTSE Europe ETF (HFXE)
IQ 50 Percent Hedged FTSE Japan ETF (HFXJ)
IQ Leaders GTAA Tracker ETF (QGTA)

The investment return and value of each Fund’s shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider a Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

The Performance of each Fund as of the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

You may obtain a description of the IndexIQ ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-934-0777 or by accessing the SEC’s website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Fund’s premium/discount information is available, free of charge, on the Funds’ website, www.indexiq.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

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•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-934-0777.

Shareholder Letter (unaudited)

Dear Shareholder:

We are pleased to present you with the semi-annual report for IndexIQ ETF Trust for the six months ended October 31, 2015.

This semi-annual period was the first six months since the April 15, 2015, acquisition of IndexIQ by New York Life Investment Management — certainly a highlight. However, such an exciting time for our organizations was counter-balanced by the challenges in the financial markets, as heightened levels of volatility affected various global asset classes. For example, the Dow Jones Industrial Average experienced a new high on May 19, 2015, only to see a significant double-digit correction on August 25, 2015. Indeed, the Volatility Index (VIX), a widely used measure of market risk often referred to as the “investor fear gauge,” had spiked to more than 40 on August 24, 2015. (VIX values greater than 30 are generally associated with a large amount of volatility as a result of investor fear or uncertainty, while values below 20 generally correspond to less stressful, even complacent, times in the markets.)

For the six-month reporting period overall, the U.S. equity market, as represented by the S&P 500® Index, returned 0.77% with an annualized volatility of 16.83%. International equities, as represented by the MSCI EAFE® Index, fared worse, returning -6.25% in U.S. dollar terms, largely impacted by the 3.82% gain in the U.S. dollar versus a basket of 10 global currencies during the semi-annual period, as measured by the Bloomberg Dollar Spot Index. Emerging-market equities, as represented by the MSCI Emerging Markets Index, returned -17.55%, with the BRIC countries (Brazil, Russia, India and China) returning -21.67%, as measured by the MSCI BRIC Index. Weakness in emerging-market equities for most of the six-month reporting period reflected concerns about slowing economic growth, particularly in China, and the impact of weak commodity prices, particularly the sharp decline in oil prices. The HFRI Fund of Funds Composite returned -2.80% with an annualized volatility of 4.56%. Given a comparatively strong rebound in global equities during October 2015 on easing concerns about global economic growth and indications of continued monetary easing by several central banks, the VIX ended the semi-annual period on October 31, 2015, at just 15.07.

With a strong U.S. dollar and lower global demand for commodities amidst sluggish economic growth, especially in China, commodities performed poorly during the semi-annual period. The Bloomberg Commodity Index returned -15.71% with an annualized volatility of 15.46%. Crude oil prices were weakest, with the Bloomberg Composite Crude Oil Index returning -28.78%. Although oil prices continued their downward slide from their peak in June 2014, futures for West Texas Intermediate oil bottomed at $38.24 per barrel and then improved to close October 2015 at $46.59 per barrel. Within the Bloomberg Commodity Index, industrial metals returned -24.12%, and precious metals returned -3.85%.

In the background throughout the semi-annual period and impacting the fixed-income markets, as well as equities and commodities, was anticipation about the timing of a potential increase of short-term U.S. interest rates by the Federal Reserve (the “Fed”). The Fed met in June, July, September and October 2015 but kept rates unchanged at the near-zero level throughout. In turn, short-term U.S. Treasurys, as measured by the Barclays Short Treasury Index, returned 0.07% for the semi-annual period, and the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned -0.10%. Large-cap real estate securities, also an interest rate-sensitive market segment, were somewhat stronger, returning 1.63%, as measured by the Bloomberg REIT Large Cap Index. However, small-cap real estate securities, as measured by the Bloomberg REIT Small Cap Index, returned -4.48% with an annualized volatility of 14.73%.

Investors have long recognized that having a well-diversified portfolio is critical to a better long-term investment strategy. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment. Certainly, diversification does not eliminate the risk of experiencing investment loss, especially when measured during brief and volatile time periods such as the six months ended October 31, 2015. But despite the macro challenges of the semi-annual period, we believe the solutions provided by the ETFs within the IndexIQ ETF Trust give investors with a long-term perspective the opportunity to replicate the risk-adjusted return characteristics of hedge funds and to enhance portfolio construction in a liquid and transparent manner relative to typical alternative asset strategies.

On the following pages, you will find a schedule of investments and financial statements for each of the ETFs in the IndexIQ ETF Trust for the semi-annual reporting period ended October 31, 2015.

Thank you for being a part of the IndexIQ ETF Trust. We value your ongoing confidence in us and look forward to serving your investment needs in the future. We also invite you to take this time to consider a broader diversification strategy by including additional ETFs from within the IndexIQ ETF Trust in your investment portfolio. You can find out more about our array of alternative investment solutions at www.indexiq.com or by calling us at 1-888-934-0777.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc.

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 5/01/15 to 10/31/15” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 10/31/15	Annualized Expense Ratios for the Period 05/01/15 to 10/31/15	Expenses[1] Paid for Period 05/01/15 to 10/31/15
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$968.30	0.76%	$3.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$965.40	0.76%	$3.75
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$987.10	0.76%	$3.80
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Hedge Long/Short Tracker ETF
Actual	$1,000.00	$966.90	0.76%	$3.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Hedge Event-Driven Tracker ETF
Actual	$1,000.00	$984.50	0.76%	$3.79
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Global Resources ETF
Actual	$1,000.00	$825.70	0.76%	$3.49
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Merger Arbitrage ETF
Actual	$1,000.00	$957.80	0.76%	$3.74
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Real Return ETF
Actual	$1,000.00	$997.40	0.49%	$2.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.67	0.49%	$2.49
IQ Australia Small Cap ETF
Actual	$1,000.00	$846.70	0.70%	$3.25
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
IQ Canada Small Cap ETF
Actual	$1,000.00	$741.80	0.70%	$3.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$1,007.00	0.76%	$3.83
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Global Oil Small Cap ETF
Actual	$1,000.00	$712.10	0.77%	$3.31
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.27	0.77%	$3.91
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$953.50	0.70%	$3.44
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
IQ 50 Percent Hedged FTSE International ETF*
Actual	$1,000.00	$940.80	0.36%	$0.97
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.33	0.36%	$1.83
IQ 50 Percent Hedged FTSE Europe ETF*
Actual	$1,000.00	$940.20	0.46%	$1.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.82	0.46%	$2.34
IQ 50 Percent Hedged FTSE Japan ETF*
Actual	$1,000.00	$943.00	0.46%	$1.25
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.82	0.46%	$2.34

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 10/31/15	Annualized Expense Ratios for the Period 05/01/15 to 10/31/15	Expenses[1] Paid for Period 05/01/15 to 10/31/15
IQ Leaders GTAA Tracker ETF**
Actual	$1,000.00	$1,059.00	0.46%	$0.41
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.82	0.46%	$2.34

*	Funds commenced operations on July 22, 2015. Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 102/366 (to reflect commencement of operation).
**	Fund commenced operations on September 30, 2015. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 32/366 (to reflect commencement of operation).
1	Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).

Portfolio Summaries
October 31, 2015 (unaudited)

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $1,050.4

Industry	% of Net Assets
Investment Grade Corporate Bond Funds	29.0%
Floating Rate Funds	14.3
U.S. Short-Term Treasury Bond Funds	12.4
Aggregate Bond Funds	10.7
U.S. Small Cap Growth Funds	8.0
Money Market Fund	6.9
Convertible Bonds Fund	3.8
International Equity Core Funds	3.3
U.S. Small Cap Core Fund	3.3
U.S. Large Cap Value Funds	2.6
Currency Strategy Fund	1.9
Euro Fund	1.7
Europe Equity Funds	1.7
U.S. Large Cap Core Fund	1.4
International Bond Fund	1.3
Emerging Markets Funds	0.8
International REITs Fund	0.8
Volatility Funds	0.8
BRIC Equity Funds	0.7
U.S. Large Cap Growth Funds	0.4
Broad Funds	0.2
Emerging Equity Fund	0.2
Silver Fund	0.2
Total Investments	106.4
Liabilities in Excess of Other Assets	(6.4)
Total Net Assets	100.0%

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $17.4

Industry	% of Net Assets
U.S. Short-Term Treasury Bond Funds	49.0%
Money Market Fund	21.8
International Bond Funds	17.9
Investment Grade Corporate Bond Fund	14.9
BRIC Equity Funds	7.5
Emerging Small Cap Equity Fund	7.3
International Small Cap Equity Funds	1.9
Currency Strategy Fund	0.6
Volatility Fund	0.5
Silver Fund	0.2
Emerging Equity Funds	0.1
Total Investments	121.7
Liabilities in Excess of Other Assets	(21.7)
Total Net Assets	100.0%

IQ Hedge Market Neutral Tracker ETF
Net Assets ($ mil): $18.9

Industry	% of Net Assets
U.S. Short Term Treasury Bond Fund	53.0%
Money Market Fund	21.1
Floating Rate Funds	14.5
Aggregate Bond Funds	10.4
International Equity Core Funds	5.9
U.S. Small Cap Growth Funds	5.1
Euro Fund	3.4
Currency Strategy Fund	3.1
U.S. Small Cap Value Funds	2.1
U.S. Large Cap Value Funds	1.7
Europe Equity Fund	0.5
Investment Grade Corporate Bond Fund	0.3
Total Investments	121.1
Liabilities in Excess of Other Assets	(21.1)
Total Net Assets	100.0%

IQ Hedge Long/Short Tracker ETF
Net Assets ($ mil): $1.9

Industry	% of Net Assets
Floating Rate Funds	36.6%
Money Market Fund	27.9
U.S. Small Cap Growth Funds	24.6
Investment Grade Corporate Bond Funds	13.2
U.S. Large Cap Value Funds	7.8
U.S. Large Cap Growth Funds	6.1
U.S. Large Cap Core Fund	5.7
International Equity Core Funds	4.8
Emerging Equity Funds	1.6
Total Investments	128.3
Liabilities in Excess of Other Assets	(28.3)
Total Net Assets	100.0%

IQ Hedge Event-Driven Tracker ETF
Net Assets ($ mil): $2.0

Industry	% of Net Assets
Convertible Bonds Fund	46.7%
Aggregate Bond Funds	44.9
Money Market Fund	22.0
U.S. Large Cap Growth Funds	8.0
Total Investments	121.6
Liabilities in Excess of Other Assets	(21.6)
Total Net Assets	100.0%

Portfolio Summaries (continued)
October 31, 2015 (unaudited)

IQ Global Resources ETF
Net Assets ($ mil): $46.0

Industry	% of Net Assets
Industrial Metals	20.9%
Timber	20.8
Energy	14.3
Coal	13.5
Money Market Fund	11.3
Livestock	11.0
Grains Food Fiber	8.3
Precious Metals	2.2
Water	2.2
Total Investments	104.5
Liabilities in Excess of Other Assets	(4.5)
Total Net Assets	100.0%

IQ Merger Arbitrage ETF
Net Assets ($ mil): $134.4

Industry	% of Net Assets
Health Care	17.8%
Money Market Fund	16.2
Energy	14.4
Industrials	14.2
Information Technology	11.8
Consumer Discretionary	9.4
Financials	9.0
Utilities	4.7
Materials	4.0
Consumer Staples	0.7
Total Investments	102.2
Liabilities in Excess of Other Assets	(2.2)
Total Net Assets	100.0%

IQ Real Return ETF
Net Assets ($ mil): $25.3

Industry	% of Net Assets
Short Term Bond Funds	62.4%
Equity Fund	17.6
Mid Term Bond Funds	9.8
Money Market Fund	6.6
Real Estate Funds	5.2
Currency Fund	4.5
Total Investments	106.1
Liabilities in Excess of Other Assets	(6.1)
Total Net Assets	100.0%

IQ Australia Small Cap ETF
Net Assets ($ mil): $4.8

Industry	% of Net Assets
Materials	22.2%
Consumer Discretionary	18.4
Industrials	15.8
Money Market Fund	13.5
Financials	13.0
Health Care	12.6
Consumer Staples	5.5
Information Technology	5.2
Energy	3.6
Telecommunication Services	2.7
Utilities	0.2
Total Investments	112.7
Liabilities in Excess of Other Assets	(12.7)
Total Net Assets	100.0%

IQ Canada Small Cap ETF
Net Assets ($ mil): $7.6

Industry	% of Net Assets
Energy	26.4%
Materials	25.0
Money Market Fund	24.7
Industrials	13.9
Consumer Discretionary	12.0
Utilities	7.2
Financials	4.3
Information Technology	3.5
Consumer Staples	2.7
Health Care	2.7
Telecommunication Services	1.7
Total Investments	124.1
Liabilities in Excess of Other Assets	(24.1)
Total Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF
Net Assets ($ mil): $13.7

Industry	% of Net Assets
Crop Production and Farming	63.9%
Livestock Operations	15.0
Agricultural Chemicals	10.7
Money Market Fund	9.8
Agricultural Supplies and Logistics	5.2
Agricultural Machinery	4.0
Total Investments	108.6
Liabilities in Excess of Other Assets	(8.6)
Total Net Assets	100.0%

Portfolio Summaries (continued)
October 31, 2015 (unaudited)

IQ Global Oil Small Cap ETF
Net Assets ($ mil): $3.1

Industry	% of Net Assets
Exploration & Production	39.5%
Refining & Marketing	31.1
Equipment, Services & Drilling	28.5
Money Market Fund	24.1
Total Investments	123.2
Liabilities in Excess of Other Assets	(23.2)
Total Net Assets	100.0%

IQ U.S. Real Estate Small Cap ETF
Net Assets ($ mil): $85.7

Industry	% of Net Assets
Office REITs	22.9%
Diversified REITs	18.0
Mortgage REITs	18.0
Specialized REITs	14.4
Retail REITs	13.1
Hotel REITs	7.0
Residential REITs	6.5
Money Market Fund	3.2
Total Investments	103.1
Liabilities in Excess of Other Assets	(3.1)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE International ETF
Net Assets ($ mil): $42.2

Industry	% of Net Assets
Financials	24.9%
Consumer Discretionary	13.4
Industrials	13.3
Consumer Staples	11.4
Health Care	11.1
Materials	7.3
Information Technology	6.0
Energy	4.6
Telecommunication Services	4.4
Utilities	3.5
Money Market Funds	2.7
Total Investments	102.6
Liabilities in Excess of Other Assets	(2.6)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE Europe ETF
Net Assets ($ mil): $38.4

Industry	% of Net Assets
Financials	22.9%
Consumer Staples	14.2
Health Care	13.8
Consumer Discretionary	12.0
Industrials	11.1
Materials	7.0
Energy	6.5
Telecommunication Services	4.9
Utilities	4.0
Money Market Funds	3.9
Information Technology	3.6
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE Japan ETF
Net Assets ($ mil): $26.6

Industry	% of Net Assets
Consumer Discretionary	21.8%
Industrials	19.7
Financials	18.6
Information Technology	9.8
Consumer Staples	7.9
Health Care	7.6
Materials	6.3
Telecommunication Services	4.5
Utilities	2.7
Energy	0.9
Money Market Fund	0.2
Total Investments	100.0
Liabilities in Excess of Other Assets	0.0 [1]
Total Net Assets	100.0%

1	Less than 0.05%

IQ Leaders GTAA Tracker ETF
Net Assets ($ mil): $2.1

Industry	% of Net Assets
Aggregate Bond Fund	31.1%
International Equity Core Fund	26.5
U.S. Large Cap Core Fund	24.0
U.S. Small Cap Equity Fund	8.5
Convertible Bond Fund	5.1
Emerging Equity Fund	2.9
Investment Grade Corporate Bond Fund	2.1
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Total Net Assets	100.0%

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
October 31, 2015 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.5%
Broad Fund — 0.0%(a)
iPath Bloomberg Commodity Index
Total Return* (Cost $568,634)	22,964	$557,107

Volatility Fund — 0.5%
iPath S&P 500 VIX Mid-Term Futures†*
(Cost $5,770,138)	478,651	5,298,667
Total Exchange Traded Notes
(Cost $6,338,772)		5,855,774

Investment Companies — 99.0%
Aggregate Bond Funds — 10.7%
iShares Core U.S. Aggregate
Bond ETF	504,568	55,224,968
SPDR Barclays Aggregate
Bond ETF(b)	35,933	2,079,083
Vanguard Total Bond Market ETF(c)	680,361	55,646,726
Total Aggregate Bond Funds		112,950,777

BRIC Equity Funds — 0.7%
iShares India 50 ETF(b)	12,143	339,761
iShares MSCI Brazil Capped ETF(b)	207,776	4,751,837
iShares MSCI India ETF	49,371	1,406,086
iShares MSCI Russia Capped ETF	7,879	100,221
Market Vectors Russia ETF	50,244	839,578
Total BRIC Equity Funds		7,437,483

Broad Fund — 0.2%
PowerShares DB Commodity Index
Tracking Fund*	114,065	1,733,788

Convertible Bonds Fund — 3.8%
SPDR Barclays Convertible
Securities ETF	850,269	39,588,525

Currency Strategy Fund — 1.9%
PowerShares DB G10 Currency
Harvest Fund†*(b)(c)	872,980	20,192,027

Emerging Equity Funds — 0.2%
iShares MSCI Emerging Markets ETF(b)	22,764	793,780
Vanguard FTSE Emerging Markets ETF	36,952	1,287,408
Total Emerging Equity Funds		2,081,188

Emerging Markets Fund — 0.8%
WisdomTree Emerging Currency
Strategy Fund†*(b)	501,397	8,644,084

Euro Fund — 1.7%
CurrencyShares Euro Trust†*(b)	168,720	18,181,267

Europe Equity Funds — 1.7%
iShares Europe ETF	39,022	1,647,899
iShares MSCI Eurozone ETF(b)	181,268	6,679,726
Vanguard FTSE Europe ETF	169,934	8,850,163
Total Europe Equity Funds		17,177,788

Floating Rate Funds — 14.3%
PowerShares Senior Loan Portfolio(b)	5,719,088	131,539,024
SPDR Blackstone / GSO Senior
Loan ETF(b)	397,777	18,950,096
Total Floating Rate Funds		150,489,120

	Shares	Value
Investment Companies (continued)
International Bond Fund — 1.3%
SPDR DB International Government
Inflation-Protected Bond ETF	261,131	$13,743,325

International Equity Core Funds — 3.3%
iShares MSCI EAFE ETF	376,825	23,027,776
Vanguard FTSE Developed
Markets ETF	293,082	11,148,839
Total International Equity Core Fund		34,176,615

International REITs Fund — 0.8%
SPDR Dow Jones International Real
Estate ETF(b)	196,161	8,132,835

Investment Grade Corporate Bond
Funds — 29.0%
iShares Core U.S. Credit Bond ETF(b)	92,954	10,118,043
iShares iBoxx $ Investment Grade
Corporate Bond ETF(c)	2,527,143	294,209,988
Total Investment Grade Corporate
Bond Funds		304,328,031

Silver Fund — 0.2%
iShares Silver Trust*	142,071	2,102,651

U.S. Large Cap Core Fund — 1.4%
SPDR S&P 500 ETF Trust(b)	73,341	15,249,794

U.S. Large Cap Growth Funds — 0.4%
Guggenheim S&P 500 Pure
Growth ETF	1,829	151,734
iShares Russell 1000 Growth ETF	20,396	2,061,831
iShares S&P 500 Growth ETF	7,576	893,892
Vanguard Growth ETF(b)	12,630	1,380,333
Total U.S. Large Cap Growth Funds		4,487,790

U.S. Large Cap Value Funds — 2.6%
Guggenheim S&P 500 Pure
Value ETF(b)	7,879	405,532
iShares Russell 1000 Value ETF(b)(c)	129,070	12,944,430
iShares S&P 500 Value ETF	47,968	4,328,153
Vanguard Value ETF(b)	113,484	9,376,048
Total U.S. Large Cap Value Funds		27,054,163

U.S. Short Term Treasury
Bond Funds — 12.4%
iShares 1-3 Year Treasury Bond ETF(c)	538,208	45,656,185
iShares Short Treasury Bond ETF(c)	126,961	13,999,989
SPDR Barclays 1-3 Month T-Bill ETF*(b)	234,049	10,691,358
Vanguard Short-Term Bond ETF(c)	741,244	59,477,419
Total U.S. Short Term Treasury
Bond Fund		129,824,951

U.S. Small Cap Core Fund — 3.3%
iShares Russell 2000 ETF(b)	303,048	34,953,556

U.S. Small Cap Growth Funds — 8.0%
iShares Russell 2000 Growth ETF(b)	272,538	38,577,754
iShares S&P Small-Cap 600
Growth ETF(b)	157,024	19,951,470

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Growth Funds (continued)
Vanguard Small-Cap Growth ETF	206,070	$25,406,370
Total U.S. Small Cap Growth Funds		83,935,594

Volatility Fund — 0.3%
ProShares VIX Mid-Term Futures ETF†*	56,255	3,029,894
Total Investment Companies
(Cost $1,036,372,444)		1,039,495,246

Short-Term Investment — 1.1%
Money Market Fund — 1.1%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(d)
(Cost $11,891,825)	11,891,825	11,891,825

Investment of Cash Collateral For
Securities Loaned — 5.8%
Money Market Fund — 5.8%
Dreyfus Government Cash Management
Fund, 0.01%(e)
(Cost $60,540,584)	60,540,584	60,540,584

Value
Total Investments — 106.4%
(Cost $1,115,143,625)	$1,117,783,429
Liabilities in Excess of Other
Assets — (6.4)%	(67,429,927)
Net Assets — 100.0%	$1,050,353,502

*	Non-income producing securities.
†	Affiliated Fund.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $74,302,126; total market value of collateral held by the Fund was $76,009,876. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $15,469,292.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $207,775,633.
(d)	Rate shown reflects the 7-day yield at October 31, 2015.
(e)	Rate shown reflects the 1-day yield at October 31, 2015.

BRIC — Brazil, Russia, India and China

ETF — Exchange Traded Fund

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
October 31, 2015 (unaudited)

Total return swap contracts outstanding at October 31, 2015:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amounts Long (short)	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	1.12%	5/19/2016	$4,940,365	$—
CurrencyShares Japanese Yen Trust	(1.76)%	5/19/2016	(29,093,771)	—
Guggenheim S&P 500 Pure Growth ETF	1.12%	5/19/2016	41,397	—
Guggenheim S&P 500 Pure Value ETF	1.12%	5/19/2016	110,197	—
iPath Bloomberg Commodity Index Total Return ETN	1.12%	5/19/2016	151,382	—
iPATH S&P 500 VIX Mid-Term Futures ETN	1.12%	5/19/2016	1,439,764	—
iShares 1-3 Year Treasury Bond ETF	1.12%	5/19/2016	12,405,624	—
iShares China Large-Cap ETF	(1.01)%	5/19/2016	(10,282,613)	—
iShares Core U.S. Aggregate Bond ETF	1.12%	5/19/2016	15,005,923	—
iShares Core U.S. Credit Bond ETF	1.12%	5/19/2016	2,749,442	—
iShares Europe ETF	1.12%	5/19/2016	447,765	—
iShares iBoxx $ High Yield Corporate Bond ETF	(3.87)%	5/19/2016	(14,364,636)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.12%	5/19/2016	79,943,169	—
iShares India 50 ETF	1.12%	5/19/2016	92,334	—
iShares MSCI All Country Asia ex Japan ETF	(4.00)%	5/19/2016	(17,809,941)	—
iShares MSCI Brazil Capped ETF	1.12%	5/19/2016	1,291,194	—
iShares MSCI China ETF	(5.48)%	5/19/2016	(3,267,295)	—
iShares MSCI EAFE ETF	1.12%	5/19/2016	6,257,175	—
iShares MSCI EAFE Small-Cap ETF	(2.26)%	5/19/2016	(10,888,670)	—
iShares MSCI Emerging Markets ETF	1.12%	5/19/2016	215,741	—
iShares MSCI Eurozone ETF	1.12%	5/19/2016	1,815,010	—
iShares MSCI India ETF	1.12%	5/19/2016	382,002	—
iShares MSCI Pacific ex Japan ETF	(2.52)%	5/19/2016	(12,899,586)	—
iShares MSCI Russia Capped ETF	1.12%	5/19/2016	27,234	—
iShares Russell 1000 Growth ETF	1.12%	5/19/2016	560,140	—
iShares Russell 1000 Value ETF	1.12%	5/19/2016	3,517,371	—
iShares Russell 2000 ETF	1.12%	5/19/2016	9,497,788	—
iShares Russell 2000 Growth ETF	1.12%	5/19/2016	10,482,768	—
iShares Russell 2000 Value ETF	(1.52)%	5/19/2016	(29,391,271)	—
iShares S&P 500 Growth ETF	1.12%	5/19/2016	243,177	—
iShares S&P 500 Value ETF	1.12%	5/19/2016	1,175,877	—
iShares S&P Small-Cap 600 Growth ETF	1.12%	5/19/2016	5,421,015	—
iShares S&P Small-Cap 600 Value ETF	(2.02)%	5/19/2016	(16,562,763)	—
iShares Short Treasury Bond ETF	1.12%	5/19/2016	3,804,205	—
iShares Silver Trust	1.12%	5/19/2016	571,354	—
iShares U.S. Real Estate ETF	(0.76)%	5/19/2016	(4,491,984)	—
Market Vectors Russia ETF	1.12%	5/19/2016	228,158	—
PowerShares DB Commodity Index Tracking Fund	1.12%	5/19/2016	471,109	—
PowerShares DB G10 Currency Harvest Fund	1.12%	5/19/2016	5,697,474	—
PowerShares DB Gold Fund	(1.02)%	5/19/2016	(24,946)	—
PowerShares DB U.S. Dollar Index Bullish Fund	(3.01)%	5/19/2016	(31,380,776)	—
PowerShares Senior Loan Portfolio	1.12%	5/19/2016	35,742,138	—
ProShares VIX Mid-Term Futures ETF	1.12%	5/19/2016	823,304	—
SPDR Barclays 1-3 Month T-Bill ETF	1.12%	5/19/2016	2,905,020	—
SPDR Barclays Aggregate Bond ETF	1.12%	5/19/2016	565,003	—
SPDR Barclays Convertible Securities ETF	1.12%	5/19/2016	10,757,129	—
SPDR Barclays High Yield Bond ETF	(1.72)%	5/19/2016	(9,881,619)	—
SPDR Blackstone / GSO Senior Loan ETF	1.12%	5/19/2016	5,149,169	—
SPDR DB International Government Inflation-Protected Bond ETF	1.12%	5/19/2016	3,734,467	—
SPDR Dow Jones International Real Estate ETF	1.12%	5/19/2016	2,209,942	—
SPDR Dow Jones REIT ETF	(1.26)%	5/19/2016	(3,414,580)	—
SPDR S&P 500 ETF Trust	1.12%	5/19/2016	4,144,045	—
SPDR S&P China ETF	(4.26)%	5/19/2016	(1,549,909)	—
SPDR S&P International Small Cap ETF	(3.01)%	5/19/2016	(1,472,773)	—
Vanguard FTSE Developed Markets ETF	1.12%	5/19/2016	3,029,391	—
Vanguard FTSE Emerging Markets ETF	1.12%	5/19/2016	349,794	—
Vanguard FTSE Europe ETF	1.12%	5/19/2016	2,404,690	—
Vanguard FTSE Pacific ETF	(0.88)%	5/19/2016	(18,664,800)	—
Vanguard Growth ETF	1.12%	5/19/2016	375,302	—
Vanguard REIT ETF	(0.63)%	5/19/2016	(28,901,406)	—
Vanguard Short-Term Bond ETF	1.12%	5/19/2016	16,161,459	—
Vanguard Small-Cap Growth ETF	1.12%	5/19/2016	6,903,254	—
Vanguard Small-Cap Value ETF	(3.02)%	5/19/2016	(29,002,347)	—
Vanguard Total Bond Market ETF	1.12%	5/19/2016	15,120,354	—
Vanguard Value ETF	1.12%	5/19/2016	2,547,588	—
WisdomTree Emerging Currency Strategy Fund	1.12%	5/19/2016	2,348,760	—
WisdomTree International SmallCap Dividend Fund	(3.51)%	5/19/2016	(2,292,279)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $3,379,724 at October 31, 2015.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
October 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$5,855,774	$—		$—	$5,855,774
Investment Companies	1,039,495,246	—		—	1,039,495,246
Short-Term Investment:
Money Market Fund	11,891,825	—		—	11,891,825
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	60,540,584	—		—	60,540,584
Total Investments in Securities	1,117,783,429	—		—	1,117,783,429
Other Financial Instruments
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and
Other Financial Instruments	$1,117,783,429	$—		$—	$1,117,783,429

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF
October 31, 2015 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.5%
Volatility Fund — 0.5%
iPATH S&P 500 VIX Mid-Term Futures*(a)
(Cost $94,156)	7,902	$87,475

Investment Companies — 99.4%
BRIC Equity Funds — 7.5%
iShares China Large-Cap ETF	23,141	885,606
iShares MSCI China ETF	5,949	281,388
SPDR S&P China ETF	1,735	133,473
Total BRIC Equity Funds		1,300,467

Currency Strategy Fund — 0.6%
PowerShares DB G10 Currency Harvest
Fund*(a)	4,433	102,535

Emerging Equity Funds — 0.1%
iShares MSCI Emerging Markets ETF	148	5,161
Vanguard FTSE Emerging Markets ETF	242	8,431
Total Emerging Equity Funds		13,592

Emerging Small Cap Equity Fund — 7.3%
SPDR S&P Emerging Markets
SmallCap ETF(a)	32,489	1,275,193

International Bond Funds — 17.9%
Market Vectors J.P.Morgan EM Local
Currency Bond ETF(a)	122,471	2,197,130
WisdomTree Emerging Markets Local
Debt Fund(a)	25,409	914,470
Total International Bond Funds		3,111,600

International Small Cap Equity
Funds — 1.9%
SPDR S&P International Small
Cap ETF(a)	4,363	126,832
WisdomTree International SmallCap
Dividend Fund(a)	3,393	197,439
Total International Small Cap
Equity Funds		324,271

Investment Grade Corporate Bond
Fund — 14.9%
iShares iBoxx $ Investment Grade
Corporate Bond ETF	22,254	2,590,811

	Shares	Value
Investment Companies (continued)
Silver Fund — 0.2%
iShares Silver Trust*	2,265	$33,522

U.S. Short-Term Treasury Bond
Funds — 49.0%
iShares 1-3 Year Treasury Bond ETF	37,329	3,166,619
iShares Short Treasury Bond ETF	8,806	971,038
SPDR Barclays 1-3 Month
T-Bill ETF*(a)	5,294	241,830
Vanguard Short-Term Bond ETF(b)	51,412	4,125,299
Total U.S. Short-Term Treasury
Bond Funds		8,504,786
Total Investment Companies
(Cost $18,162,727)		17,256,777

Investment of Cash Collateral For
Securities Loaned — 21.8%
Money Market Fund — 21.8%
Dreyfus Government Cash
Management Fund, 0.01%(c)
(Cost $3,786,692)	3,786,692	3,786,692
Total Investments — 121.7%
(Cost $22,043,575)		21,130,944
Liabilities in Excess of Other
Assets — (21.7)%		(3,769,448)
Net Assets — 100.0%		$17,361,496

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,700,961; total market value of collateral held by the Fund was $3,786,692.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,284,482.
(c)	Rate shown reflects the 1-day yield at October 31, 2015.

BRIC — Brazil, Russia, India and China

ETF — Exchange Traded Fund

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)
October 31, 2015 (unaudited)

Total return swap contracts outstanding at October 31, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amounts Long (short)	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	(2.05)%	4/07/2016	$(659,060)	$—
CurrencyShares Japanese Yen Trust	(1.75)%	4/07/2016	(390,983)	—
iPath Bloomberg Commodity Index Total Return ETN	(2.25)%	4/07/2016	(69,893)	—
iShares Core U.S. Credit Bond ETF	1.12%	5/19/2016	143,138	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.12%	5/19/2016	1,383,186	—
iShares India 50 ETF	(4.02)%	4/07/2016	(47,230)	—
iShares MSCI Brazil Capped ETF	(1.48)%	4/07/2016	(573,740)	—
iShares MSCI EAFE Small-Cap ETF	1.12%	5/19/2016	1,004,756	—
iShares MSCI India ETF	(1.27)%	4/07/2016	(195,373)	—
iShares MSCI Russia Capped ETF	(2.71)%	4/07/2016	(13,928)	—
iShares Russell 2000 ETF	1.12%	5/19/2016	501,960	—
iShares U.S. Real Estate ETF	(0.72)%	4/07/2016	(60,363)	—
Market Vectors Russia ETF	(0.51)%	4/07/2016	(116,686)	—
PowerShares DB Commodity Index Tracking Fund	(0.38)%	4/07/2016	(217,527)	—
ProShares VIX Mid-Term Futures ETF	1.12%	5/19/2016	53,591	—
SPDR Barclays 1-3 Month T-Bill ETF	1.12%	5/19/2016	535,370	—
SPDR DB International Government Inflation-Protected Bond ETF	1.12%	5/19/2016	433,829	—
SPDR Dow Jones International Real Estate ETF	(2.01)%	4/07/2016	(1,130,283)	—
SPDR Dow Jones REIT ETF	(1.11)%	4/07/2016	(45,853)	—
Vanguard REIT ETF	(0.62)%	4/07/2016	(388,425)	—

				$—

Cash posted has been segregated as collateral for swaps in the amount of $113,760 at October 31, 2015.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$87,475	$—		$—	$87,475
Investment Companies	17,256,777	—		—	17,256,777
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,786,692	—		—	3,786,692
Total Investments in Securities	21,130,944	—		—	21,130,944
Other Financial Instruments
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and
Other Financial Instruments	$21,130,944	$—		$—	$21,130,944

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2) The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF
October 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 100.0%
Aggregate Bond Funds — 10.4%
iShares Core U.S. Aggregate
Bond ETF	1,146	$125,430
SPDR Barclays Aggregate
Bond ETF(a)	1,159	67,060
Vanguard Total Bond
Market ETF(b)	21,943	1,794,717
Total Aggregate Bond Funds		1,987,207

Currency Strategy Fund — 3.1%
PowerShares DB G10 Currency Harvest
Fund*(a)	25,092	580,378

Euro Fund — 3.4%
CurrencyShares Euro Trust*	5,900	635,784

Europe Equity Fund — 0.5%
iShares Europe ETF	2,033	85,854

Floating Rate Funds — 14.5%
PowerShares Senior Loan Portfolio(a)	104,529	2,404,167
SPDR Blackstone / GSO Senior
Loan ETF	7,271	346,390
Total Floating Rate Funds		2,750,557

International Equity Core Funds — 5.9%
iShares MSCI EAFE ETF	12,248	748,475
Vanguard FTSE Developed
Markets ETF	9,526	362,369
Total International Equity Core Funds		1,110,844

Investment Grade Corporate Bond
Fund — 0.3%
iShares Core U.S. Credit Bond ETF	467	50,833

U.S. Large Cap Value Funds — 1.7%
Guggenheim S&P 500 Pure
Value ETF(a)	93	4,787
iShares Russell 1000 Value ETF(a)	1,538	154,246
iShares S&P 500 Value ETF	572	51,612
Vanguard Value ETF	1,352	111,702
Total U.S. Large Cap Value Funds		322,347

U.S. Short Term Treasury Bond
Funds — 53.0%
iShares 1-3 Year Treasury Bond ETF	41,615	3,530,200
iShares Short Treasury Bond ETF(b)	9,817	1,082,521
SPDR Barclays 1-3 Month
T-Bill ETF*(a)	18,336	837,588
Vanguard Short-Term Bond ETF(b)	57,315	4,598,956
Total U.S. Short Term Treasury Bond
Funds		10,049,265

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Growth Funds — 5.1%
iShares Russell 2000 Growth ETF(a)	3,100	$438,805
iShares S&P Small-Cap 600
Growth ETF(a)	1,786	226,929
Vanguard Small-Cap Growth ETF(a)	2,344	288,992
Total U.S. Small Cap Growth Funds		954,726

U.S. Small Cap Value Funds — 2.1%
iShares Russell 2000 Value ETF	2,611	248,228
iShares S&P Small-Capital 600
Value ETF	1,255	139,970
Total U.S. Small Cap Value Funds		388,198
Total Investment Companies
(Cost $18,887,478)		18,915,993

Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(c)
(Cost $142,146)	142,146	142,146

Investment of Cash Collateral For
Securities Loaned — 20.3%
Money Market Fund — 20.3%
Dreyfus Government Cash
Management Fund, 0.01%(d)
(Cost $3,836,336)	3,836,336	3,836,336
Total Investments — 121.1%
(Cost $22,865,960)		22,894,475
Liabilities in Excess of
Other Assets — (21.1)%		(3,995,834)
Net Assets — 100.0%		$18,898,641

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,754,882; total market value of collateral held by the Fund was $3,836,336.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,751,479.
(c)	Rate shown reflects the 7-day yield at October 31, 2015.
(d)	Rate shown reflects the 1-day yield at October 31, 2015.

ETF — Exchange Traded Fund

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)
October 31, 2015 (unaudited)

Total return swap contracts outstanding at October 31, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amounts Long (short)	Unrealized Appreciation (Depreciation)[1]
iShares Core U.S. Aggregate Bond ETF	1.12%	5/19/2016	$1,661,342	$—
iShares iBoxx $ High Yield Corporate Bond ETF	(3.52)%	4/07/2016	(452,922)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.12%	5/19/2016	1,481,561	—
iShares MSCI All Country Asia ex Japan ETF	(4.01)%	4/07/2016	(729,794)	—
iShares MSCI Emerging Markets ETF	(3.01)%	4/07/2016	(60,360)	—
iShares MSCI Eurozone ETF	1.12%	5/19/2016	349,301	—
iShares MSCI Pacific ex Japan ETF	(2.27)%	4/07/2016	(528,578)	—
iShares Russell 1000 Growth ETF	(0.64)%	4/07/2016	(429,936)	—
iShares S&P 500 Growth ETF	(1.51)%	4/07/2016	(186,660)	—
PowerShares DB U.S. Dollar Index Bullish Fund	(3.01)%	4/07/2016	(571,483)	—
SPDR Barclays Convertible Securities ETF	1.12%	5/19/2016	666,367	—
SPDR Barclays High Yield Bond ETF	(1.57)%	4/07/2016	(311,563)	—
SPDR DB International Government Inflation-Protected Bond ETF	(2.02)%	4/07/2016	(478,775)	—
Vanguard FTSE Emerging Markets ETF	(0.31)%	4/07/2016	(97,866)	—
Vanguard FTSE Europe ETF	1.12%	5/19/2016	462,783	—
Vanguard FTSE Pacific ETF	(0.88)%	4/07/2016	(764,783)	—
Vanguard Growth ETF	(0.76)%	4/07/2016	(288,088)	—
Vanguard Small-Cap Value ETF	1.12%	5/19/2016	246,092	—

				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$18,915,993	$—		$—	$18,915,993
Short-Term Investment:
Money Market Fund	142,146	—		—	142,146
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,836,336	—		—	3,836,336
Total Investments in Securities	22,894,475	—		—	22,894,475
Other Financial Instruments
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$22,894,475	$—		$—	$22,894,475

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF
October 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 100.4%
Emerging Equity Funds — 1.6%
iShares MSCI Emerging Markets ETF	337	$11,751
Vanguard FTSE Emerging Markets ETF	547	19,058
Total Emerging Equity Funds		30,809

Floating Rate Funds — 36.6%
PowerShares Senior Loan Portfolio(a)(b)	26,792	616,217
SPDR Blackstone / GSO Senior
Loan ETF	1,863	88,753
Total Floating Rate Funds		704,970

International Equity Core Funds — 4.8%
iShares MSCI EAFE ETF	1,023	62,515
Vanguard FTSE Developed
Markets ETF	796	30,280
Total International Equity Core Funds		92,795

Investment Grade Corporate Bond
Funds — 13.2%
iShares Core U.S. Credit Bond ETF	77	8,381
iShares iBoxx $ Investment Grade
Corporate Bond ETF	2,107	245,297
Total Investment Grade Corporate
Bond Funds		253,678

U.S. Large Cap Core Fund — 5.7%
SPDR S&P 500 ETF Trust(a)	529	109,995

U.S. Large Cap Growth Funds — 6.1%
Guggenheim S&P 500 Pure
Growth ETF	48	3,982
iShares Russell 1000 Growth ETF	532	53,780
iShares S&P 500 Growth ETF(a)	198	23,362
Vanguard Growth ETF	329	35,956
Total U.S. Large Cap Growth Funds		117,080

U.S. Large Cap Value Funds — 7.8%
Guggenheim S&P 500 Pure
Value ETF(a)	44	2,265
iShares Russell 1000 Value ETF	718	72,008
iShares S&P 500 Value ETF	267	24,091
Vanguard Value ETF	632	52,216
Total U.S. Large Cap Value Funds		150,580

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Growth Funds — 24.6%
iShares Russell 2000 Growth ETF(a)	1,537	$217,563
iShares S&P Small-Cap 600
Growth ETF(a)	886	112,575
Vanguard Small-Cap Growth ETF(a)	1,162	143,263
Total U.S. Small Cap Growth Funds		473,401
Total Investment Companies
(Cost $2,009,567)		1,933,308

Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(c)
(Cost $12,152)	12,152	12,152

Investment of Cash Collateral
For Securities Loaned — 27.3%
Money Market Fund — 27.3%
Dreyfus Government Cash
Management Fund, 0.01%(d)
(Cost $526,755)	526,755	526,755
Total Investments — 128.3%
(Cost $2,548,474)		2,472,215
Liabilities in Excess of
Other Assets — (28.3)%		(545,108)
Net Assets — 100.0%		$1,927,107

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $621,089; total market value of collateral held by the Fund was $636,213. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $109,458.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $356,500.
(c)	Rate shown reflects the 7-day yield at October 31, 2015.
(d)	Rate shown reflects the 1-day yield at October 31, 2015.

ETF — Exchange Traded Fund

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)
October 31, 2015 (unaudited)

Total return swap contracts outstanding at October 31, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amounts Long (short)	Unrealized Appreciation (Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	1.12%	3/28/2017	$1,161	$—
Guggenheim S&P 500 Pure Value ETF	1.12%	3/28/2017	669	—
iShares Core U.S. Credit Bond ETF	1.12%	3/28/2017	2,504	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.12%	3/28/2017	73,461	—
iShares MSCI EAFE ETF	1.12%	3/28/2017	18,700	—
iShares MSCI Emerging Markets ETF	1.12%	3/28/2017	3,522	—
iShares Russell 1000 Growth ETF	1.12%	3/28/2017	16,073	—
iShares Russell 1000 Value ETF	1.12%	3/28/2017	21,562	—
iShares Russell 2000 Growth ETF	1.12%	3/28/2017	65,113	—
iShares Russell 2000 Value ETF	(1.52)%	3/28/2017	(233,777)	—
iShares S&P 500 Growth ETF	1.12%	3/28/2017	6,961	—
iShares S&P 500 Value ETF	1.12%	3/28/2017	7,218	—
iShares S&P Small-Cap 600 Growth ETF	1.12%	3/28/2017	33,671	—
iShares S&P Small-Cap 600 Value ETF	(2.00)%	3/28/2017	(131,717)	—
PowerShares Senior Loan Portfolio	1.12%	3/28/2017	184,437	—
SPDR Blackstone / GSO Senior Loan ETF	1.12%	3/28/2017	26,583	—
SPDR S&P 500 ETF Trust	1.12%	3/28/2017	32,853	—
Vanguard FTSE Developed Markets ETF	1.12%	3/28/2017	9,054	—
Vanguard FTSE Emerging Markets ETF	1.12%	3/28/2017	5,714	—
Vanguard Growth ETF	1.12%	3/28/2017	10,820	—
Vanguard Small-Cap Growth ETF	1.12%	3/28/2017	42,905	—
Vanguard Small-Cap Value ETF	(3.00)%	3/28/2017	(230,705)	—
Vanguard Value ETF	1.12%	3/28/2017	15,615	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$1,933,308	$—		$—	$1,933,308
Short-Term Investment:
Money Market Fund	12,152	—		—	12,152
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	526,755	—		—	526,755
Total Investments in Securities	2,472,215	—		—	2,472,215
Other Financial Instruments
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$2,472,215	$—		$—	$2,472,215

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF
October 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 99.6%
Aggregate Bond Funds — 44.9%
iShares Core U.S. Aggregate
Bond ETF	3,946	$431,890
SPDR Barclays Aggregate Bond ETF(a)	281	16,259
Vanguard Total Bond Market ETF	5,320	435,122
Total Aggregate Bond Funds		883,271

Convertible Bonds Fund — 46.7%
SPDR Barclays Convertible
Securities ETF(a)	19,778	920,864

U.S. Large Cap Growth Funds — 8.0%
Guggenheim S&P 500 Pure
Growth ETF	64	5,309
iShares Russell 1000 Growth ETF	716	72,381
iShares S&P 500 Growth ETF(a)	266	31,385
Vanguard Growth ETF	444	48,525
Total U.S. Large Cap Growth Funds		157,600
Total Investment Companies
(Cost $2,005,092)		1,961,735

Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $6,137)	6,137	6,137

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 21.7%
Money Market Fund — 21.7%
Dreyfus Government Cash Management
Fund, 0.01%(c)
(Cost $427,685)	427,685	$427,685
Total Investments — 121.6%
(Cost $2,438,914)		2,395,557
Liabilities in Excess of Other
Assets — (21.6)%		(425,603)
Net Assets — 100.0%		$1,969,954

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $419,069; total market value of collateral held by the Fund was $427,685.
(b)	Rate shown reflects the 7-day yield at October 31, 2015.
(c)	Rate shown reflects the 1-day yield at October 31, 2015.

ETF — Exchange Traded Fund

Total return swap contracts outstanding at October 31, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amounts Long (short)	Unrealized Appreciation (Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	1.12%	3/28/2017	$415	$—
iShares Core U.S. Aggregate Bond ETF	1.12%	3/28/2017	35,352	—
iShares Core U.S. Credit Bond ETF	(5.00)%	3/28/2017	(4,898)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.63)%	3/28/2017	(141,334)	—
iShares MSCI Emerging Markets ETF	(3.01)%	3/28/2017	(4,394)	—
iShares Russell 1000 Growth ETF	1.12%	3/28/2017	5,964	—
iShares S&P 500 Growth ETF	1.12%	3/28/2017	2,596	—
SPDR Barclays Aggregate Bond ETF	1.12%	3/28/2017	1,331	—
SPDR Barclays Convertible Securities ETF	1.12%	3/28/2017	75,427	—
Vanguard FTSE Emerging Markets ETF	(0.31)%	3/28/2017	(7,142)	—
Vanguard Growth ETF	1.12%	3/28/2017	3,934	—
Vanguard Total Bond Market ETF	1.12%	3/28/2017	35,660	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)
October 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$1,961,735	$—		$—	$1,961,735
Short-Term Investment:
Money Market Fund	6,137	—		—	6,137
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	427,685	—		—	427,685
Total Investments in Securities	2,395,557	—		—	2,395,557
Other Financial Instruments
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$2,395,557	$—		$—	$2,395,557

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 93.2%
Australia — 9.3%
BHP Billiton Ltd.	162,737	$2,672,730
Fortescue Metals Group Ltd.(a)	95,173	141,913
Newcrest Mining Ltd.*	8,718	76,566
Northern Star Resources Ltd.	6,736	13,264
Sandfire Resources NL	210,676	952,945
South32 Ltd.*	162,752	170,109
Whitehaven Coal Ltd.*	272,538	198,331
Woodside Petroleum Ltd.	2,761	58,327
Total Australia		4,284,185

Canada — 13.2%
Agnico Eagle Mines Ltd.	2,452	69,267
B2Gold Corp.*	10,487	11,302
Barrick Gold Corp.	13,247	101,756
Canadian Natural Resources Ltd.	3,660	84,818
Canfor Corp.*	59,134	836,152
Centerra Gold, Inc.	2,693	15,149
Detour Gold Corp.*	1,941	21,571
Eldorado Gold Corp.	8,158	28,496
Enbridge, Inc.	2,853	121,874
Goldcorp, Inc.	9,422	120,480
Imperial Oil Ltd.	2,840	94,446
Kinross Gold Corp.*	13,012	26,156
Mercer International, Inc.	28,138	303,890
New Gold, Inc.*	5,788	14,333
Norbord, Inc.	23,370	441,375
Pan American Silver Corp.(a)	1,722	13,056
Resolute Forest Products, Inc.*	41,402	309,273
Silver Wheaton Corp.	4,595	62,409
Suncor Energy, Inc.	4,842	144,000
Teck Resources Ltd., Class B	17,616	103,136
TransCanada Corp.	2,374	79,838
Turquoise Hill Resources Ltd.*	532,242	1,447,698
West Fraser Timber Co., Ltd.	36,486	1,290,333
Westshore Terminals
Investment Corp.	19,729	328,880
Yamana Gold, Inc.	10,662	23,307
Total Canada		6,092,995

Chile — 0.5%
Antofagasta PLC	30,133	245,019

China — 0.7%
China Modern Dairy Holdings Ltd.(a)	465,882	140,664
CNOOC Ltd.	149,561	167,699
Total China		308,363

France — 1.3%
Suez Environnement Co.	5,746	109,872
TOTAL SA	7,624	371,783
Veolia Environnement SA	5,862	137,118
Total France		618,773

Germany — 0.1%
Suedzucker AG	2,352	44,142

Hong Kong — 0.7%
Beijing Enterprises Water Group Ltd.*	92,477	73,861
Hong Kong & China Gas Co., Ltd.	38,740	78,679
Shougang Fushan Resources
Group Ltd.	1,408,714	190,856
Total Hong Kong		343,396

	Shares	Value
Common Stocks (continued)
Ireland — 0.4%
Kerry Group PLC, Class A	2,025	$165,420

Italy — 0.6%
Eni SpA	12,091	198,475
Snam SpA	11,726	61,009
Total Italy		259,484

Japan — 8.9%
Ajinomoto Co., Inc.	7,316	164,114
Dowa Holdings Co., Ltd.	9,707	85,266
Hokuetsu Kishu Paper Co., Ltd.(a)	82,293	576,239
Mitsubishi Materials Corp.	39,982	140,480
Mitsui & Co., Ltd.	6,146	78,458
NH Foods Ltd.	21,096	442,461
Nisshin Seifun Group, Inc.	3,424	52,718
Oji Holdings Corp.	430,391	2,243,347
Sumitomo Metal Mining Co., Ltd.	18,100	226,559
Toyo Suisan Kaisha Ltd.	1,262	46,851
Yamazaki Baking Co., Ltd.	2,714	52,694
Total Japan		4,109,187

Jersey — 0.2%
Randgold Resources Ltd.	1,054	71,102

Mexico — 0.2%
Fresnillo PLC(a)	8,382	94,500

Netherlands — 1.2%
Royal Dutch Shell PLC, Class A	21,778	573,280

New Zealand — 3.3%
Fletcher Building Ltd.	299,341	1,510,905

Norway — 0.9%
Norsk Hydro ASA	62,353	224,453
Statoil ASA	10,648	171,389
Total Norway		395,842

Peru — 1.5%
Southern Copper Corp.	24,660	684,562

Russia — 0.1%
Polymetal International PLC	4,788	42,482

Singapore — 0.6%
Golden Agri-Resources Ltd.	147,928	41,194
Sakari Resources Ltd.*(b)(c)	240,456	63,526
Wilmar International Ltd.	73,680	164,669
Total Singapore		269,389

Spain — 1.0%
Ebro Foods SA	1,789	34,110
Ence Energia y Celulosa SA	108,053	380,761
Repsol SA	4,603	58,347
Total Spain		473,218

Sweden — 7.2%
Boliden AB	8,361	161,096
Sandvik AB	333,269	3,136,068
Total Sweden		3,297,164

Switzerland — 1.5%
Glencore PLC*(a)	399,770	694,580

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom — 8.9%
Acacia Mining PLC	4,666	$13,908
Anglo American PLC(a)	42,694	360,409
Associated British Foods PLC	9,120	486,634
BG Group PLC	11,433	180,985
BP PLC	61,084	364,522
Cranswick PLC	4,736	125,440
Pennon Group PLC	4,262	53,382
Pentair PLC	1,920	107,367
Polyus Gold International Ltd.	34,481	101,313
Rio Tinto PLC	56,558	2,060,106
Severn Trent PLC	2,560	88,681
Tate & Lyle PLC	5,384	49,682
United Utilities Group PLC	7,287	111,246
Total United Kingdom		4,103,675

United States — 30.9%
Alcoa, Inc.	37,361	333,634
American Water Works Co., Inc.	1,921	110,188
Anadarko Petroleum Corp.	1,728	115,569
Aqua America, Inc.	1,890	54,054
Archer-Daniels-Midland Co.	7,306	333,592
Boise Cascade Co.*	17,244	516,113
Bunge Ltd.	1,799	131,255
Chevron Corp.	6,297	572,271
ConAgra Foods, Inc.	4,906	198,938
ConocoPhillips	4,124	220,015
CONSOL Energy, Inc.	61,178	407,445
EOG Resources, Inc.	1,836	157,621
Exxon Mobil Corp.	14,050	1,162,497
Flowserve Corp.	1,440	66,758
Freeport-McMoRan, Inc.	31,785	374,109
General Mills, Inc.	6,867	399,041
Hain Celestial Group, Inc. (The)*	1,170	58,325
Halliburton Co.	2,836	108,846
Hormel Foods Corp.	25,482	1,721,309
IDEX Corp.	837	64,248
Ingredion, Inc.	824	78,330
JM Smucker Co. (The)	1,378	161,763
Joy Global, Inc.(a)	25,869	444,430
Kellogg Co.	4,108	289,696
Kinder Morgan, Inc.	7,185	196,510
Louisiana-Pacific Corp.*	62,185	1,098,187
Marathon Petroleum Corp.	1,827	94,638
Mondelez International, Inc., Class A	19,001	877,086
Newmont Mining Corp.	5,676	110,455
Occidental Petroleum Corp.	2,581	192,388
Phillips 66	1,820	162,071
Pilgrim’s Pride Corp.(a)	25,060	475,889
Pioneer Natural Resources Co.	499	68,433
Royal Gold, Inc.	742	35,497
Sanderson Farms, Inc.(a)	2,229	154,938
Schlumberger Ltd.	4,248	332,024
Seaboard Corp.*	112	377,216
Spectra Energy Corp.	2,247	64,197
Tahoe Resources, Inc.	1,678	14,005
Tyson Foods, Inc., Class A	36,146	1,603,437
Valero Energy Corp.	1,725	113,712
Williams Cos., Inc. (The)	2,505	98,797
Xylem, Inc.	1,947	70,890
Total United States		14,220,417
Total Common Stocks
(Cost $50,672,914)		42,902,080

	Shares	Value
Short-Term Investment — 6.4%
Money Market Fund — 6.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(d)
(Cost $2,951,688)	2,951,688	$2,951,688

Investment of Cash Collateral For
Securities Loaned — 4.9%
Money Market Fund — 4.9%
Dreyfus Government Cash Management
Fund 0.01%(e)
(Cost $2,258,114)	2,258,114	2,258,114
Total Investments — 104.5%
(Cost $55,882,716)		48,111,882
Liabilities in Excess of Other
Assets — (4.5)%(f)		(2,076,775)
Net Assets — 100.0%		$46,035,107

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,206,577; total market value of collateral held by the Fund was $2,258,114.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2015, the value of this security was $63,526.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 7-day yield at October 31, 2015.
(e)	Rate shown reflects the 1-day yield at October 31, 2015.
(f)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on future contracts.

PLC — Public Limited Company

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2015 (unaudited)

Open futures contracts outstanding at October 31, 2015:

Type	Broker	Expiration Date	Number of Contracts (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2015	Unrealized (Depreciation)
E-mini S&P 500 Future	Morgan Stanley	December 2015	(44)	$(4,267,276)	$(4,562,140)	$(294,864)
Mini MSCI EAFE Index Future	Morgan Stanley	December 2015	(51)	(4,361,968)	(4,480,605)	(118,637)
						$(413,501)

Cash posted as collateral to broker for futures contracts was $401,300 at October 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs
Description	Level 1		Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$42,838,554		$—	$63,526 (c)	$42,902,080
Short-Term Investment:
Money Market Fund	2,951,688		—	—	2,951,688
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,258,114		—	—	2,258,114
Total Investments in Securities	48,048,356		—	63,526	48,111,882
Other Financial Instruments
Futures Contracts	—		—	—	—
Total Investments in Securities and Other Financial Instruments	$48,048,356		$—	$63,526	$48,111,882

Liability Valuation Inputs
Description	Level 1		Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts	$(413,501	)(b)	$—	$—	$(413,501)
Total Other Financial Instruments	$(413,501)		$—	$—	$(413,501)

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

(c) The Level 3 security valued at $63,526 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2015 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2015(a)
Equity:
Sakari Resources Ltd.(b)	$98,030	$—	$—	$(34,504)	$—	$—	$—	$—	$63,526	$(34,504)
Total	$98,030	$—	$—	$(34,504)	$—	$—	$—	$—	$63,526	$(34,504)

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2015.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$63,526	Peer Analysis	Comparable Securities

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 86.0%
Consumer Discretionary — 9.4%
Cablevision Systems Corp.	83,472	$2,720,353
Media General, Inc.*(a)	30,983	460,407
Time Warner Cable, Inc.(b)	49,577	9,389,884
Total Consumer Discretionary		12,570,644

Consumer Staples — 0.7%
Delhaize Group	9,462	882,270

Energy — 14.4%
BG Group PLC	229,065	3,626,120
Cameron International Corp.*(b)	204,539	13,910,697
MarkWest Energy Partners LP	29,322	1,280,785
Oil Search Ltd.	83,210	466,025
Sakari Resources Ltd.*(c)(d)	425	112
Total Energy		19,283,739

Financials — 9.0%
Chubb Corp. (The)	55,223	7,143,095
LEG Immobilien AG*	5,126	410,810
National Penn Bancshares, Inc.	67,126	808,197
StanCorp Financial Group, Inc.	14,456	1,658,392
Strategic Hotels & Resorts, Inc.*	97,453	1,374,087
Symetra Financial Corp.	22,198	704,343
Total Financials		12,098,924

Health Care — 17.8%
Baxalta, Inc.	97,825	3,371,050
Cigna Corp.(b)	59,132	7,926,053
Health NET, Inc.*	21,826	1,402,539
Humana, Inc.(b)	31,692	5,661,142
IPC Healthcare, Inc.*	6,025	472,962
OPKO Health, Inc.*(a)	1	10
Perrigo Co. PLC	30,128	4,752,391
ZS Pharma, Inc.*	5,643	366,851
Total Health Care		23,952,998

Industrials — 14.2%
Ansaldo STS SpA	205,901	2,200,565
Asciano Ltd.	374,550	2,191,226
Precision Castparts Corp.(b)	56,211	12,974,061
Terex Corp.	61,295	1,229,578
TNT Express NV	60,020	507,203
Total Industrials		19,102,633

Information Technology — 11.8%
Alcatel-Lucent*	381,964	1,560,743
Altera Corp.(b)	89,416	4,698,811
Broadcom Corp., Class A	120,509	6,194,162
Integrated Silicon Solution, Inc.	27,650	621,572
Solera Holdings, Inc.	27,569	1,506,922
Xoom Corp.*	49,857	1,243,434
Total Information Technology		15,825,644

Materials — 4.0%
Cytec Industries, Inc.	27,696	2,061,136
Italcementi SpA(a)	65,340	728,996
Rexam PLC	312,880	2,609,343
Total Materials		5,399,475

	Shares	Value
Common Stocks (continued)
Utilities — 4.7%
AGL Resources, Inc.	65,848	$4,115,500
Cleco Corp.(b)	18,413	975,889
Power Assets Holdings Ltd.	49,346	492,499
TECO Energy, Inc.	28,294	763,938
Total Utilities		6,347,826
Total Common Stocks
(Cost $117,448,183)		115,464,153

Rights — 0.0%(e)
Health Care — 0.0%(e)
Furiex Pharmaceuticals CVR*(c)(d)	2,059	20,116
Trius Therapeutics CVR*(c)(d)	6,177	—
Total Rights
(Cost $20,116)		20,116

Short-Term Investment — 15.4%
Money Market Fund — 15.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(f)
(Cost $20,764,428)	20,764,428	20,764,428

Investment of Cash Collateral For
Securities Loaned — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash
Management Fund 0.01%(g)
(Cost $1,083,913)	1,083,913	1,083,913
Total Investments — 102.2%
(Cost $139,316,640)		137,332,610
Liabilities in Excess of Other
Assets — (2.2)%		(2,969,115)
Net Assets — 100.0%		$134,363,495

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,004,736; total market value of collateral held by the Fund was $1,083,913.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $22,595,002.
(c)	Securities have been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2015, the value of these securities were $20,228.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Less than 0.05%.
(f)	Rate shown reflects the 7-day yield at October 31, 2015.
(g)	Rate shown reflects the 1-day yield at October 31, 2015.

CVR — Contingent Value Right

LP — Limited Partnership

PLC — Public Limited Company

SpA — Societa per azioni (public company)

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)
October 31, 2015 (unaudited)

Total return swap contracts outstanding at October 31, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amount Long (short)	Unrealized Appreciation (Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	(0.35)%	1/11/2017	$(4,813,990)	$—
Energy Select Sector SPDR Fund	(0.33)%	1/11/2017	(12,156,689)	—
Financial Select Sector SPDR Fund	(0.28)%	1/11/2017	(4,101,209)	—
Health Care Select Sector SPDR Fund	(0.36)%	1/11/2017	(10,878,851)	—
iShares MSCI Pacific ex Japan ETF	(2.27)%	1/11/2017	(4,389,319)	—
Materials Select Sector SPDR Fund	(0.35)%	1/11/2017	(1,003,360)	—
Utilities Select Sector SPDR Fund	(0.52)%	1/11/2017	(542,150)	—
Vanguard FTSE Europe ETF	(0.37)%	1/11/2017	(9,684,536)	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a reset date of October 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3		Total
Investments in Securities:(a)
Common Stocks	$115,464,041	$—		$112	(c)	$115,464,153
Rights	—	—		20,116	*	20,116
Short-Term Investment:
Money Market Fund	20,764,428	—		—		20,764,428
Investment of Cash Collateral for Securities Loaned	1,083,913	—		—		1,083,913
Total Investments in Securities	137,312,382	—		20,228		137,332,610
Other Financial Instruments
Swap Contracts	—	—	(b)	—		—
Total Investments in Securities and Other Financial Instruments	$137,312,382	$—		$20,228		$137,332,610

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3		Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—		$—
Total Other Financial Instruments	$—	$—		$—		$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.
(c)	The Level 3 security valued at $20,228 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.
*	Includes level 3 security valued at $0.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)
October 31, 2015 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2015(a)
Common Stock
Sakari Resources Ltd.(a)	$173		$—	$—	$(61)	$—	$—	$—	$—	$112		$(61)
Rights
Furiex Pharmaceuticals
CVR(a)	$—		$—	$—	$—	$—	$—	$20,116	$—	$20,116		$—
Trius Therapeutics
CVR	—	*	—	—	—	—	—	—	—	—	*	—
Total	$173		$—	$—	$(61)	$—	$—	$20,116	$—	$20,228		$(61)

*	Includes level 3 security valued at $0.
(a)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2015.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$112	Peer Analysis	Comparable Securities
Rights	$20,116	Issuer Specific Facts	Contingent Payment Terms
Rights	$—	Issuer Specific Facts	Contingent Payment Terms

See notes to financial statements.

Schedules of Investments — IQ Real Return ETF
October 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 99.5%
Currency Fund — 4.5%
CurrencyShares British Pound
Sterling Trust*	7,487	$1,131,585

Equity Funds — 17.6%
iShares Core S&P 500 ETF	25	5,226
iShares Russell 2000 ETF	15,983	1,843,479
SPDR S&P 500 ETF Trust(a)	12,535	2,606,403
Total Equity Funds		4,455,108

Mid-Term Bond Fund — 9.8%
iShares 1-3 Year Treasury Bond ETF	29,417	2,495,444

Real Estate Funds — 5.2%
iShares U.S. Real Estate ETF	2,196	165,491
SPDR Dow Jones REIT ETF	1,338	121,972
Vanguard REIT ETF(a)	12,928	1,032,818
Total Real Estate Funds		1,320,281

Short-Term Bond Funds — 62.4%
iShares Short Treasury Bond ETF	81,164	8,949,954
SPDR Barclays 1-3 Month
T-Bill ETF*(a)	149,598	6,833,637
Total Short-Term Bond Funds		15,783,591
Total Investment Companies
(Cost $25,015,040)		25,186,009

	Shares	Value
Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $123,694)	123,694	$123,694

Investment of Cash Collateral For
Securities Loaned — 6.1%
Money Market Fund — 6.1%
Dreyfus Government Cash Management
Fund, 0.01%(c)
(Cost $1,544,635)	1,544,635	1,544,635
Total Investments — 106.1%
(Cost $26,683,369)		26,854,338
Liabilities in Excess of Other
Assets — (6.1)%		(1,552,519)
Net Assets — 100.0%		$25,301,819

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,057,444; total market value of collateral held by the Fund was $4,163,716. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,619,081.
(b)	Rate shown reflects the 7-day yield at October 31, 2015.
(c)	Rate shown reflects the 1-day yield at October 31, 2015.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Investment Companies	$25,186,009	$—	$—	$25,186,009
Short-Term Investment:
Money Market Fund	123,694	—	—	123,694
Investment of Cash Collateral for Securities Loaned	1,544,635	—	—	1,544,635
Total Investments in Securities	$26,854,338	$—	$—	$26,854,338

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 18.4%
Ainsworth Game Technology Ltd.	6,879	$15,607
APN News & Media Ltd.*(b)	56,578	20,788
APN Outdoor Group Ltd.	10,600	36,225
Automotive Holdings Group Ltd.	13,082	39,667
Breville Group Ltd.	8,074	37,846
Burson Group Ltd.	14,060	35,911
Corporate Travel Management Ltd.	3,724	29,943
Dick Smith Holdings Ltd.(b)	12,958	6,425
Fairfax Media Ltd.	156,500	105,514
G8 Education Ltd.(b)	18,789	40,215
InvoCare Ltd.	6,928	54,914
JB Hi-Fi Ltd.	6,436	82,468
Mantra Group Ltd.	11,180	32,942
Myer Holdings Ltd.	52,653	36,063
Navitas Ltd.	15,992	47,920
Nine Entertainment Co. Holdings Ltd.	38,894	43,011
Retail Food Group Ltd.	8,359	27,612
Seven West Media Ltd.	52,284	25,179
Slater & Gordon Ltd.	21,048	41,596
Southern Cross Media Group Ltd.	47,742	33,380
Super Retail Group Ltd.(b)	8,073	55,638
Ten Network Holdings Ltd.*	109,196	12,854
Ten Network Holdings Ltd.(d)*	20,658	2,432
Village Roadshow Ltd.	4,850	26,056
Total Consumer Discretionary		890,206

Consumer Staples — 5.5%
Asaleo Care Ltd.	25,993	32,639
Australian Agricultural Co., Ltd.*	14,013	15,097
Bega Cheese Ltd.(b)	7,038	29,123
Costa Group Holdings Ltd.*	3,135	5,211
GrainCorp Ltd., Class A	11,322	73,103
Metcash Ltd.(b)	57,346	48,687
Select Harvests Ltd.	4,468	32,387
Tassal Group Ltd.	8,955	27,025
Total Consumer Staples		263,272

Energy — 3.6%
AWE Ltd.*	33,707	15,150
Beach Energy Ltd.	66,985	30,586
Karoon Gas Australia Ltd.*	14,729	18,652
Liquefied Natural Gas Ltd.*(b)	29,765	31,748
Whitehaven Coal Ltd.*	36,517	26,574
WorleyParsons Ltd.	10,655	49,564
Total Energy		172,274

Financials — 13.0%
BT Investment Management Ltd.	17,176	139,821
Cover-More Group Ltd.	18,752	30,503
Eclipx Group Ltd.*	7,676	19,387
FlexiGroup Ltd.	14,564	31,795
Genworth Mortgage Insurance
Australia Ltd.(b)	20,356	39,212
IOOF Holdings Ltd.(b)	16,556	110,323
Magellan Financial Group Ltd.	6,640	106,732
nib holdings Ltd.(b)	28,267	72,803
OzForex Group Ltd.(b)	14,282	28,938
Steadfast Group Ltd.	44,158	47,257
Total Financials		626,771

	Shares	Value
Common Stocks (continued)
Health Care — 12.6%
Ansell Ltd.	9,824	$141,020
Australian Pharmaceutical
Industries Ltd.	20,042	28,312
Estia Health Ltd.	10,592	56,223
Greencross Ltd.(b)	5,209	23,265
Japara Healthcare Ltd.	15,340	33,927
Mayne Pharma Group Ltd.*	45,211	33,062
Mesoblast Ltd.*(b)	12,654	30,786
Primary Health Care Ltd.(b)	32,422	85,818
Regis Healthcare Ltd.	8,683	36,240
Sigma Pharmaceuticals Ltd.	67,059	40,188
Sirtex Medical Ltd.	3,613	98,081
Total Health Care		606,922

Industrials — 15.8%
ALS Ltd.	25,483	93,631
Austal Ltd.	14,680	23,880
Cabcharge Australia Ltd.	6,609	13,297
Cardno Ltd.(b)	7,952	17,360
Downer EDI Ltd.	27,421	69,451
GWA Group Ltd.	13,353	23,626
IPH Ltd.	10,251	53,755
McMillan Shakespeare Ltd.	4,360	39,101
Mineral Resources Ltd.(b)	8,555	26,123
Monadelphous Group Ltd.(b)	5,501	27,159
Recall Holdings Ltd.	17,872	97,671
SAI Global Ltd.	13,794	43,203
Spotless Group Holdings Ltd.	55,080	84,488
Transfield Services Ltd.*	29,295	21,005
Transpacific Industries Group Ltd.	93,867	45,539
Veda Group Ltd.	46,294	86,535
Total Industrials		765,824

Information Technology — 5.2%
Altium Ltd.	6,051	19,427
carsales.com Ltd.(b)	11,715	81,909
Iress Ltd.(b)	6,354	42,567
ISentia Group Ltd.	12,137	35,762
MYOB Group Ltd.*	14,342	33,664
Technology One Ltd.	14,245	39,128
Total Information Technology		252,457

Materials — 22.2%
Adelaide Brighton Ltd.	27,827	83,185
BlueScope Steel Ltd.	37,171	118,278
CSR Ltd.	32,453	64,135
DuluxGroup Ltd.	23,580	99,257
Evolution Mining Ltd.	62,125	62,274
Independence Group NL	28,702	56,722
Jacana Minerals Ltd.*(c)(d)	2,006	150
Northern Star Resources Ltd.	35,257	69,425
Nufarm Ltd.	11,552	68,984
Orora Ltd.	78,557	131,149
OZ Minerals Ltd.	19,412	60,384
Pact Group Holdings Ltd.	10,199	37,328
Regis Resources Ltd.	20,463	30,367
Sandfire Resources NL	9,754	44,120
Sims Metal Management Ltd.(b)	10,924	76,690

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Syrah Resources Ltd.*	11,276	$25,341
TFS Corp., Ltd.	17,507	21,921
Western Areas Ltd.	12,849	21,909
Total Materials		1,071,619

Telecommunication Services — 2.7%
M2 Group Ltd.	11,136	78,655
Vocus Communications Ltd.	11,254	52,270
Total Telecommunication Services		130,925

Utilities — 0.2%
ERM Power Ltd.	8,782	10,276
Total Common Stocks
(Cost $6,144,537)		4,790,546

Right — 0.0%(a)
Financials — 0.0%(a)
FlexiGroup Ltd., expiring 11/30/15(d)*
(Cost $0)	3,265	2,003

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 13.5%
Money Market Fund — 13.5%
Dreyfus Government Cash
Management Fund, 0.01%(e)
(Cost $654,290)	654,290	$654,290
Total Investments — 112.7%
(Cost $6,798,827)		5,446,839
Liabilities in Excess of Other
Assets — (12.7)%		(614,464)
Net Assets — 100.0%		$4,832,375

*	Non-income producing securities.
(a)	Less than 0.05%
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $677,072; total market value of collateral held by the Fund was $711,574. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $57,284.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2015, the value of this security was $150.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Rate shown reflects the 1-day yield at October 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$4,787,964	$2,432	$150	$4,790,546
Rights	—	2,003	—	2,003
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	654,290	—	—	654,290
Total Investments in Securities	$5,442,254	$4,435	$150	$5,446,839

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2015(a)
Common Stock
Jacana Minerals Ltd.(b)	$224	$—	$—	$(74)	$—	$—	$—	$—	$150	$(74)
Total	$224	$—	$—	$(74)	$—	$—	$—	$—	$150	$(74)

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2015.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$150	Peer Analysis	Comparable Securities

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 12.0%
Aimia, Inc.	11,815	$109,269
Amaya, Inc.*	8,238	183,983
DHX Media Ltd.(a)	5,312	34,226
EnerCare, Inc.	6,977	81,430
Hudson’s Bay Co.	9,225	160,266
Intertain Group Ltd. (The)*(a)	4,762	53,322
Martinrea International, Inc.	6,473	54,867
Quebecor, Inc., Class B	6,355	149,555
RONA, Inc.	8,200	85,551
Total Consumer Discretionary		912,469

Consumer Staples — 2.7%
Jean Coutu Group (PJC), Inc. (The),
Class A	6,048	92,129
Maple Leaf Foods, Inc.	7,093	112,709
Total Consumer Staples		204,838

Energy — 26.4%
Advantage Oil & Gas Ltd.*	12,729	70,730
Athabasca Oil Corp.*	30,498	36,364
Bankers Petroleum Ltd.*	19,575	32,916
Baytex Energy Corp.	15,619	63,510
Bellatrix Exploration Ltd.*	11,842	19,460
Birchcliff Energy Ltd.*	8,161	35,554
Bonavista Energy Corp.(a)	14,217	31,730
Calfrac Well Services Ltd.(a)	5,522	9,750
Canadian Energy Services &
Technology Corp.(a)	14,730	63,610
Cardinal Energy Ltd.	4,053	32,031
Crew Energy, Inc.*	10,350	35,203
Ensign Energy Services, Inc.	9,479	59,554
Freehold Royalties Ltd.(a)	5,717	44,352
Gibson Energy, Inc.	9,540	127,093
Kelt Exploration Ltd.*	10,600	38,970
Mullen Group Ltd.(a)	6,711	89,559
Northern Blizzard Resources, Inc.(a)	2,111	8,309
NuVista Energy Ltd.*	11,162	39,415
Pacific Exploration and Production
Corp.(a)	11,646	22,698
Painted Pony Petroleum Ltd.*	7,420	25,294
Paramount Resources Ltd., Class A*	4,510	45,605
Parex Resources, Inc.*	10,765	80,798
Parkland Fuel Corp.(a)	6,793	118,119
Pengrowth Energy Corp.(a)	40,967	40,079
Penn West Petroleum Ltd.(a)	36,225	42,085
Poseidon Concepts Corp. *(b)(c)	13,377	—
Precision Drilling Corp.(a)	21,921	87,124
Raging River Exploration, Inc.*	13,168	83,536
Secure Energy Services, Inc.(a)	9,881	65,629
Spartan Energy Corp.*(a)	17,564	32,085
Surge Energy, Inc.(a)	16,322	36,677
TORC Oil & Gas Ltd.(a)	11,438	57,962
Trilogy Energy Corp.	4,863	16,354
Trinidad Drilling Ltd.	16,599	28,799
Veresen, Inc.(a)	22,213	193,208
Whitecap Resources, Inc.(a)	22,237	197,326
Total Energy		2,011,488

	Shares	Value
Common Stocks (continued)
Financials — 4.3%
Canaccord Genuity Group, Inc.	6,268	$24,289
Canadian Western Bank(a)	5,856	112,479
Genworth MI Canada, Inc.(a)	2,976	73,539
Home Capital Group, Inc.	4,939	120,233
Total Financials		330,540

Health Care — 2.7%
Concordia Healthcare Corp.	2,149	65,701
Extendicare, Inc.	6,651	43,667
Knight Therapeutics, Inc.*(a)	4,785	28,490
ProMetic Life Sciences, Inc.*	42,689	69,824
Total Health Care		207,682

Industrials — 13.9%
Aecon Group, Inc.	4,197	48,471
Air Canada*	18,467	151,874
CAE, Inc.	20,430	230,479
Chorus Aviation, Inc.	7,603	31,090
DIRTT Environmental Solutions*	6,115	32,343
Progressive Waste Solutions Ltd.	8,284	199,067
Russel Metals, Inc.(a)	4,662	72,690
TransForce, Inc.(a)	7,279	142,314
WestJet Airlines Ltd.	7,996	147,899
Total Industrials		1,056,227

Information Technology — 3.5%
Avigilon Corp.*	2,968	33,279
DH Corp.	7,971	215,062
Sandvine Corp.*	10,621	21,756
Total Information Technology		270,097

Materials — 25.0%
Alacer Gold Corp.*	22,049	42,805
Alamos Gold, Inc., Class A	19,385	74,526
B2Gold Corp.*	67,934	73,212
Canfor Corp.*	5,680	80,315
Centerra Gold, Inc.	12,104	68,090
Detour Gold Corp.*	12,960	144,028
First Majestic Silver Corp.*	8,913	29,430
HudBay Minerals, Inc.	17,879	92,787
IAMGOLD Corp.*	29,507	53,225
Interfor Corp.*(a)	5,282	50,141
Intertape Polymer Group, Inc.	4,082	45,801
Kinross Gold Corp.*	87,101	175,087
Labrador Iron Ore Royalty Corp.(a)	4,393	51,070
Lundin Mining Corp.*	47,433	159,880
Nevsun Resources Ltd.	14,955	44,693
New Gold, Inc.*	37,623	93,170
Norbord, Inc.	3,027	57,169
NOVAGOLD RESOURCES, Inc.*(a)	17,635	63,620
Pan American Silver Corp.(a)	11,335	85,943
Pretium Resources, Inc.*	7,104	42,515
Primero Mining Corp.*	12,258	28,201
SEMAFO, Inc.*	22,355	50,747
Sherritt International Corp.	21,377	13,398
Silver Standard Resources, Inc.*	6,133	42,235
Tahoe Resources, Inc.	16,503	137,740
Torex Gold Resources, Inc.*	59,634	56,519
Western Forest Products, Inc.	30,017	44,279
Total Materials		1,900,626

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 1.7%
Manitoba Telecom Services, Inc.(a)	6,030	$132,412

Utilities — 7.2%
Algonquin Power & Utilities Corp.	14,216	109,634
Capital Power Corp.	6,987	100,344
Just Energy Group, Inc.	7,281	53,480
Northland Power, Inc.(a)	8,346	107,806
Superior Plus Corp.	9,554	77,989
TransAlta Corp.(a)	21,300	99,308
Total Utilities		548,561
Total Common Stocks
(Cost $11,695,098)		7,574,940

Investment of Cash Collateral For
Securities Loaned — 24.7%
Money Market Fund — 24.7%
Dreyfus Government Cash
Management Fund, 0.01%(d)
(Cost $1,880,332)	1,880,332	1,880,332

	Shares	Value
Total Investments — 124.1%
(Cost $13,575,430)		$9,455,272
Liabilities in Excess of Other
Assets — (24.1)%		(1,838,242)
Net Assets — 100.0%		$7,617,030

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,793,340; total market value of collateral held by the Fund was $1,886,939. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $6,607.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2015, the value of this security was $0.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 1-day yield at October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF (continued)
October 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$7,574,940	$—	$—	(b)	$7,574,940
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,880,332	—	—		1,880,332
Total Investments in Securities	$9,455,272	$—	$—		$9,455,272

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The Level 3 Security, valued at $—, has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2015(a)
Common Stock
Poseidon Concepts
Corp.(b)	$—	*	$—	$—	$—	$—	$—	$—	$—	$—	*	$—
Total	$—		$—	$—	$—	$—	$—	$—	$—	$—	*	$—

* Includes a level 3 security valued at $—.

(a) Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.

(b) Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2015.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$ —	Issuer Specific Facts	Bankruptcy

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 98.8%
Australia — 10.1%
Australian Agricultural Co. Ltd.*	87,947	$94,746
Costa Group Holdings Ltd.*	121,199	201,474
GrainCorp Ltd., Class A	71,057	458,795
Nufarm Ltd.	72,499	432,933
Select Harvests Ltd.	28,043	203,274
Total Australia		1,391,222

Canada — 4.4%
Maple Leaf Foods, Inc.	38,205	607,087

China — 11.0%
Ausnutria Dairy Corp., Ltd.*	145,439	42,974
Besunyen Holdings Co. Ltd.	193,346	21,954
China BlueChemical Ltd., Class H	689,651	206,448
China Huishan Dairy
Holdings Co., Ltd.(a)	1,324,864	504,297
China Modern Dairy Holdings Ltd.(a)	778,309	234,996
China XLX Fertiliser Ltd.	148,247	61,020
China Yurun Food Group Ltd.*(a)	553,775	119,328
First Tractor Co., Ltd., Class H	164,371	112,407
Leyou Technologies Holdings Ltd.*	1,107,414	105,739
Shenguan Holdings Group Ltd.	428,051	61,860
YuanShengTai Dairy Farm Ltd.*	427,155	34,172
Total China		1,505,195

Hong Kong — 3.5%
China Tianyi Holdings Ltd.*	312,505	36,290
C.P. Pokphand Co. Ltd.	2,629,420	315,526
Sinofert Holdings Ltd.	721,972	127,624
Total Hong Kong		479,440

Indonesia — 7.0%
PT Astra Agro Lestari Tbk	131,047	190,527
PT Charoen Pokphand
Indonesia Tbk	2,806,890	512,674
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	1,132,648	128,263
PT Sawit Sumbermas Sarana Tbk	975,440	135,403
Total Indonesia		966,867

Japan — 35.4%
Fuji Oil Holdings, Inc.	24,699	350,401
Iseki & Co., Ltd.(a)	79,840	132,322
Itoham Foods, Inc.(a)	47,609	244,209
J-Oil Mills, Inc.	36,826	106,808
KUMIAI CHEMICAL
INDUSTRY Co., Ltd.(a)	29,729	240,936
Megmilk Snow Brand Co., Ltd.	20,239	423,145
Mitsui Sugar Co., Ltd.	32,205	129,968
Morinaga Milk Industry Co., Ltd.	81,688	372,309
Nichirei Corp.	107,967	707,702
Nihon Nohyaku Co., Ltd.(a)	19,759	129,353
Nippon Flour Mills Co., Ltd.	50,495	315,084
Nisshin Oillio Group Ltd. (The)	54,115	201,796
Nisshin Seifun Group, Inc.	86,310	1,328,892
Prima Meat Packers Ltd.	61,628	173,125
Total Japan		4,856,050

Luxembourg — 3.0%
Adecoagro SA*	38,505	407,768

	Shares	Value
Common Stocks (continued)
Singapore — 7.2%
First Resources Ltd.	202,793	$272,225
Golden Agri-Resources Ltd.	2,589,394	721,074
Total Singapore		993,299

Spain — 3.8%
Ebro Foods SA	27,164	517,916

Thailand — 0.8%
GFPT PCL	157,500	46,496
Thai Vegetable Oil PCL	79,945	59,564
Total Thailand		106,060

United Arab Emirates — 0.3%
Amira Nature Foods Ltd.*(a)	6,538	34,782

United Kingdom — 4.0%
Dairy Crest Group PLC	54,676	543,804

United States — 8.3%
American Vanguard Corp.	11,387	152,700
CVR Partners LP(a)	13,935	127,087
Lindsay Corp.	4,555	308,738
Sanderson Farms, Inc.(a)	8,014	557,053
Total United States		1,145,578
Total Common Stocks
(Cost $14,722,237)		13,555,068

Short-Term Investment — 0.9%
Money Market Fund — 0.9%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $125,560)	125,560	125,560

Investment of Cash Collateral
For Securities Loaned — 8.9%
Money Market Fund — 8.9%
Dreyfus Government Cash
Management Fund 0.01%(c)
(Cost $1,221,809)	1,221,809	1,221,809

Total Investments — 108.6%
(Cost $16,069,606)		14,902,437
Liabilities in Excess of
Other Assets — (8.6)%		(1,175,807)
Net Assets — 100.0%		$13,726,630

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,971,126; total market value of collateral held by the Fund was $2,091,615. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $869,806.
(b)	Rate shown reflects the 7-day yield at October 31, 2015.
(c)	Rate shown reflects the 1-day yield at October 31, 2015.

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

PT — Perseroan Terbatas (Limited Liability Company)

Tbk — Perseroan Terbatas (public limited)

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)
October 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$13,555,068	$—	$—	$13,555,068
Short-Term Investment:
Money Market Fund	125,560	—	—	125,560
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,221,809	—	—	1,221,809
Total Investments in Securities	$14,902,437	$—	$—	$14,902,437

(a)	For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Global Oil Small Cap ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.1%
Canada — 14.9%
Baytex Energy Corp.	13,220	$53,755
Canyon Services Group, Inc.(a)	4,184	15,606
Cardinal Energy Ltd.	3,429	27,100
Ensign Energy Services, Inc.	8,044	50,538
Horizon North Logistics, Inc.	8,174	14,057
MEG Energy Corp.*	10,025	83,366
Mullen Group Ltd.(a)	5,675	75,733
Pengrowth Energy Corp.(a)	34,681	33,930
Penn West Petroleum Ltd.(a)	30,566	35,511
Sunshine Oilsands Ltd.*	118,847	11,501
TORC Oil & Gas Ltd.(a)	9,690	49,104
TransGlobe Energy Corp.	4,412	12,005
Total Canada		462,206

China — 7.2%
China Oilfield Services Ltd., Class H	116,198	129,840
Sinopec Shanghai
Petrochemical Co., Ltd., Class H*	224,239	93,745
Total China		223,585

Colombia — 0.6%
Pacific Exploration And
Production Corp.(a)	9,916	19,326

Cyprus — 0.4%
Ocean Rig UDW, Inc.	6,103	13,060

France — 0.6%
Etablissements Maurel et Prom*	5,546	20,088

Indonesia — 0.2%
PT Elnusa Tbk	191,206	4,805

Italy — 1.1%
Saras SpA*	16,452	32,622

Japan — 3.4%
Cosmo Energy Holdings Co. Ltd.*	4,596	62,880
Fuji Oil Co. Ltd.*	2,700	8,480
Showa Shell Sekiyu K.K.	3,948	35,006
Total Japan		106,366

Norway — 3.0%
BW Offshore Ltd.	21,150	8,848
Det Norske Oljeselskap ASA*(a)	5,541	34,149
DNO ASA*(a)	41,394	41,679
Fred Olsen Energy ASA*	1,906	8,864
Total Norway		93,540

Thailand — 6.5%
Bangchak Petroleum PCL (The)	46,577	47,143
IRPC PCL	650,695	74,642
Thai Oil PCL	52,228	79,662
Total Thailand		201,447

United Kingdom — 1.2%
Genel Energy PLC*	6,684	26,426
Rockhopper Exploration PLC*(a)	18,679	11,395
Total United Kingdom		37,821

United States — 60.0%
Alon USA Energy, Inc.	1,639	27,453
Alon USA Partners LP	597	14,692
Bonanza Creek Energy, Inc.*	2,148	12,222
Breitburn Energy Partners LP(a)	11,010	25,213

	Shares	Value
Common Stocks (continued)
United States (continued)
California Resources Corp.	16,495	$66,640
CVR Energy, Inc.	824	36,635
CVR Refining LP	2,332	51,211
Denbury Resources, Inc.(a)	18,363	65,005
EP Energy Corp., Class A*(a)	1,863	10,265
GulfMark Offshore, Inc., Class A(a)	1,291	8,056
Gulfport Energy Corp.*	5,651	172,186
Legacy Reserves LP(a)	3,205	12,788
Linn Energy LLC(a)	11,750	29,845
Northern Tier Energy LP(a)	2,982	80,037
Oasis Petroleum, Inc.*(a)	7,051	82,003
Oil States International, Inc.*	2,654	79,647
PBF Energy, Inc., Class A	4,507	153,238
Pioneer Energy Services Corp.*	3,313	7,653
Rowan Cos. PLC, Class A	6,494	127,802
RPC, Inc.(a)	3,175	35,020
Sanchez Energy Corp.*	2,858	17,005
SemGroup Corp., Class A	2,327	105,995
SM Energy Co.	3,519	117,359
Stone Energy Corp.*	2,914	16,289
Superior Energy Services, Inc.	7,846	111,099
Synergy Resources Corp.*	4,778	53,466
Tesco Corp.	1,910	15,280
Tesoro Logistics LP(a)	3,146	176,396
Western Refining, Inc.	3,745	155,867
Total United States		1,866,367
Total Common Stocks — 99.1%
(Cost $3,767,687)		3,081,233

Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio, 0.03%(b)
(Cost $19,597)	19,597	19,597

Investment of Cash Collateral
For Securities Loaned — 23.5%
Money Market Fund — 23.5%
Dreyfus Government Cash
Management Fund 0.01%(c)
(Cost $731,288)	731,288	731,288
Total Investments — 123.2%
(Cost $4,518,572)		3,832,118
Liabilities in Excess of
Other Assets — (23.2)%		(722,751)
Net Assets — 100.0%		$3,109,367

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $712,499; total market value of collateral held by the Fund was $731,288.
(b)	Rate shown reflects the 7-day yield at October 31, 2015.
(c)	Rate shown reflects the 1-day yield at October 31, 2015.

ASA — Allmeennaksjeselskap (stock company)

K.K. — Kabushiki Kaisha

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

PT — Perseroan Terbatas (Limited Liability Company)

SpA — Societa per azioni (public company)

Tbk — Perseroan Terbatas (public limited)

See notes to financial statements.

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)
October 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$3,081,233	$—	$—	$3,081,233
Short-Term Investment:
Money Market Fund	19,597	—	—	19,597
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	731,288	—	—	731,288
Total Investments in Securities	$3,832,118	$—	$—	$3,832,118

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Diversified REITs — 18.0%
Cousins Properties, Inc.	223,011	$2,239,030
Empire State Realty Trust, Inc.,
Class A	116,132	2,069,472
Investors Real Estate Trust(a)	134,645	1,093,317
Kennedy-Wilson Holdings, Inc.	95,963	2,353,013
Monmouth Real Estate
Investment Corp.	60,348	628,223
New Senior Investment Group, Inc.	92,564	927,491
New York REIT, Inc.	176,089	2,007,415
Redwood Trust, Inc.	90,280	1,198,918
Resource Capital Corp.(a)	35,068	450,273
Washington Real Estate
Investment Trust(a)	73,351	1,981,210
Winthrop Realty Trust*(a)	36,091	522,959
Total Diversified REITs		15,471,321

Hotel REITs — 7.0%
Ashford Hospitality Trust, Inc.	98,063	674,673
Chesapeake Lodging Trust	63,554	1,750,277
FelCor Lodging Trust, Inc.	143,126	1,152,164
Hersha Hospitality Trust	50,461	1,211,569
Summit Hotel Properties, Inc.	91,389	1,195,368
Total Hotel REITs		5,984,051

Mortgage REITs — 18.0%
AG Mortgage Investment Trust, Inc.	30,467	463,403
Anworth Mortgage Asset Corp.	109,934	524,385
Apollo Commercial Real Estate
Finance, Inc.	62,935	1,045,350
Apollo Residential Mortgage, Inc.	34,515	444,208
Ares Commercial Real Estate Corp.	27,369	337,733
ARMOUR Residential REIT, Inc.	46,904	962,470
Colony Capital, Inc., Class A	118,170	2,403,578
Dynex Capital, Inc.(a)	53,759	356,422
Gramercy Property Trust, Inc.	59,584	1,351,365
Hatteras Financial Corp.	103,265	1,477,722
Invesco Mortgage Capital, Inc.	133,576	1,609,591
iStar, Inc.*(a)	89,354	1,156,241
New York Mortgage Trust, Inc.(a)	118,221	671,495
Newcastle Investment Corp.(a)	66,253	325,965
Orchid Island Capital, Inc.(a)	22,642	201,061
PennyMac Mortgage
Investment Trust	79,406	1,160,916
RAIT Financial Trust	97,573	473,229
Western Asset Mortgage
Capital Corp.(a)	44,879	512,518
Total Mortgage REITs		15,477,652

Office REITs — 22.9%
Brandywine Realty Trust	192,555	2,599,493
Chambers Street Properties	255,989	1,812,402
First Industrial Realty Trust, Inc.(a)	118,371	2,566,283
First Potomac Realty Trust	62,392	735,602
Franklin Street Properties Corp.	103,041	1,073,687
Global Net Lease, Inc.	183,664	1,686,036
Government Properties Income Trust	75,346	1,226,633
Hudson Pacific Properties, Inc.	91,817	2,623,212
Lexington Realty Trust	202,553	1,790,569
Mack-Cali Realty Corp.	86,964	1,892,337
Parkway Properties, Inc.	91,142	1,524,806
Total Office REITs		19,531,060

	Shares	Value
Common Stocks (continued)
Residential REITs — 6.5%
American Residential Properties, Inc.	34,974	$579,519
Campus Crest Communities, Inc.	69,053	457,821
Education Realty Trust, Inc.	52,170	1,873,425
Independence Realty Trust, Inc.	26,619	208,693
Monogram Residential Trust, Inc.	180,196	1,776,733
Silver Bay Realty Trust Corp.	36,302	588,092
Total Residential REITs		5,484,283

Retail REITs — 13.1%
Acadia Realty Trust	74,220	2,441,096
Cedar Realty Trust, Inc.	87,923	614,582
Inland Real Estate Corp.	95,390	844,202
Kite Realty Group Trust	90,057	2,378,405
Pennsylvania Real Estate
Investment Trust	72,710	1,634,521
Ramco-Gershenson Properties Trust	84,323	1,416,626
Retail Opportunity
Investments Corp.	105,269	1,908,527
Total Retail REITs		11,237,959

Specialized REITs — 14.4%
CyrusOne, Inc.	68,093	2,402,321
InfraREIT, Inc.	37,298	890,676
Medical Properties Trust, Inc.(a)	252,682	2,855,307
National Storage Affiliates Trust	24,664	370,947
Physicians Realty Trust	76,927	1,229,293
QTS Realty Trust, Inc., Class A	37,501	1,612,918
Sabra Health Care REIT, Inc.	69,104	1,567,279
STAG Industrial, Inc.	73,604	1,510,354
Total Specialized REITs		12,439,095
Total Common Stocks
(Cost $91,384,343)		85,625,421

Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $70,157)	70,157	70,157

Investment of Cash Collateral
For Securities Loaned — 3.1%
Money Market Fund — 3.1%
Dreyfus Government Cash
Management Fund, 0.01%(c)
(Cost $2,679,149)	2,679,149	2,679,149
Total Investments — 103.1%
(Cost $94,133,649)		88,374,727
Liabilities in Excess of
Other Assets — (3.1)%		(2,630,598)
Net Assets — 100.0%		$85,744,129

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,041,046; total market value of collateral held by the Fund was $3,162,581. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $483,432.
(b)	Rate shown reflects the 7-day yield at October 31, 2015.
(c)	Rate shown reflects the 1-day yield at October 31, 2015.

REIT — Real Estate Investment Trust

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)
October 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$85,625,421	$—	$—	$85,625,421
Short-Term Investment:
Money Market Fund	70,157	—	—	70,157
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,679,149	—	—	2,679,149
Total Investments in Securities	$88,374,727	$—	$—	$88,374,727

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Australia — 6.3%
AGL Energy Ltd.	2,234	$26,665
Alumina Ltd.	13,012	10,073
Amcor Ltd.	4,106	39,987
AMP Ltd.	9,671	39,536
APA Group(a)	3,938	25,848
Aristocrat Leisure Ltd.	2,680	17,820
Asciano Ltd.	3,679	21,523
ASX Ltd.	995	29,261
Aurizon Holdings Ltd.	7,422	27,376
Australia & New Zealand
Banking Group Ltd.	8,729	169,456
Bank of Queensland Ltd.	1,989	18,547
Bendigo & Adelaide Bank Ltd.	2,124	16,214
BHP Billiton Ltd.	10,041	164,910
BHP Billiton PLC	6,833	109,803
Boral Ltd.	4,081	15,693
Brambles Ltd.	5,253	38,902
Caltex Australia Ltd.	1,011	22,793
Challenger Ltd.	2,994	17,580
Coca-Cola Amatil Ltd.	2,915	18,946
Commonwealth Bank of Australia	5,204	284,883
Computershare Ltd.	2,239	17,268
CSL Ltd.	1,492	99,836
Dexus Property Group	4,136	22,839
Federation Centres*	12,551	26,058
Goodman Group	6,177	26,750
GPT Group (The)	7,309	24,874
Incitec Pivot Ltd.	7,178	20,229
Insurance Australia Group Ltd.	8,991	35,986
Macquarie Group Ltd.	1,008	61,632
Medibank Pvt Ltd.	13,237	22,288
Mirvac Group	15,425	19,864
National Australia Bank Ltd.	8,182	175,999
Newcrest Mining Ltd.*	2,965	26,040
Oil Search Ltd.	5,023	28,132
Orica Ltd.(b)	1,517	17,836
Origin Energy Ltd.	7,242	28,417
QBE Insurance Group Ltd.	4,514	42,672
Ramsay Health Care Ltd.	467	20,660
Santos Ltd.	4,897	20,404
Scentre Group	16,325	48,219
Seek Ltd.	1,697	15,534
Sonic Healthcare Ltd.	1,559	21,445
South32 Ltd.*	19,007	19,866
Stockland	8,946	25,849
Suncorp Group Ltd.	4,484	41,940
Sydney Airport(a)	4,603	21,182
Tatts Group Ltd.	6,160	17,404
Telstra Corp. Ltd.	12,515	48,216
Transurban Group(a)	6,051	45,070
Wesfarmers Ltd	3,543	99,619
Westfield Corp.	6,474	47,343
Westpac Banking Corp.	9,719	217,590
Woodside Petroleum Ltd.	2,715	57,355
Woolworths Ltd.	4,494	77,303
Total Australia		2,657,535

Austria — 0.2%
ANDRITZ AG	412	20,844
Erste Group Bank AG*	1,094	32,230
OMV AG	871	23,284
Total Austria		76,358

	Shares	Value
Common Stocks (continued)
Belgium — 1.3%
Ageas	733	$32,538
Anheuser-Busch InBev NV	2,408	289,142
Delhaize Group	331	30,864
Groupe Bruxelles Lambert SA	329	26,861
KBC Groep NV	860	52,630
Proximus SA	550	19,147
Solvay SA	219	24,869
UCB SA	418	36,348
Umicore SA	465	19,853
Total Belgium		532,252

China — 0.1%
AAC Technologies Holdings, Inc.	3,115	19,855
China Mengniu Dairy Co. Ltd.	5,311	10,320
Want Want China Holdings Ltd.	27,006	22,511
Total China		52,686

Denmark — 1.7%
AP Moeller - Maersk A/S, Class A	14	20,146
AP Moeller - Maersk A/S, Class B	21	31,106
Carlsberg A/S, Class B	362	29,813
Chr Hansen Holding A/S(b)	374	22,580
Coloplast A/S, Class B(b)	370	26,668
Danske Bank A/S	2,583	71,355
DSV A/S	594	24,196
Genmab A/S*	187	18,531
ISS A/S	590	20,860
Novo Nordisk A/S, Class B	5,901	314,926
Novozymes A/S, Class B	776	36,150
Pandora A/S	363	42,074
TDS A/S	3,081	16,224
Vestas Wind Systems A/S	731	42,802
Total Denmark		717,431

Finland — 0.8%
Elisa OYJ	440	16,662
Fortum OYJ	1,412	21,291
Kone OYJ, Class B	1,139	48,894
Nokia OYJ	11,429	85,471
Nokian Renkaat OYJ	590	22,374
Orion OYJ, Class B	415	14,908
Sampo OYJ, Class A	1,410	69,280
Stora Enso OYJ, Class R	2,129	19,861
UPM-Kymmene OYJ	1,832	34,504
Wartsila OYJ Abp	555	23,824
Total Finland		357,069

France — 8.9%
Accor SA	681	34,033
Air Liquide SA	1,063	138,443
Airbus Group SE	1,696	118,704
Alcatel-Lucent*	9,338	38,156
Alstom SA*	832	27,260
Arkema SA	278	20,456
Atos SE	318	25,485
AXA SA	5,655	151,953
BNP Paribas SA	3,051	186,242
Bollore SA	3,407	16,943
Bouygues SA	685	26,079
Bureau Veritas SA	1,043	23,700
Cap Gemini SA	467	41,801

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Carrefour SA	1,696	$55,586
Casino Guichard Perrachon SA(b)	227	13,124
Christian Dior SE	154	30,468
Cie de Saint-Gobain	1,528	64,444
Cie Generale des Etablissements
Michelin	620	62,050
Credit Agricole SA	3,138	39,933
Danone SA	1,671	117,047
Dassault Systemes	418	33,172
Edenred	923	17,053
Electricite de France SA	770	14,405
Engie	4,299	75,768
Essilor International SA	620	81,912
Eutelsat Communications SA	729	24,167
Groupe Eurotunnel SE	1,682	23,680
Hermes International	77	29,800
Iliad SA	89	18,812
Ingenico Group	190	22,542
JCDecaux SA	336	13,752
Kering	248	46,175
Klepierre	606	28,902
Legrand SA	911	50,256
L’Oreal SA	700	128,399
LVMH Moet Hennessy Louis
Vuitton SE	751	140,699
Natixis SA	3,003	18,510
Numericable-SFR SAS*	380	17,294
Orange SA	5,609	99,352
Pernod Ricard SA	601	71,169
Peugeot SA*	1,231	21,791
Publicis Groupe SA	637	41,558
Renault SA	546	51,707
Rexel SA	1,316	18,070
Safran SA	869	66,342
Sanofi	3,547	359,886
Schneider Electric SE	1,722	104,774
SCOR SE	589	22,037
Societe BIC SA	115	18,426
Societe Generale SA	2,313	108,104
Sodexo SA	240	21,466
Suez Environnement Co.	1,085	20,747
Technip SA	457	23,982
Thales SA	363	26,437
TOTAL SA	6,305	307,462
Unibail-Rodamco SE	309	86,734
Valeo SA	269	41,809
Veolia Environnement SA	1,452	33,964
Vinci SA	1,448	98,179
Vivendi SA	3,584	86,763
Zodiac Aerospace	732	18,598
Total France		3,766,562

Germany — 7.9%
adidas AG	681	61,347
Allianz SE	1,333	234,643
BASF SE	2,832	233,157
Bayer AG	2,495	334,453
Bayerische Motoren Werke AG	1,050	108,287
Beiersdorf AG	363	34,657
Brenntag AG	551	33,446
Commerzbank AG*	3,362	37,176

	Shares	Value
Common Stocks (continued)
Germany (continued)
Continental AG	342	$82,623
Daimler AG	2,907	253,590
Deutsche Bank AG	4,629	130,239
Deutsche Boerse AG	550	50,883
Deutsche Post AG	2,858	85,462
Deutsche Telekom AG	9,622	180,745
Deutsche Wohnen AG	1,146	32,477
E.ON SE	5,709	60,523
Fresenius Medical Care AG
& Co. KGaA	639	57,804
Fresenius SE & Co. KGaA	1,239	91,358
GEA Group AG	652	26,263
Hannover Rueck SE	211	24,520
HeidelbergCement AG	491	36,763
Henkel AG & Co. KGaA	318	29,511
HUGO BOSS AG	269	27,810
Infineon Technologies AG	4,023	49,751
K+S AG	684	17,344
Kabel Deutschland Holding AG	114	14,576
LANXESS AG	368	19,858
Linde AG	581	101,244
Merck KGaA	401	39,349
METRO AG	593	18,361
MTU Aero Engines AG	226	21,013
Muenchener Rueckversicherungs-
Gesellschaft AG	426	85,411
OSRAM Licht AG	327	19,329
ProSiebenSat.1 Media SE	740	40,210
RWE AG	1,770	24,744
SAP SE	2,729	216,689
Siemens AG	2,336	236,112
Symrise AG	464	30,702
ThyssenKrupp AG	1,424	28,857
TUI AG	1,493	27,877
United Internet AG	422	22,028
Volkswagen AG(b)	76	10,587
Vonovia SE	1,363	45,681
Wirecard AG	461	23,937
Zalando SE*	378	13,301
Total Germany		3,354,698

Hong Kong — 3.3%
AIA Group Ltd.	38,403	225,955
Bank of East Asia Ltd. (The)	6,067	22,741
BOC Hong Kong Holdings Ltd.	12,470	40,064
Cheung Kong Infrastructure
Holdings Ltd.	2,588	24,093
Cheung Kong Property
Holdings Ltd.	9,139	64,267
CK Hutchison Holdings Ltd.	9,049	124,349
CLP Holdings Ltd.	5,385	46,901
Galaxy Entertainment Group Ltd.	7,266	24,985
Goldin Financial Holdings Ltd.*	7,276	13,613
Hang Lung Properties Ltd.	9,128	22,402
Hang Seng Bank Ltd.	2,773	51,023
Henderson Land
Development Co. Ltd.	3,950	25,305
Hong Kong & China Gas Co., Ltd.	23,809	48,355
Hong Kong Exchanges and
Clearing Ltd.	3,773	99,216
Hongkong Land Holdings Ltd.	4,391	32,976

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Hopewell Holdings Ltd.	6,222	$22,519
Hysan Development Co. Ltd.	4,302	19,123
Jardine Matheson Holdings Ltd.	864	47,166
Jardine Strategic Holdings Ltd.	875	26,399
Li & Fung Ltd.	26,735	21,733
Link REIT (The)	8,404	50,369
MTR Corp. Ltd.	5,781	26,257
New World Development Co. Ltd.	21,751	23,322
Power Assets Holdings Ltd.	4,778	47,687
Sands China Ltd.	9,130	33,162
Sino Land Co. Ltd.(b)	13,953	21,640
Sun Hung Kai Properties Ltd.	5,396	72,340
Swire Pacific Ltd., Class A	2,395	27,813
Techtronic Industries Co. Ltd.	6,095	22,374
Wharf Holdings Ltd. (The)	5,067	30,304
Wheelock & Co. Ltd.	3,406	15,931
Yue Yuen Industrial Holdings Ltd.	5,099	18,652
Total Hong Kong		1,393,036

Ireland — 0.9%
Bank of Ireland*	85,404	31,982
CRH PLC	2,503	68,847
Experian PLC	3,007	51,456
James Hardie Industries PLC	1,446	18,879
Kerry Group PLC, Class A	426	34,799
Shire PLC	1,832	139,345
Smurfit Kappa Group PLC	736	21,082
Total Ireland		366,390

Israel — 0.7%
Bank Hapoalim BM	4,978	25,970
Bank Leumi Le-Israel BM*	5,904	22,440
Bezeq The Israeli
Telecommunication Corp. Ltd.	10,963	23,613
Israel Chemicals Ltd.	3,593	19,917
NICE-Systems Ltd.	241	14,832
Teva Pharmaceutical Industries Ltd.	3,125	191,836
Total Israel		298,608

Italy — 2.2%
Assicurazioni Generali SpA	3,860	73,511
Atlantia SpA	1,400	38,972
Banca Monte dei Paschi di
Siena SpA*	9,094	16,796
Banco Popolare SC*	1,324	19,905
Enel SpA	21,629	100,253
Eni SpA	8,115	133,209
EXOR SpA	331	16,509
Finmeccanica SpA*	1,406	18,482
Intesa Sanpaolo SpA	39,199	137,178
Luxottica Group SpA	588	41,408
Mediobanca SpA	2,303	23,278
Pirelli & C. SpA(b)	251	4,145
Prysmian SpA	1,001	21,728
Snam SpA	7,499	39,017
Telecom Italia SpA*(b)	33,287	46,662
Telecom Italia SpA-RSP	19,993	22,593
Terna Rete Elettrica Nazionale SpA	5,688	29,079
UniCredit SpA	15,552	101,016
Unione di Banche Italiane SpA(b)	3,266	24,569
Total Italy		908,310

	Shares	Value
Common Stocks (continued)
Japan — 23.3%
Aeon Co., Ltd.	2,421	$36,092
Air Water, Inc.	1,047	17,274
Aisin Seiki Co., Ltd.	731	29,288
Ajinomoto Co., Inc.	1,860	41,724
Alfresa Holdings Corp.	998	19,294
Alps Electric Co., Ltd.	648	20,352
Amada Holdings Co., Ltd.	1,997	17,922
Aozora Bank Ltd.	6,315	23,183
Asahi Glass Co., Ltd.	4,301	24,842
Asahi Group Holdings Ltd.	1,343	41,701
Asahi Kasei Corp.	5,023	31,073
Asics Corp.	776	21,639
Astellas Pharma, Inc.	6,889	100,759
Bandai Namco Holdings, Inc.	915	22,633
Bank of Kyoto Ltd. (The)	1,518	15,485
Bank of Yokohama Ltd. (The)	4,575	28,786
Bridgestone Corp.	2,056	76,260
Brother Industries Ltd.	1,361	17,572
Canon, Inc.	3,351	101,078
Casio Computer Co., Ltd.	967	18,366
Central Japan Railway Co.,	577	106,148
Chiba Bank Ltd. (The)	3,026	22,267
Chubu Electric Power Co., Inc.	2,324	36,004
Chugai Pharmaceutical Co., Ltd.	784	25,402
Chugoku Electric
Power Co., Inc. (The)	1,189	18,070
Credit Saison Co., Ltd.	781	16,186
Dai Nippon Printing Co., Ltd.	2,644	27,563
Daicel Corp.	1,608	21,427
Daihatsu Motor Co., Ltd.	1,281	15,817
Dai-ichi Life Insurance
Co., Ltd. (The)	3,589	62,902
Daiichi Sankyo Co., Ltd.	2,507	49,538
Daikin Industries Ltd.	918	59,640
Daito Trust Construction Co., Ltd.	282	30,706
Daiwa House Industry Co., Ltd.	2,102	55,670
Daiwa Securities Group, Inc.	6,252	43,110
Denso Corp.	1,591	74,649
Dentsu, Inc.	768	43,595
Don Quijote Holdings Co., Ltd.	454	16,836
East Japan Railway Co.,	1,178	112,944
Eisai Co., Ltd.	955	60,208
Electric Power
Development Co., Ltd.	642	21,307
FANUC Corp.	641	114,496
Fast Retailing Co., Ltd.	171	62,888
Fuji Heavy Industries Ltd.	2,094	82,042
FUJIFILM Holdings Corp.	1,463	58,823
Fujitsu Ltd.	6,116	29,152
Fukuoka Financial Group, Inc.	3,630	19,282
Gunma Bank Ltd. (The)	2,354	14,923
Hachijuni Bank Ltd. (The)	2,100	14,444
Hankyu Hanshin Holdings, Inc.	4,541	29,765
Hino Motors Ltd.	1,451	16,738
Hirose Electric Co., Ltd.	145	17,735
Hiroshima Bank Ltd. (The)	2,847	15,972
Hitachi Ltd.	15,172	88,373
Honda Motor Co., Ltd.	5,653	189,440
Hoya Corp.	1,445	60,219
IHI Corp.	6,087	17,352

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Inpex Corp.	3,624	$34,701
Isetan Mitsukoshi Holdings Ltd.	1,357	21,984
Isuzu Motors Ltd.	2,308	27,187
ITOCHU Corp.	5,102	64,433
Iyo Bank Ltd. (The)	1,359	14,742
J Front Retailing Co., Ltd.	1,011	16,772
Japan Airlines Co., Ltd.	410	15,561
Japan Exchange Group, Inc.	1,918	31,216
Japan Tobacco, Inc.	3,394	118,435
JFE Holdings, Inc.	1,810	28,738
JGC Corp.	1,142	18,208
Joyo Bank Ltd. (The)	3,496	18,309
JTEKT Corp.	1,009	17,575
JX Holdings, Inc.	9,756	38,482
Kaken Pharmaceutical Co., Ltd.	16	1,114
Kansai Electric Power
Co., Inc. (The)*	2,551	32,935
Kansai Paint Co., Ltd.	1,175	18,042
Kao Corp.	1,764	91,200
Kawasaki Heavy Industries Ltd.	6,184	25,059
KDDI Corp.	6,058	147,892
Keikyu Corp.	2,262	18,726
Keio Corp.	2,772	22,718
Keisei Electric Railway Co., Ltd.	1,322	16,422
Keyence Corp.	150	79,030
Kikkoman Corp.	738	23,331
Kintetsu Group Holdings Co., Ltd.	7,218	28,053
Kirin Holdings Co., Ltd.	3,087	44,025
Kobe Steel Ltd.	13,206	16,853
Koito Manufacturing Co., Ltd.	510	19,546
Komatsu Ltd.	3,320	55,079
Konica Minolta, Inc.	1,901	19,707
Kubota Corp.	4,108	64,373
Kuraray Co., Ltd.	1,718	21,355
Kurita Water Industries Ltd.	769	17,480
Kyocera Corp.	1,090	49,706
Kyowa Hakko Kirin Co., Ltd.	1,188	19,709
Kyushu Electric Power Co., Inc.*	1,634	19,877
Lawson, Inc.	328	24,435
LIXIL Group Corp.	1,181	25,455
M3, Inc.	861	16,817
Mabuchi Motor Co., Ltd.	277	13,864
Makita Corp.	504	27,857
Marubeni Corp.	6,404	37,275
Marui Group Co., Ltd.	1,050	13,687
Mazda Motor Corp.	1,925	38,356
MEIJI Holdings Co., Ltd.	515	40,927
Minebea Co., Ltd.	1,424	15,883
Miraca Holdings, Inc.	332	14,884
MISUMI Group, Inc.	1,219	16,051
Mitsubishi Chemical
Holdings Corp.	4,760	29,994
Mitsubishi Corp.	4,643	85,126
Mitsubishi Electric Corp.	6,649	69,975
Mitsubishi Estate Co., Ltd.	4,044	87,365
Mitsubishi Heavy Industries Ltd.	10,696	54,431
Mitsubishi Materials Corp.	5,555	19,518
Mitsubishi Motors Corp.	2,549	22,813
Mitsubishi UFJ Financial
Group, Inc.	43,084	282,264

	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsubishi UFJ Lease &
Finance Co., Ltd.	2,891	$15,308
Mitsui & Co., Ltd.	5,500	70,211
Mitsui Fudosan Co., Ltd.	3,047	83,576
Mitsui OSK Lines Ltd.	5,895	15,876
Mizuho Financial Group, Inc.	76,712	159,113
MS&AD Insurance Group
Holdings, Inc.	1,782	53,043
Murata Manufacturing Co., Ltd.	620	89,166
Nabtesco Corp.	733	14,833
NEC Corp.	6,862	21,324
NGK Insulators Ltd.	1,099	24,006
NGK Spark Plug Co., Ltd.	875	21,542
NH Foods Ltd.	960	20,135
Nidec Corp.	827	62,864
Nikon Corp.	1,681	21,898
Nintendo Co., Ltd.	388	62,633
Nippon Express Co., Ltd.	3,540	18,393
Nippon Paint Holdings Co., Ltd.	685	14,628
Nippon Steel & Sumitomo
Metal Corp.	2,859	58,542
Nippon Telegraph &
Telephone Corp.	1,697	63,085
Nippon Yusen K.K.	7,168	18,889
Nissan Chemical Industries Ltd.	783	19,595
Nissan Motor Co., Ltd.	7,562	79,364
Nisshin Seifun Group, Inc.	1,401	21,571
Nissin Foods Holdings Co., Ltd.	424	19,711
Nitori Holdings Co., Ltd.	316	24,851
Nitto Denko Corp.	595	38,577
Nomura Holdings, Inc.	11,629	73,778
Nomura Research Institute Ltd.	468	19,275
NSK Ltd.	1,904	22,752
NTN Corp.	2,414	12,143
NTT Data Corp.	501	25,118
NTT DOCOMO, Inc.	4,496	87,834
Obayashi Corp.	2,997	26,425
Obic Co., Ltd.	320	17,024
Odakyu Electric Railway Co., Ltd.	2,529	24,897
Oji Holdings Corp.	4,023	20,969
Olympus Corp.	1,205	40,991
Omron Corp.	740	24,743
Ono Pharmaceutical Co., Ltd.	344	47,549
Oriental Land Co., Ltd.	689	42,148
ORIX Corp.	4,532	66,905
Osaka Gas Co., Ltd.	7,111	28,179
Otsuka Holdings Co., Ltd.	1,293	43,330
Panasonic Corp.	7,065	84,013
Rakuten, Inc.	2,599	36,344
Recruit Holdings Co., Ltd.	1,174	37,941
Resona Holdings, Inc.	8,101	43,205
Ricoh Co., Ltd.	2,694	29,223
Rohm Co., Ltd.	377	18,838
Ryohin Keikaku Co., Ltd.	94	19,030
Santen Pharmaceutical Co., Ltd.	1,630	22,301
SBI Holdings, Inc.	1,146	13,115
Secom Co., Ltd.	725	48,766
Seibu Holdings, Inc.	777	15,846
Seiko Epson Corp.	1,142	17,574
Sekisui Chemical Co., Ltd.	1,764	20,991

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Sekisui House Ltd.	2,127	$35,684
Seven & i Holdings Co., Ltd.	2,454	112,070
Seven Bank Ltd.	3,720	17,078
Shimadzu Corp.	1,229	19,299
Shimano, Inc.	289	45,933
Shimizu Corp.	2,451	21,590
Shin-Etsu Chemical Co., Ltd.	1,425	85,423
Shinsei Bank Ltd.	8,001	16,907
Shionogi & Co., Ltd.	1,066	44,089
Shiseido Co., Ltd.	1,427	34,187
Shizuoka Bank Ltd. (The)	2,419	24,496
SMC Corp.	204	52,980
SoftBank Group Corp.	2,858	160,976
Sompo Japan Nipponkoa
Holdings, Inc.	1,294	41,048
Sony Corp.	3,905	112,612
Sotetsu Holdings, Inc.	2,598	14,876
Stanley Electric Co., Ltd.	904	17,410
Sumitomo Chemical Co., Ltd.	5,549	32,142
Sumitomo Corp.	4,257	46,935
Sumitomo Electric Industries Ltd.	2,733	37,697
Sumitomo Metal Mining Co., Ltd.	2,011	25,172
Sumitomo Mitsui Financial
Group, Inc.	4,215	169,753
Sumitomo Mitsui Trust
Holdings, Inc.	12,754	49,431
Sumitomo Realty &
Development Co., Ltd.	1,452	48,177
Suntory Beverage & Food Ltd.	507	20,629
Suruga Bank Ltd.	906	18,004
Suzuki Motor Corp.	1,429	47,248
Sysmex Corp.	506	29,226
T&D Holdings, Inc.	2,396	31,808
Taiheiyo Cement Corp.	6,028	19,981
Taisei Corp.	4,663	30,526
Taisho Pharmaceutical
Holdings Co., Ltd.	233	14,635
Takashimaya Co., Ltd.	1,682	15,151
Takeda Pharmaceutical Co., Ltd.	2,571	126,340
TDK Corp.	422	27,172
Teijin Ltd.	4,664	16,619
Terumo Corp.	1,245	37,244
Tobu Railway Co., Ltd.	4,359	21,203
Toho Co., Ltd.	645	16,890
Tohoku Electric Power Co., Inc.	1,765	24,981
Tokio Marine Holdings, Inc.	2,265	88,066
Tokyo Electric Power Co., Inc.*	5,095	35,001
Tokyo Electron Ltd.	599	36,255
Tokyo Gas Co., Ltd.	7,894	39,354
Tokyu Corp.	4,085	33,343
Tokyu Fudosan Holdings Corp.	2,101	14,886
TonenGeneral Sekiyu K.K.	2,170	22,640
Toppan Printing Co., Ltd.	2,507	22,645
Toray Industries, Inc.	5,287	46,550
Toshiba Corp.*	13,340	37,928
TOTO Ltd.	612	20,945
Toyo Suisan Kaisha Ltd.	511	18,970
Toyota Industries Corp.	595	31,605
Toyota Motor Corp.	8,076	499,852
Toyota Tsusho Corp.	873	20,140

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tsuruha Holdings, Inc.	179	$14,270
Unicharm Corp.	1,326	28,514
USS Co., Ltd.	1,087	19,376
West Japan Railway Co.,	607	42,906
Yahoo Japan Corp.	5,324	22,721
Yakult Honsha Co., Ltd.	418	22,307
Yamaguchi Financial Group, Inc.	1,326	16,427
Yamaha Motor Co., Ltd.	1,084	24,631
Yamato Holdings Co., Ltd.	1,369	27,119
Total Japan		9,806,562

Jersey — 0.1%
Randgold Resources Ltd.	362	24,420

Jordan — 0.0%(c)
Hikma Pharmaceuticals PLC	499	16,677

Luxembourg — 0.2%
ArcelorMittal	3,461	19,395
RTL Group SA	150	13,040
SES SA	1,057	31,391
Tenaris SA	2,058	25,962
Total Luxembourg		89,788

Netherlands — 3.1%
Aegon NV	6,076	37,613
Akzo Nobel NV(b)	787	56,030
Altice NV, Class A*	1,556	27,072
ASML Holding NV	1,030	96,269
Gemalto NV	326	20,544
Heineken Holding NV	316	25,458
Heineken NV	671	61,610
ING Groep NV	11,815	172,736
Koninklijke Ahold NV	2,845	58,203
Koninklijke DSM NV	649	34,814
Koninklijke KPN NV	10,353	38,198
Koninklijke Philips NV	2,912	79,100
NN Group NV	883	27,867
Randstad Holding NV	371	22,266
Royal Dutch Shell PLC, Class A	11,697	305,296
Royal Dutch Shell PLC, Class B	7,916	207,833
Wolters Kluwer NV	1,130	38,440
Total Netherlands		1,309,349

New Zealand — 0.2%
Auckland International Airport Ltd.	4,949	17,613
Fisher & Paykel Healthcare
Corp. Ltd.	3,352	17,645
Fletcher Building Ltd.	4,740	23,925
Spark New Zealand Ltd.	8,936	20,315
Total New Zealand		79,498

Norway — 0.6%
DNB ASA	3,675	46,992
Norsk Hydro ASA	5,307	19,104
Orkla ASA	3,182	27,169
Schibsted ASA, Class A	626	21,084
Statoil ASA	3,435	55,289
Telenor ASA(b)	2,268	42,965
Yara International ASA	639	29,127
Total Norway		241,730

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Portugal — 0.1%
EDP — Energias de Portugal SA	8,808	$32,770
Jeronimo Martins SGPS SA	1,365	19,278
Total Portugal		52,048

Singapore — 1.2%
Ascendas Real Estate
Investment Trust	13,006	22,195
CapitaLand Commercial Trust	19,879	20,014
CapitaLand Ltd.	9,445	20,907
CapitaLand Mall Trust	15,476	21,880
City Developments Ltd.	2,577	14,610
ComfortDelGro Corp. Ltd.	9,205	19,981
DBS Group Holdings Ltd.	5,354	66,022
Genting Singapore PLC	27,141	15,794
Global Logistic Properties Ltd.	12,832	20,524
Keppel Corp. Ltd.	5,938	30,019
Oversea-Chinese Banking
Corp. Ltd.	9,566	61,679
Singapore Exchange Ltd.	4,889	25,763
Singapore Press Holdings Ltd.	10,016	28,536
Singapore Technologies
Engineering Ltd.	9,033	21,349
Singapore Telecommunications
Ltd.	22,628	64,305
United Overseas Bank Ltd.	3,821	55,467
Total Singapore		509,045

South Africa — 0.1%
Investec PLC	1,609	13,468
Mondi PLC	1,176	27,316
Total South Africa		40,784

South Korea — 4.0%
Amorepacific Corp.	124	41,060
AMOREPACIFIC Group	117	16,523
BNK Financial Group, Inc.	1,492	18,322
Celltrion, Inc.*	282	19,046
CJ Corp.	69	14,526
Coway Co. Ltd.	317	23,691
Dongbu Insurance Co., Ltd.	329	19,739
E-Mart Co. Ltd.	97	18,080
Hana Financial Group, Inc.	1,146	27,945
Hankook Tire Co. Ltd.	502	19,265
Hotel Shilla Co., Ltd.	143	13,798
Hyundai Heavy Industries Co. Ltd.*	183	15,281
Hyundai Mobis Co. Ltd.	259	54,524
Hyundai Motor Co.	573	78,407
Hyundai Steel Co.	375	17,137
Industrial Bank of Korea	1,267	15,559
Kakao Corp.	135	13,452
Kangwon Land, Inc.	732	27,160
KB Financial Group, Inc.	1,454	46,105
Kia Motors Corp.	1,005	49,190
Korea Aerospace Industries Ltd.	235	18,552
Korea Electric Power Corp.	903	40,712
Korea Zinc Co. Ltd.	57	23,699
KT&G Corp.	527	52,698
LG Chem Ltd.	164	43,803
LG Corp.	509	29,467
LG Display Co. Ltd.	1,054	19,970
LG Electronics, Inc.	516	22,223

	Shares	Value
Common Stocks (continued)
South Korea (continued)
LG Household & Health Care Ltd.	38	$31,565
Lotte Chemical Corp.	55	11,603
NAVER Corp.	92	48,419
Orion Corp.	20	16,841
POSCO	272	43,423
Samsung C&T Corp.*	241	32,766
Samsung Electronics Co. Ltd.	333	400,751
Samsung Fire & Marine
Insurance Co. Ltd.	155	43,439
Samsung Life Insurance Co. Ltd.	363	34,706
Samsung SDI Co. Ltd.	231	21,579
Samsung SDS Co. Ltd.	107	24,074
Shinhan Financial Group Co. Ltd.	1,628	62,190
SK Holdings Co. Ltd.	144	33,725
SK Hynix, Inc.	1,861	50,114
SK Innovation Co. Ltd.*	243	25,258
SK Telecom Co. Ltd.	127	26,847
Total South Korea		1,707,234

Spain — 3.1%
Abertis Infraestructuras SA	1,452	24,236
ACS Actividades de Construccion
y Servicios SA	641	21,912
Aena SA*	213	23,882
Amadeus IT Holding SA, Class A	1,355	58,016
Banco Bilbao Vizcaya
Argentaria SA	19,405	168,056
Banco de Sabadell SA	15,177	29,490
Banco Popular Espanol SA	5,594	21,418
Banco Santander SA	44,425	250,278
Bankia SA	16,881	21,855
Bankinter SA	2,799	20,397
CaixaBank SA	7,141	27,546
Distribuidora Internacional de
Alimentacion SA*	2,621	16,758
Enagas SA	828	25,203
Endesa SA	1,005	22,481
Ferrovial SA	1,361	34,519
Gas Natural SDG SA	957	20,836
Grifols SA	830	38,673
Iberdrola SA	15,963	114,565
Industria de Diseno Textil SA(b)	3,261	122,855
Red Electrica Corp. SA	366	32,425
Repsol SA	3,633	46,051
Telefonica SA	13,054	173,474
Total Spain		1,314,926

Sweden — 2.7%
Alfa Laval AB	1,178	20,852
Assa Abloy AB, B Shares	2,819	56,440
Atlas Copco AB, A Shares	1,943	51,030
Atlas Copco AB, B Shares	1,174	28,621
Boliden AB	1,046	20,154
Electrolux AB, Series B	733	21,754
Getinge AB, B Shares	696	17,533
Hennes & Mauritz AB, B Shares	2,711	106,097
Hexagon AB, B Shares	863	30,166
Industrivarden AB, A Shares	1,310	25,781
Investment AB Kinnevik, B Shares	813	26,139
Investor AB, B Shares	1,365	51,025
Meda AB, A Shares	1,102	16,314

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Nordea Bank AB	9,517	$105,919
Sandvik AB	3,637	34,224
Securitas AB, B Shares	1,135	14,918
Skandinaviska Enskilda Banken AB,
A Shares	4,259	45,093
Skanska AB, B Shares	1,219	23,903
SKF AB, B Shares	1,445	25,595
Svenska Cellulosa AB SCA, B Shares	1,861	55,232
Svenska Handelsbanken AB, A Shares	4,122	56,410
Swedbank AB, A Shares	3,032	70,025
Swedish Match AB	735	23,259
Telefonaktiebolaget LM Ericsson,
B Shares	8,860	86,973
TeliaSonera AB	7,054	36,329
Trelleborg AB, B Shares	1,101	18,724
Volvo AB, B Shares	4,736	49,502
Total Sweden		1,118,012

Switzerland — 8.9%
ABB Ltd.*	7,040	133,265
Actelion Ltd.*	323	45,022
Adecco SA*	510	38,079
Aryzta AG*	334	15,112
Baloise Holding AG	170	20,471
Chocoladefabriken Lindt &
Sprungli AG	4	24,489
Cie Financiere Richemont SA	1,588	136,609
Clariant AG*	1,184	21,860
Coca-Cola HBC AG*(b)	818	19,581
Credit Suisse Group AG*	4,843	121,253
Dufry AG*(b)	186	21,831
EMS-Chemie Holding AG	35	14,859
Galenica AG(b)	19	27,948
GAM Holding AG*	913	16,764
Geberit AG	136	44,053
Givaudan SA*	34	61,050
Glencore PLC*(b)	37,768	65,620
Julius Baer Group Ltd.*	697	34,732
Kuehne + Nagel International AG	124	17,246
LafargeHolcim Ltd.*	1,300	73,523
Lonza Group AG*	182	26,808
Nestle SA	9,503	728,812
Novartis AG	6,407	583,991
Partners Group Holding AG	78	28,328
PSP Swiss Property AG*	191	16,673
Roche Holding AG	2,115	575,658
Schindler Holding AG	188	30,629
SGS SA	19	36,313
Sika AG	9	29,618
Sonova Holding AG	188	25,747
STMicroelectronics NV	2,369	16,479
Swatch Group AG (The) — Bearer(b)	104	40,819
Swiss Life Holding AG*	111	26,586
Swiss Prime Site AG*	268	20,554
Swiss Re AG	962	89,686
Swisscom AG	71	36,733
Syngenta AG	288	97,232
UBS Group AG	10,802	216,752
Wolseley PLC	905	53,350
Zurich Insurance Group AG*	425	112,658
Total Switzerland		3,746,793

	Shares	Value
Common Stocks (continued)
United Kingdom — 17.3%
3i Group PLC	3,440	$26,617
Aberdeen Asset Management PLC	3,909	20,930
Admiral Group PLC	911	22,694
Aggreko PLC	958	13,545
Amec Foster Wheeler PLC	1,767	19,403
Anglo American PLC(b)	4,475	37,777
ARM Holdings PLC	4,571	72,359
Ashtead Group PLC	1,725	26,641
Associated British Foods PLC	1,094	58,375
AstraZeneca PLC	3,852	246,914
Aviva PLC	12,067	90,572
BAE Systems PLC	9,300	63,240
Barclays PLC	54,041	193,629
Barratt Developments PLC	3,228	30,535
Berkeley Group Holdings PLC	422	21,625
BG Group PLC	10,712	169,572
BP PLC	55,566	331,593
British American Tobacco PLC	5,591	333,258
British Land Co. PLC (The)	3,275	44,029
BT Group PLC	25,433	182,646
Bunzl PLC	1,137	32,644
Burberry Group PLC	1,493	30,621
Capita PLC	2,123	41,804
Centrica PLC	15,554	54,313
CNH Industrial NV(b)	3,184	21,631
Cobham PLC	5,262	22,551
Compass Group PLC	4,831	83,489
Croda International PLC	554	24,795
DCC PLC	272	21,865
Derwent London PLC	362	21,692
Diageo PLC	7,585	220,053
Direct Line Insurance Group PLC	4,962	30,224
Dixons Carphone PLC	3,368	23,995
DS Smith PLC	3,531	21,104
easyJet PLC	730	19,730
Fiat Chrysler Automobiles NV*	2,724	40,382
G4S PLC	5,668	21,245
GKN PLC	6,006	26,640
GlaxoSmithKline PLC	14,910	323,529
Hammerson PLC	2,809	27,613
Hargreaves Lansdown PLC	909	20,272
HSBC Holdings PLC	58,650	459,779
ICAP PLC	2,124	14,433
IMI PLC	1,188	17,485
Imperial Tobacco Group PLC	2,960	159,954
Inchcape PLC	1,655	20,435
Informa PLC	2,735	23,992
Inmarsat PLC	1,676	25,496
InterContinental Hotels Group PLC	778	31,252
International Consolidated
Airlines Group SA*	3,187	28,670
Intertek Group PLC	633	25,662
Intu Properties PLC	3,595	19,216
ITV PLC	11,885	46,329
J Sainsbury PLC	5,082	20,909
Johnson Matthey PLC	697	27,826
Kingfisher PLC	7,685	41,908
Land Securities Group PLC	2,438	50,417
Legal & General Group PLC	16,967	68,549
Lloyds Banking Group PLC	170,616	194,278
London Stock Exchange Group PLC	921	36,200

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Marks & Spencer Group PLC	5,400	$42,783
Meggitt PLC	3,190	17,421
Melrose Industries PLC	4,530	18,624
Merlin Entertainments PLC	2,600	16,656
National Grid PLC	11,271	160,979
Next PLC	459	56,710
Old Mutual PLC	15,378	50,421
Pearson PLC	2,640	35,125
Persimmon PLC*	1,010	31,103
Petrofac Ltd.	1,093	14,230
Provident Financial PLC	554	29,689
Prudential PLC	7,531	176,673
Reckitt Benckiser Group PLC	1,906	186,744
RELX NV	2,782	47,787
RELX PLC	3,362	60,334
Rexam PLC	2,732	22,784
Rio Tinto Ltd.	1,310	47,338
Rio Tinto PLC	3,940	143,513
Rolls-Royce Holdings PLC*	5,848	62,093
Rolls-Royce Holdings PLC —
Entitlement(c)*	542,109	837
Royal Bank of Scotland Group PLC*	9,777	47,956
Royal Mail PLC	3,001	20,639
RSA Insurance Group PLC	3,856	25,066
SABMiller PLC	2,837	175,039
Sage Group PLC (The)	3,727	31,370
Schroders PLC	410	18,888
Severn Trent PLC	774	26,812
Sky PLC	3,036	51,389
Smith & Nephew PLC	3,109	53,297
Smiths Group PLC	1,541	22,895
SSE PLC	2,947	68,953
St James’s Place PLC	1,744	25,978
Standard Chartered PLC	6,683	74,457
Standard Life PLC	5,938	38,599
Tate & Lyle PLC	2,231	20,587
Taylor Wimpey PLC	10,667	32,619
Tesco PLC*	26,050	73,744
Travis Perkins PLC	780	23,081
Unilever NV(b)	4,655	211,445
Unilever PLC	3,626	162,008
United Utilities Group PLC	2,235	34,120
Vodafone Group PLC	80,727	267,116
Weir Group PLC (The)	821	13,529
Whitbread PLC	550	42,182
William Hill PLC	3,176	15,554
Wm Morrison Supermarkets PLC(b)	8,057	20,967
WPP PLC	3,984	89,709
Total United Kingdom		7,358,779

United States — 0.2%
Carnival PLC	501	27,986
QIAGEN NV*	903	22,005
Samsonite International SA	5,113	15,141
Transocean Ltd.	1,280	19,607
Total United States		84,739
Total Common Stocks
(Cost $41,890,363)		41,981,319

	Shares	Value
Preferred Stocks — 0.5%
Germany — 0.4%
FUCHS PETROLUB SE	462	$22,259
Henkel AG & Co. KGaA	572	62,365
Porsche Automobil Holding SE	543	25,552
Volkswagen AG	475	57,351
Total Germany		167,527

South Korea — 0.1%
Samsung Electronics Co. Ltd.	42	44,024
Total Preferred Stocks
(Cost $242,369)		211,551

Rights — 0.0%(d)
Australia — 0.0%(d)
Westpac Banking Corp.*	422	1,475

Ireland — 0.0%(d)
Ryanair Holdings PLC(c)*	1,318	428
Total Rights
(Cost $429)		1,903

Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(d)
(Cost $357,940)	357,940	357,940

Investment of Cash Collateral
For Securities Loaned — 1.9%
Money Market Fund — 1.9%
Dreyfus Government Cash
Management Fund, 0.01%(e)
(Cost $784,334)	784,334	784,334
Total Investments — 102.6%
(Cost $43,275,435)		43,337,047
Liabilities in Excess of
Other Assets — (2.6)%		(1,117,454)
Net Assets — 100.0%		$42,219,593

*	Non-income producing securities.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $621,120; total market value of collateral held by the Fund was $801,726. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $17,392.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Less than 0.05%.
(e)	Rate shown reflects the 7-day yield at October 31, 2015.
(f)	Rate shown reflects the 1-day yield at October 31, 2015.

ASA — Allmeennaksjeselskap (stock company)

K.K. — Kabushiki Kaisha

PLC — Public Limited Company

REIT — Real Estate Investment Trust

RSP — Risparmio Italian Savings Shares

SpA — Societa per azioni (public company)

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)
October 31, 2015 (unaudited)

Forward Exchange Contracts Outstanding as of October 31, 2015:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2015	Unrealized Appreciation (Depreciation)
Euro Expiring 11/04/2015	The Bank of New York Mellon	EUR	6,708	$7,422	$7,410	$(12)
Euro Expiring 11/04/2015	The Bank of New York Mellon	EUR	1,695	1,875	1,872	(3)
Euro Expiring 11/04/2015	The Bank of New York Mellon	EUR	1,601	1,772	1,769	(3)
Euro Expiring 11/04/2015	The Bank of New York Mellon	EUR	10,243	11,333	11,315	(18)
Australian Dollar Expiring 11/05/2015	Morgan Stanley	AUD	1,744,901	1,241,870	1,244,580	2,710
Australian Dollar Expiring 11/05/2015	The Bank of New York Mellon	AUD	2,895	2,067	2,065	(2)
Australian Dollar Expiring 11/05/2015	The Bank of New York Mellon	AUD	10,929	7,806	7,796	(10)
Australian Dollar Expiring 11/05/2015	The Bank of New York Mellon	AUD	6,445	4,603	4,597	(6)
Australian Dollar Expiring 11/05/2015	The Bank of New York Mellon	AUD	5,189	3,706	3,701	(5)
Australian Dollar Expiring 11/05/2015	The Bank of New York Mellon	AUD	6,862	4,901	4,895	(6)
Swiss Franc Expiring 11/05/2015	Morgan Stanley	CHF	1,650,367	1,674,560	1,674,480	(80)
Danish Krone Expiring 11/05/2015	Morgan Stanley	DKK	2,230,422	330,842	330,413	(429)
Euro Expiring 11/05/2015	Morgan Stanley	EUR	4,875,390	5,394,157	5,385,941	(8,216)
British Pound Expiring 11/05/2015	Morgan Stanley	GBP	2,478,128	3,820,729	3,827,108	6,379
Hong Kong Dollar Expiring 11/05/2015	Morgan Stanley	HKD	4,908,086	633,290	633,303	13
Israeli New Sheqel Expiring 11/05/2015	Morgan Stanley	ILS	546,259	141,021	141,436	415
Japanese Yen Expiring 11/05/2015	Morgan Stanley	JPY	536,210,334	4,450,791	4,443,621	(7,170)
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	506,835	4,197	4,200	3
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	240,668	1,993	1,994	1
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	217,068	1,798	1,799	1
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	237,043	1,963	1,964	1
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	444,111	3,678	3,680	2
South Korean Won Expiring 11/05/2015	Morgan Stanley	KRW	905,351,917	792,431	794,001	1,570
Norwegian Krone Expiring 11/05/2015	Morgan Stanley	NOK	920,684	108,721	108,796	75
New Zealand Dollar Expiring 11/05/2015	Morgan Stanley	NZD	53,404	36,099	36,120	21
Swedish Krone Expiring 11/05/2015	Morgan Stanley	SEK	4,446,274	523,874	523,705	(169)
Singapore Dollar Expiring 11/05/2015	Morgan Stanley	SGD	333,564	238,120	238,134	14
				$19,445,619	$19,440,695	$(4,924)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2015	Unrealized Appreciation (Depreciation)
Euro Expiring 11/03/2015	The Bank of New York Mellon	EUR	(97)	$(106)	$(107)	$(1)
British Pound Expiring 11/03/2015	The Bank of New York Mellon	GBP	(335)	(511)	(518)	(7)
British Pound Expiring 11/04/2015	The Bank of New York Mellon	GBP	(275)	(426)	(425)	1
British Pound Expiring 11/04/2015	The Bank of New York Mellon	GBP	(224)	(346)	(346)	-
Australian Dollar Expiring 11/05/2015	Morgan Stanley	AUD	(1,436,702)	(1,007,500)	(1,024,752)	(17,252)
Australian Dollar Expiring 11/05/2015	Morgan Stanley	AUD	(308,200)	(216,298)	(219,829)	(3,531)
Australian Dollar Expiring 11/05/2015	The Bank of New York Mellon	AUD	(9,041)	(6,457)	(6,448)	9
Swiss Franc Expiring 11/05/2015	Morgan Stanley	CHF	(1,374,962)	(1,411,224)	(1,395,051)	16,173
Swiss Franc Expiring 11/05/2015	Morgan Stanley	CHF	(275,405)	(284,189)	(279,429)	4,760
Danish Krone Expiring 11/05/2015	Morgan Stanley	DKK	(1,863,107)	(279,041)	(275,999)	3,042
Danish Krone Expiring 11/05/2015	Morgan Stanley	DKK	(367,315)	(55,520)	(54,414)	1,106
Euro Expiring 11/05/2015	Morgan Stanley	EUR	(4,026,220)	(4,499,324)	(4,447,846)	51,478
Euro Expiring 11/05/2015	Morgan Stanley	EUR	(849,171)	(957,441)	(938,096)	19,345
British Pound Expiring 11/05/2015	Morgan Stanley	GBP	(2,040,854)	(3,087,924)	(3,151,802)	(63,878)
British Pound Expiring 11/05/2015	Morgan Stanley	GBP	(437,274)	(664,493)	(675,306)	(10,813)
Hong Kong Dollar Expiring 11/05/2015	Morgan Stanley	HKD	(4,039,686)	(521,240)	(521,251)	(11)
Hong Kong Dollar Expiring 11/05/2015	Morgan Stanley	HKD	(868,400)	(112,040)	(112,052)	(12)
Israeli New Sheqel Expiring 11/05/2015	Morgan Stanley	ILS	(450,006)	(114,872)	(116,514)	(1,642)
Israeli New Sheqel Expiring 11/05/2015	Morgan Stanley	ILS	(96,253)	(24,495)	(24,922)	(427)
Japanese Yen Expiring 11/05/2015	Morgan Stanley	JPY	(442,277,017)	(3,697,146)	(3,665,187)	31,959
Japanese Yen Expiring 11/05/2015	Morgan Stanley	JPY	(93,933,317)	(787,967)	(778,433)	9,534
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	(1,195,435)	(9,900)	(9,907)	(7)
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	(865,155)	(7,165)	(7,170)	(5)
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	(1,216,595)	(10,075)	(10,082)	(7)
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	(4,099)	(34)	(34)	-
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	(1,435,515)	(11,888)	(11,896)	(8)
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	(1,091,955)	(9,043)	(9,049)	(6)
Japanese Yen Expiring 11/05/2015	The Bank of New York Mellon	JPY	(828,969)	(6,865)	(6,870)	(5)
South Korean Won Expiring 11/05/2015	Morgan Stanley	KRW	(759,375,475)	(639,717)	(665,978)	(26,261)
South Korean Won Expiring 11/05/2015	Morgan Stanley	KRW	(145,976,443)	(123,696)	(128,023)	(4,327)
Norwegian Krone Expiring 11/05/2015	Morgan Stanley	NOK	(758,736)	(89,028)	(89,658)	(630)
Norwegian Krone Expiring 11/05/2015	Morgan Stanley	NOK	(161,948)	(19,411)	(19,137)	274
New Zealand Dollar Expiring 11/05/2015	Morgan Stanley	NZD	(43,960)	(28,062)	(29,732)	(1,670)
New Zealand Dollar Expiring 11/05/2015	Morgan Stanley	NZD	(9,445)	(6,057)	(6,388)	(331)

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)
October 31, 2015 (unaudited)

Forward Exchange Contracts Outstanding as of October 31, 2015 (continued):

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2015	Unrealized Appreciation (Depreciation)
Swedish Krone Expiring 11/05/2015	Morgan Stanley	SEK	(3,661,698)	$(437,465)	$(431,294)	$6,171
Swedish Krone Expiring 11/05/2015	Morgan Stanley	SEK	(784,576)	(94,326)	(92,411)	1,914
Singapore Dollar Expiring 11/05/2015	Morgan Stanley	SGD	(274,546)	(192,789)	(196,001)	(3,212)
Singapore Dollar Expiring 11/05/2015	Morgan Stanley	SGD	(59,018)	(41,145)	(42,134)	(988)
Australian Dollar Expiring 12/04/2015	Morgan Stanley	AUD	(1,832,384)	(1,302,175)	(1,305,028)	(2,853)
Swiss Franc Expiring 12/04/2015	Morgan Stanley	CHF	(1,780,667)	(1,808,358)	(1,808,378)	(20)
Danish Krone Expiring 12/04/2015	Morgan Stanley	DKK	(2,429,249)	(360,577)	(360,136)	441
Euro Expiring 12/04/2015	Morgan Stanley	EUR	(5,338,162)	(5,908,291)	(5,899,635)	8,656
British Pound Expiring 12/04/2015	Morgan Stanley	GBP	(2,635,414)	(4,062,518)	(4,069,405)	(6,887)
Hong Kong Dollar Expiring 12/04/2015	Morgan Stanley	HKD	(5,248,070)	(677,205)	(677,236)	(31)
Israeli New Sheqel Expiring 12/04/2015	Morgan Stanley	ILS	(563,979)	(145,616)	(146,051)	(435)
Japanese Yen Expiring 12/04/2015	Morgan Stanley	JPY	(592,703,841)	(4,920,973)	(4,913,531)	7,442
South Korean Won Expiring 12/04/2015	Morgan Stanley	KRW	(999,339,000)	(874,695)	(875,574)	(879)
Norwegian Krone Expiring 12/04/2015	Morgan Stanley	NOK	(1,023,086)	(120,754)	(120,837)	(83)
New Zealand Dollar Expiring 12/04/2015	Morgan Stanley	NZD	(58,748)	(39,624)	(39,648)	(24)
Swedish Krone Expiring 12/04/2015	Morgan Stanley	SEK	(4,746,501)	(559,603)	(559,440)	163
Singapore Dollar Expiring 12/04/2015	Morgan Stanley	SGD	(356,457)	(254,174)	(254,225)	(51)
				$(40,489,789)	$(40,473,615)	$16,174
Net Unrealized Appreciation						$11,250

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Common Stocks	$41,980,482	$837		$—	$41,981,319
Preferred Stocks	211,551	—		—	211,551
Rights	1,475	428		—	1,903
Short-Term Investment:
Money Market Fund	357,940	—		—	357,940
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	784,334	—		—	784,334
Total Investments in Securities	43,335,782	1,265		—	43,337,047
Other Financial Instruments:
Forward Exchange Contracts	—	173,673	(b)	—	173,673
Total Investments in Securities and Other Financial Instruments	$43,335,782	$174,938		$—	$43,510,720

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$—	$162,423	(b)	$—	$162,423
Total Other Financial Instruments	$—	$162,423		$—	$162,423

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Australia — 0.4%
BHP Billiton PLC	9,810	$157,642

Austria — 0.3%
ANDRITZ AG	331	16,746
Erste Group Bank AG*	1,316	38,771
OMV AG	659	17,617
Raiffeisen Bank International AG*	536	8,514
Telekom Austria AG	347	2,101
Vienna Insurance Group AG
Wiener Versicherung Gruppe	170	5,468
voestalpine AG	507	18,446
Total Austria		107,663

Belgium — 2.1%
Ageas	953	42,304
Anheuser-Busch InBev NV	3,721	446,801
bpost SA	455	11,444
Colruyt SA(a)	295	14,676
Delhaize Group	461	42,985
Groupe Bruxelles Lambert SA	342	27,922
KBC Groep NV	1,290	78,945
Proximus SA	629	21,898
Solvay SA	253	28,730
Telenet Group Holding NV*	214	12,510
UCB SA	546	47,479
Umicore SA	494	21,091
Total Belgium		796,785

Chile — 0.0%(b)
Antofagasta PLC	1,615	13,132

Denmark — 2.8%
AP Moeller — Maersk A/S, Class A	21	30,219
AP Moeller — Maersk A/S, Class B	30	44,437
Carlsberg A/S, Class B	494	40,684
Chr Hansen Holding A/S(a)	386	23,304
Coloplast A/S, Class B(a)	456	32,867
Danske Bank A/S	3,832	105,858
DSV A/S	753	30,672
Genmab A/S*	233	23,089
H Lundbeck A/S*(a)	258	7,616
ISS A/S	788	27,861
Jyske Bank A/S*(a)	340	16,675
Novo Nordisk A/S, Class B	8,987	479,621
Novozymes A/S, Class B	1,024	47,702
Pandora A/S	522	60,503
TDS A/S	3,663	19,289
Tryg A/S	509	9,198
Vestas Wind Systems A/S	1,002	58,670
William Demant Holding A/S*	96	8,375
Total Denmark		1,066,640

Finland — 1.4%
Elisa Oyj	714	27,037
Fortum Oyj	2,048	30,881
Kesko Oyj, Class B	299	9,592
Kone Oyj, Class B	1,772	76,066
Metso Oyj	594	14,613
Neste Oyj	582	14,266
Nokia Oyj	15,639	116,956
Nokian Renkaat Oyj	593	22,488
Orion Oyj, Class B	456	16,381

	Shares	Value
Common Stocks (continued)
Finland (continued)
Sampo Oyj, Class A	2,147	$105,493
Stora Enso Oyj, Class R	2,633	24,562
UPM-Kymmene Oyj	2,432	45,805
Wartsila Oyj Abp	706	30,306
Total Finland		534,446

France — 14.8%
Accor SA	914	45,677
Aeroports de Paris	127	16,042
Air Liquide SA	1,582	206,037
Airbus Group SE	2,503	175,187
Alcatel-Lucent*	11,580	47,317
Alstom SA*	987	32,338
Arkema SA	319	23,472
Atos SE	386	30,935
AXA SA	8,811	236,757
BioMerieux	65	7,589
BNP Paribas SA	4,630	282,629
Bollore SA	4,508	22,419
Bouygues SA	863	32,856
Bureau Veritas SA	1,166	26,495
Cap Gemini SA	714	63,910
Carrefour SA	2,504	82,069
Casino Guichard Perrachon SA	255	14,743
Christian Dior SE	238	47,087
Cie de Saint-Gobain	2,237	94,347
Cie Generale des Etablissements
Michelin	860	86,070
CNP Assurances	748	10,733
Credit Agricole SA	4,723	60,103
Danone SA	2,590	181,419
Dassault Systemes	575	45,631
Edenred	915	16,905
Eiffage SA	177	11,096
Electricite de France SA	1,193	22,318
Engie	6,653	117,257
Essilor International SA	909	120,094
Euler Hermes Group	50	4,709
Eurazeo SA	176	12,458
Eutelsat Communications SA	745	24,697
Faurecia	267	10,627
Fonciere Des Regions	162	15,345
Gecina SA	153	19,673
Groupe Eurotunnel SE	2,103	29,608
Hermes International	109	42,184
ICADE	161	11,980
Iliad SA	102	21,560
Imerys SA	140	9,633
Ingenico Group	247	29,304
Ipsen SA	162	10,275
JCDecaux SA	344	14,079
Kering	343	63,863
Klepierre	797	38,012
Lagardere SCA	506	14,818
Legrand SA	1,233	68,020
L’Oreal SA	1,079	197,918
LVMH Moet Hennessy Louis
Vuitton SE	1,148	215,076
Natixis SA	4,299	26,499
Numericable-SFR SAS*	458	20,844
Orange SA	8,834	156,477

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Pernod Ricard SA	901	$106,695
Peugeot SA*	1,732	30,660
Publicis Groupe SA	877	57,216
Remy Cointreau SA	95	6,652
Renault SA	785	74,341
Rexel SA	1,424	19,553
Safran SA	1,277	97,489
Sanofi	5,342	542,011
Schneider Electric SE	2,525	153,631
SCOR SE	630	23,571
SEB SA	125	12,770
Societe BIC SA	124	19,868
Societe Generale SA	3,508	163,956
Societe Television Francaise 1	468	6,056
Sodexo SA	415	37,119
Suez Environnement Co.	1,481	28,319
Technip SA	493	25,871
Thales SA	462	33,647
TOTAL SA	9,424	459,559
Unibail-Rodamco SE	453	127,153
Valeo SA	362	56,263
Vallourec SA	535	5,969
Veolia Environnement SA	2,137	49,987
Vinci SA	2,142	145,235
Vivendi SA	5,339	129,249
Wendel SA	131	15,795
Zodiac Aerospace	872	22,155
Total France		5,667,981

Germany — 13.2%
adidas AG	941	84,769
Allianz SE	2,107	370,887
Axel Springer SE	177	9,999
BASF SE	4,251	349,983
Bayer AG	3,773	505,768
Bayerische Motoren Werke AG	1,501	154,798
Beiersdorf AG	455	43,441
Brenntag AG	703	42,673
Commerzbank AG*	4,917	54,370
Continental AG	506	122,243
Daimler AG	4,435	386,884
Deutsche Bank AG	6,926	194,866
Deutsche Boerse AG	851	78,730
Deutsche Lufthansa AG*	1,161	17,224
Deutsche Post AG	4,408	131,812
Deutsche Telekom AG	14,696	276,058
Deutsche Wohnen AG	1,532	43,416
E.ON SE	8,833	93,641
Evonik Industries AG	471	17,196
Fielmann AG	98	6,901
Fraport AG Frankfurt Airport
Services Worldwide	167	10,644
Fresenius Medical Care AG
& Co. KGaA	983	88,922
Fresenius SE & Co. KGaA	1,789	131,913
FUCHS PETROLUB SE	139	5,783
GEA Group AG	796	32,064
Hannover Rueck SE	276	32,074
HeidelbergCement AG	656	49,117
Hella KGaA Hueck & Co.	133	5,494
Henkel AG & Co. KGaA	535	49,649

	Shares	Value
Common Stocks (continued)
Germany (continued)
HOCHTIEF AG	100	$9,350
HUGO BOSS AG	291	30,085
Infineon Technologies AG	5,453	67,435
K+S AG	926	23,481
Kabel Deutschland Holding AG	90	11,508
LANXESS AG	415	22,394
Linde AG	858	149,514
MAN SE	162	16,972
Merck KGaA	584	57,306
METRO AG	749	23,192
MTU Aero Engines AG	219	20,362
Muenchener Rueckversicherungs-
Gesellschaft AG	677	135,734
OSRAM Licht AG	379	22,403
ProSiebenSat.1 Media SE	961	52,218
Puma SE	6	1,349
RWE AG	2,335	32,642
SAP SE	4,134	328,249
Siemens AG	3,663	370,239
Suedzucker AG	342	6,419
Symrise AG	546	36,128
Talanx AG	168	5,413
Telefonica Deutschland Holding AG	2,460	15,913
ThyssenKrupp AG	2,023	40,996
TUI AG	2,151	40,163
United Internet AG	538	28,084
Volkswagen AG(a)	129	17,969
Vonovia SE	2,155	72,225
Wacker Chemie AG	54	4,764
Wirecard AG	510	26,481
Zalando SE*	467	16,433
Total Germany		5,076,740

Greece — 0.1%
Alpha Bank AE*	17,924	2,277
Hellenic Telecommunications
Organization SA	1,152	10,779
National Bank of Greece SA*	6,848	5,129
OPAP SA	945	8,403
Piraeus Bank SA*	9,133	938
Total Greece		27,526

Ireland — 1.4%
Bank of Ireland*	126,751	47,465
CRH PLC	3,830	105,347
Experian PLC	4,399	75,275
Glanbia PLC	786	15,316
Kerry Group PLC, Class A	663	54,160
Shire PLC	2,637	200,575
Smurfit Kappa Group PLC	1,072	30,706
Total Ireland		528,844

Italy — 3.6%
Assicurazioni Generali SpA	5,790	110,266
Atlantia SpA	2,223	61,882
Banca Monte dei Paschi
di Siena SpA*	11,121	20,540
Banco Popolare SC*	1,649	24,791
Davide Campari-Milano SpA(a)	1,285	11,058
Enel Green Power SpA	7,131	15,164
Enel SpA	32,366	150,020

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Eni SpA	11,498	$188,741
EXOR SpA	458	22,843
Finmeccanica SpA*	1,737	22,833
Intesa Sanpaolo SpA	56,459	197,580
Intesa Sanpaolo Spa-RSP	4,216	13,534
Luxottica Group SpA	793	55,844
Mediaset SpA(a)	3,446	17,587
Mediobanca SpA	2,511	25,380
Mediolanum SpA	1,164	9,534
Parmalat SpA	1,408	3,680
Pirelli & C. SpA(a)	285	4,707
Prysmian SpA	942	20,447
Saipem SpA*(a)	1,147	10,827
Salvatore Ferragamo SpA	211	5,757
Snam SpA	9,977	51,909
Telecom Italia SpA*(a)	50,853	71,286
Telecom Italia SpA-RSP	27,754	31,364
Terna Rete Elettrica Nazionale SpA	6,561	33,542
UniCredit SpA	23,087	149,958
Unione di Banche Italiane SpA(a)	3,975	29,902
UnipolSai SpA(a)	4,672	11,333
Total Italy		1,372,309

Jersey — 0.1%
Randgold Resources Ltd.	418	28,198

Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	617	20,621

Luxembourg — 0.3%
ArcelorMittal	4,594	25,744
RTL Group SA	171	14,866
SES SA	1,359	40,360
Tenaris SA	2,171	27,387
Total Luxembourg		108,357

Mexico — 0.0%(b)
Fresnillo PLC(a)	778	8,771

Netherlands — 5.1%
Aegon NV	8,751	54,173
Akzo Nobel NV(a)	1,135	80,806
Altice NV, Class A*	1,814	31,560
Altice NV, Class B*	578	10,312
ASML Holding NV	1,504	140,571
Gemalto NV	398	25,082
GrandVision NV	219	6,083
Heineken Holding NV	454	36,575
Heineken NV	1,015	93,196
ING Groep NV	17,981	262,883
Koninklijke Ahold NV	3,982	81,464
Koninklijke DSM NV	791	42,431
Koninklijke KPN NV	14,304	52,775
Koninklijke Philips NV	4,253	115,526
Koninklijke Vopak NV	296	11,959
NN Group NV	1,227	38,724
OCI NV*(a)	373	10,600
Randstad Holding NV	498	29,888
Royal Boskalis Westminster NV	342	16,712
Royal Dutch Shell PLC, Class A	17,635	460,280
Royal Dutch Shell PLC, Class B	10,984	288,382

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
TNT Express NV	2,137	$18,059
Wolters Kluwer NV	1,355	46,094
Total Netherlands		1,954,135

Norway — 0.9%
DNB ASA	5,236	66,952
Gjensidige Forsikring ASA	780	11,910
Marine Harvest ASA*	1,441	19,397
Norsk Hydro ASA	6,152	22,145
Orkla ASA	3,580	30,567
Schibsted ASA, Class A	371	12,495
Schibsted ASA, Class B*	371	11,619
Statoil ASA	4,603	74,089
Telenor ASA(a)	3,316	62,818
Yara International ASA	828	37,741
Total Norway		349,733

Portugal — 0.2%
Banco Comercial Portugues SA,
Class R*(a)	172,307	9,955
EDP — Energias de Portugal SA	8,854	32,941
Galp Energia SGPS SA	1,729	18,788
Jeronimo Martins SGPS SA	1,118	15,789
Total Portugal		77,473

Russia — 0.0%(b)
Polymetal International PLC	1,156	10,257
Polyus Gold International Ltd.	3,052	8,967
Total Russia		19,224

South Africa — 0.1%
Investec PLC	2,337	19,562
Mondi PLC	1,685	39,139
Total South Africa		58,701

Spain — 5.1%
Abertis Infraestructuras SA	1,889	31,530
Acciona SA	120	10,142
Acerinox SA	620	6,742
ACS Actividades de Construccion
y Servicios SA	782	26,731
Aena SA*	292	32,740
Amadeus IT Holding SA, Class A	1,900	81,351
Banco Bilbao Vizcaya
Argentaria SA	29,146	252,418
Banco de Sabadell SA	21,366	41,516
Banco Popular Espanol SA	7,222	27,651
Banco Santander SA	67,305	379,177
Bankia SA	21,286	27,558
Bankinter SA	3,163	23,050
CaixaBank SA	11,371	43,863
Corp. Financiera Alba SA	60	2,664
Distribuidora Internacional de
Alimentacion SA*	2,959	18,919
EDP Renovaveis SA	912	6,662
Enagas SA	1,034	31,474
Endesa SA	1,447	32,368
Ferrovial SA	1,848	46,870
Gas Natural SDG SA	1,403	30,547
Grifols SA	750	34,945
Iberdrola SA	25,841	185,459

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Spain (continued)
Industria de Diseno Textil SA(a)	4,843	$182,456
Mapfre SA	4,674	13,966
Mediaset Espana
Comunicacion SA	795	9,708
Red Electrica Corp. SA	495	43,853
Repsol SA	4,932	62,517
Telefonica SA	19,493	259,041
Zardoya Otis SA	826	10,219
Total Spain		1,956,137

Sweden — 4.4%
Alfa Laval AB	1,436	25,419
Assa Abloy AB, B Shares	4,408	88,254
Atlas Copco AB, A Shares	2,965	77,870
Atlas Copco AB, B Shares	1,876	45,735
Boliden AB	1,243	23,950
Electrolux AB	1,003	29,768
Getinge AB, B Shares	829	20,884
Hennes & Mauritz AB, B Shares	4,383	171,532
Hexagon AB, B Shares	1,163	40,653
Husqvarna AB, B Shares	1,723	11,435
Industrivarden AB, A Shares	875	17,220
Industrivarden AB, C Shares	745	13,644
Investment AB Kinnevik, B Shares	921	29,612
Investor AB, B Shares	2,117	79,135
Lundin Petroleum AB*	961	13,978
Meda AB, A Shares	1,245	18,431
Melker Schorling AB	45	2,523
Nordea Bank AB	14,914	165,985
Sandvik AB	4,961	46,683
Securitas AB, B Shares	1,401	18,414
Skandinaviska Enskilda Banken AB,
A Shares	6,897	73,024
Skanska AB, B Shares	1,647	32,296
SKF AB, B Shares	1,983	35,125
Svenska Cellulosa AB SCA, B Shares	2,665	79,093
Svenska Handelsbanken AB,
A Shares	6,741	92,252
Svenska Handelsbanken AB,
B Shares(a)	150	2,182
Swedbank AB, A Shares	4,888	112,889
Swedish Match AB	871	27,563
Tele2 AB, B Shares	1,408	14,178
Telefonaktiebolaget LM Ericsson,
B Shares	13,486	132,383
TeliaSonera AB	11,960	61,596
Trelleborg AB, B Shares	1,111	18,894
Volvo AB, B Shares	7,408	77,431
Total Sweden		1,700,031

Switzerland — 14.5%
ABB Ltd.*	10,162	192,364
Actelion Ltd.*	448	62,445
Adecco SA*	750	55,998
Aryzta AG*	377	17,057
Baloise Holding AG	210	25,287
Banque Cantonale Vaudoise	13	8,031
Barry Callebaut AG*	9	10,837
Chocoladefabriken Lindt &
Sprungli AG	4	24,489
Cie Financiere Richemont SA	2,335	200,870

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Clariant AG*	1,235	$22,802
Coca-Cola HBC AG*(a)	905	21,664
Credit Suisse Group AG*	7,514	188,126
DKSH Holding AG*	102	6,234
Dufry AG*(a)	221	25,939
EMS-Chemie Holding AG	33	14,010
Galenica AG(a)	22	32,361
GAM Holding AG*	740	13,588
Geberit AG	168	54,418
Givaudan SA*	42	75,415
Glencore PLC*(a)	54,164	94,107
Helvetia Holding AG	27	14,174
Julius Baer Group Ltd.*	993	49,481
Kuehne + Nagel International AG	231	32,128
LafargeHolcim Ltd.*	1,867	105,590
Lonza Group AG*	233	34,321
Nestle SA	14,323	1,098,472
Novartis AG	9,709	884,964
Pargesa Holding SA	127	8,091
Partners Group Holding AG	83	30,144
PSP Swiss Property AG*	173	15,102
Roche Holding AG	123	33,752
Roche Holding AG	3,217	875,598
Schindler Holding AG —
Participation Certificate	202	32,910
Schindler Holding AG — Registered	89	14,518
SGS SA	23	43,958
Sika AG	10	32,909
Sonova Holding AG	237	32,458
STMicroelectronics NV	2,908	20,228
Sulzer AG	108	10,945
Swatch Group AG (The) — Bearer(a)	135	52,987
Swatch Group AG (The) —
Registered	213	15,450
Swiss Life Holding AG*	146	34,969
Swiss Prime Site AG*	289	22,164
Swiss Re AG	1,565	145,903
Swisscom AG	104	53,807
Syngenta AG	416	140,446
UBS Group AG	16,247	326,011
Wolseley PLC	1,167	68,794
Zurich Insurance Group AG*	682	180,783
Total Switzerland		5,557,099

United Kingdom — 28.2%
3i Group PLC	4,430	34,277
Aberdeen Asset Management PLC	4,593	24,593
Admiral Group PLC	906	22,570
Aggreko PLC	1,084	15,327
Amec Foster Wheeler PLC	1,779	19,535
Anglo American PLC(a)	6,006	50,701
ARM Holdings PLC	6,485	102,658
Ashmore Group PLC(a)	1,777	7,410
Ashtead Group PLC	2,305	35,598
Associated British Foods PLC	1,601	85,428
AstraZeneca PLC	5,603	359,154
Auto Trader Group PLC*	3,206	19,261
Aviva PLC	17,861	134,061
Babcock International Group PLC	1,151	17,136
BAE Systems PLC	14,561	99,015
Barclays PLC	79,666	285,444

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Barratt Developments PLC	4,521	$42,766
Berkeley Group Holdings PLC	576	29,516
BG Group PLC	15,393	243,673
BP PLC	81,162	484,339
British American Tobacco PLC	8,316	495,684
British Land Co. PLC (The)	4,644	62,434
BT Group PLC	37,237	267,416
Bunzl PLC	1,522	43,697
Burberry Group PLC	2,023	41,491
Capita PLC	3,038	59,822
Capital & Counties Properties PLC	3,332	22,874
Centrica PLC	22,886	79,915
CNH Industrial NV(a)	4,219	28,662
Cobham PLC	5,230	22,414
Compass Group PLC	7,452	128,784
Croda International PLC	617	27,615
Daily Mail & General Trust PLC,
Class A	1,203	13,916
DCC PLC	387	31,109
Derwent London PLC	454	27,205
Diageo PLC	11,134	323,014
Direct Line Insurance Group PLC	6,320	38,496
Dixons Carphone PLC	4,564	32,515
DS Smith PLC	4,313	25,778
easyJet PLC	990	26,757
Fiat Chrysler Automobiles NV*	4,023	59,639
G4S PLC	7,135	26,744
GKN PLC	7,582	33,630
GlaxoSmithKline PLC	21,930	475,855
Hammerson PLC	3,606	35,447
Hargreaves Lansdown PLC	993	22,145
Howden Joinery Group PLC	2,802	20,062
HSBC Holdings PLC	87,432	685,412
ICAP PLC	2,463	16,737
IMI PLC	1,242	18,280
Imperial Tobacco Group PLC	4,271	230,799
Inchcape PLC	2,050	25,312
Informa PLC	2,969	26,045
Inmarsat PLC	2,055	31,261
InterContinental Hotels Group PLC	1,076	43,223
International Consolidated
Airlines Group SA*	4,677	42,075
Intertek Group PLC	737	29,878
Intu Properties PLC	4,221	22,562
ITV PLC	17,249	67,238
J Sainsbury PLC	6,487	26,689
John Wood Group PLC	1,680	15,490
Johnson Matthey PLC	942	37,607
Kingfisher PLC	10,735	58,541
Land Securities Group PLC	3,612	74,694
Legal & General Group PLC	26,412	106,708
Lloyds Banking Group PLC	271,868	309,572
London Stock Exchange
Group PLC	1,434	56,363
Marks & Spencer Group PLC	7,576	60,023
Meggitt PLC	3,616	19,747
Melrose Industries PLC	4,565	18,768
Merlin Entertainments PLC	3,252	20,833
National Grid PLC	17,063	243,704
Next PLC	666	82,286

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Old Mutual PLC	22,503	$73,782
Pearson PLC	3,734	49,681
Pennon Group PLC	1,888	23,647
Persimmon PLC*	1,461	44,992
Petrofac Ltd.	1,190	15,493
Provident Financial PLC	664	35,584
Prudential PLC	11,477	269,244
Reckitt Benckiser Group PLC	2,804	274,727
RELX NV	4,316	74,137
RELX PLC	5,055	90,717
Rentokil Initial PLC	8,323	19,859
Rexam PLC	3,210	26,771
Rightmove PLC	414	24,546
Rio Tinto PLC	5,613	204,452
Rolls-Royce Holdings PLC*	8,458	89,805
Rolls-Royce Holdings PLC —
Entitlement*(b)	784,056	1,211
Royal Bank of Scotland
Group PLC*	14,705	72,128
Royal Mail PLC	4,058	27,908
RSA Insurance Group PLC	4,671	30,363
SABMiller PLC	4,224	260,616
Sage Group PLC (The)	4,955	41,706
Schroders PLC	505	23,265
Seadrill Ltd.*(a)	1,608	10,110
Segro PLC	3,406	23,661
Severn Trent PLC	1,080	37,412
Sky PLC	4,811	81,434
Smith & Nephew PLC	4,195	71,914
Smiths Group PLC	1,802	26,773
Sports Direct International PLC*	1,152	12,401
SSE PLC	4,526	105,898
St James’s Place PLC	2,347	34,960
Standard Chartered PLC	9,607	107,034
Standard Life PLC	8,997	58,484
Subsea 7 SA*(a)	1,245	9,747
TalkTalk Telecom Group PLC	2,416	9,440
Tate & Lyle PLC	2,137	19,720
Taylor Wimpey PLC	15,496	47,385
Tesco PLC*	36,819	104,230
Travis Perkins PLC	1,121	33,171
Tullow Oil PLC*(a)	4,150	13,004
Unilever NV(a)	7,150	324,776
Unilever PLC	5,454	243,682
United Utilities Group PLC	3,127	47,738
Vodafone Group PLC	119,098	394,080
Weir Group PLC (The)	960	15,819
Whitbread PLC	824	63,196
William Hill PLC	4,056	19,863
Wm Morrison Supermarkets PLC(a)	9,960	25,919
WPP PLC	5,860	131,952
Total United Kingdom		10,803,866

United States — 0.3%
Carnival PLC	829	46,309
QIAGEN NV*	1,127	27,463
Transocean Ltd.	1,601	24,524
Total United States		98,296
Total Common Stocks
(Cost $38,084,382)		$38,090,350

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Preferred Stocks — 0.7%
Germany — 0.6%
Bayerische Motoren Werke AG	246	$20,003
FUCHS PETROLUB SE	303	14,598
Henkel AG & Co. KGaA	788	85,915
Porsche Automobil Holding SE	700	32,941
RWE AG	160	1,766
Volkswagen AG	715	86,328
Total Germany		241,551

Spain — 0.1%
Grifols SA, Class B	587	20,510
Total Preferred Stocks
(Cost $315,013)		262,061

Rights — 0.0%(c)
Ireland — 0.0%(c)
Ryanair Holdings PLC(b)*	1,652	537

Italy — 0.0%(b)(c)
Mediolanum SpA*	1,164	—
Total Rights
(Cost $538)		537

Short-Term Investment — 0.7%
Money Market Fund — 0.7%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(d)
(Cost $255,285)	255,285	255,285

	Shares	Value
Investment of Cash Collateral
For Securities Loaned — 3.2%
Money Market Fund — 3.2%
Dreyfus Government Cash
Management Fund, 0.01%(e)
(Cost $1,234,914)	1,234,914	$1,234,914
Total Investments — 103.9%
(Cost $39,890,132)		39,843,147
Liabilities in Excess of Other
Assets — (3.9)%		(1,480,080)
Net Assets — 100.0%		$38,363,067

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $969,910; total market value of collateral held by the Fund was $1,242,139. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,225.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at October 31, 2015.
(e)	Rate shown reflects the 1-day yield at October 31, 2015.

ASA — Allmeennaksjeselskap (stock company)

PLC — Public Limited Company

RSP — Risparmio Italian Savings Shares

SpA — Societa per azioni (public company)

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)
October 31, 2015 (unaudited)

Forward Exchange Contracts Outstanding as of October 31, 2015:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2015	Unrealized Appreciation (Depreciation)
Euro Expiring 11/04/15	The Bank of New York Mellon	EUR	1,531	$1,694	$1,692	$(2)
Euro Expiring 11/04/15	The Bank of New York Mellon	EUR	14,203	15,715	15,690	(25)
Euro Expiring 11/04/15	The Bank of New York Mellon	EUR	1,674	1,852	1,849	(3)
Euro Expiring 11/04/15	The Bank of New York Mellon	EUR	3,961	4,382	4,375	(7)
Euro Expiring 11/04/15	The Bank of New York Mellon	EUR	10,231	11,320	11,302	(18)
Euro Expiring 11/04/15	The Bank of New York Mellon	EUR	1,493	1,652	1,649	(3)
Euro Expiring 11/04/15	The Bank of New York Mellon	EUR	1,398	1,546	1,544	(2)
Swiss Franc Expiring 11/05/15	Morgan Stanley	CHF	2,482,374	2,518,763	2,518,643	(120)
Danish Krone Expiring 11/05/15	Morgan Stanley	DKK	3,314,346	491,622	490,985	(637)
Euro Expiring 11/05/15	Morgan Stanley	EUR	7,316,838	8,095,388	8,083,058	(12,330)
British Pound Expiring 11/05/15	Morgan Stanley	GBP	3,732,861	5,755,252	5,764,861	9,609
Norwegian Krone Expiring 11/05/15	Morgan Stanley	NOK	1,420,716	167,769	167,883	114
Swedish Krona Expiring 11/05/15	Morgan Stanley	SEK	6,639,049	782,233	781,982	(251)
				$17,849,188	$17,845,513	$(3,675)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2015	Unrealized Appreciation (Depreciation)
Euro Expiring 11/03/15	The Bank of New York Mellon	EUR	(138)	$(151)	$(153)	$(2)
British Pound Expiring 11/03/15	The Bank of New York Mellon	GBP	(450)	(687)	(696)	(9)
British Pound Expiring 11/04/15	The Bank of New York Mellon	GBP	(400)	(613)	(617)	(4)
British Pound Expiring 11/04/15	The Bank of New York Mellon	GBP	(267)	(410)	(413)	(3)
Swiss Franc Expiring 11/05/15	Morgan Stanley	CHF	(2,016,029)	(2,069,197)	(2,045,484)	23,713
Swiss Franc Expiring 11/05/15	Morgan Stanley	CHF	(466,345)	(481,219)	(473,159)	8,061
Danish Krone Expiring 11/05/15	Morgan Stanley	DKK	(2,713,507)	(406,407)	(401,977)	4,430
Danish Krone Expiring 11/05/15	Morgan Stanley	DKK	(600,839)	(90,818)	(89,008)	1,810
Euro Expiring 11/05/15	Morgan Stanley	EUR	(5,905,291)	(6,599,196)	(6,523,694)	75,502
Euro Expiring 11/05/15	Morgan Stanley	EUR	(1,411,547)	(1,591,521)	(1,559,364)	32,157
British Pound Expiring 11/05/15	Morgan Stanley	GBP	(3,005,040)	(4,546,790)	(4,640,847)	(94,057)
British Pound Expiring 11/05/15	Morgan Stanley	GBP	(727,821)	(1,106,017)	(1,124,014)	(17,997)
Norwegian Krone Expiring 11/05/15	Morgan Stanley	NOK	(1,144,437)	(134,285)	(135,236)	(951)
Norwegian Krone Expiring 11/05/15	Morgan Stanley	NOK	(276,279)	(33,114)	(32,647)	467
Swedish Krona Expiring 11/05/15	Morgan Stanley	SEK	(5,346,870)	(638,794)	(629,782)	9,012
Swedish Krona Expiring 11/05/15	Morgan Stanley	SEK	(1,292,179)	(155,353)	(152,200)	3,153
Swiss Franc Expiring 12/04/15	Morgan Stanley	CHF	(2,650,672)	(2,691,892)	(2,691,922)	(30)
Danish Krone Expiring 12/04/15	Morgan Stanley	DKK	(3,610,919)	(535,975)	(535,318)	657
Euro Expiring 12/04/15	Morgan Stanley	EUR	(8,043,633)	(8,902,712)	(8,889,669)	13,043
British Pound Expiring 12/04/15	Morgan Stanley	GBP	(3,881,677)	(5,983,645)	(5,993,790)	(10,145)
Norwegian Krone Expiring 12/04/15	Morgan Stanley	NOK	(1,563,720)	(184,565)	(184,692)	(127)
Swedish Krona Expiring 12/04/15	Morgan Stanley	SEK	(7,217,431)	(850,921)	(850,673)	248
				$(37,004,282)	$(36,955,355)	$48,928
Net Unrealized Appreciation						$45,253

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)
October 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Common Stocks	$38,089,139	$1,211		$—	$38,090,350
Preferred Stocks	262,061	—		—	262,061
Rights	—	537		—	537
Short-Term Investment:
Money Market Fund	255,285	—		—	255,285
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,234,914	—		—	1,234,914
Total Investments in Securities	39,841,399	1,748		—	39,843,147
Other Financial Instruments:
Forward Exchange Contracts	—	181,976	(b)	—	181,976
Total Investments in Securities and Other Financial Instruments	$39,841,399	$183,724		$—	$40,025,123

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$—	$136,723	(b)	$—	$136,723
Total Other Financial Instruments	$—	$136,723		$—	$136,723

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 21.8%
ABC-Mart, Inc.	193	$10,828
Aisin Seiki Co., Ltd.	1,573	63,024
Aoyama Trading Co., Ltd.	411	15,088
Asics Corp.	1,491	41,576
Autobacs Seven Co., Ltd.	623	10,970
Bandai Namco Holdings, Inc.	1,602	39,627
Benesse Holdings, Inc.	584	15,752
Bic Camera, Inc.	1,238	10,126
Bridgestone Corp.	5,350	198,439
Calsonic Kansei Corp.	1,229	9,879
Canon Marketing Japan, Inc.	428	6,547
Casio Computer Co., Ltd.	1,926	36,581
CyberAgent, Inc.	391	16,200
Daihatsu Motor Co., Ltd.	1,710	21,114
Denso Corp.	4,222	198,094
Dentsu, Inc.	1,847	104,843
Don Quijote Holdings Co., Ltd.	953	35,340
Exedy Corp.	233	5,400
Fast Retailing Co., Ltd.	433	159,242
Fuji Heavy Industries Ltd.	5,280	206,868
Fuji Media Holdings, Inc.	284	3,398
H.I.S. Co., Ltd.	311	10,541
H2O Retailing Corp.	723	14,181
Hakuhodo DY Holdings, Inc.	2,021	21,437
Haseko Corp.	2,368	24,352
Heiwa Corp.	430	7,975
Hikari Tsushin, Inc.	188	14,411
Honda Motor Co., Ltd.	15,289	512,357
Iida Group Holdings Co., Ltd.	1,344	25,415
Isetan Mitsukoshi Holdings Ltd.	2,998	48,569
Isuzu Motors Ltd.	4,761	56,083
Izumi Co., Ltd.	337	12,623
J Front Retailing Co., Ltd.	2,077	34,457
Koito Manufacturing Co., Ltd.	1,032	39,553
Komeri Co., Ltd.	249	5,365
K’s Holdings Corp.	337	11,966
Laox Co., Ltd.*	2,136	6,036
Marui Group Co., Ltd.	1,987	25,901
Mazda Motor Corp.	4,718	94,008
Mitsubishi Motors Corp.	5,069	45,366
NGK Spark Plug Co., Ltd.	1,626	40,032
NHK Spring Co., Ltd.	1,492	15,344
Nifco, Inc.(a)	356	13,851
Nikon Corp.	2,919	38,025
Nippon Television Holdings, Inc.	327	5,707
Nissan Motor Co., Ltd.	19,770	207,489
Nissan Shatai Co., Ltd.	616	7,187
Nitori Holdings Co., Ltd.	634	49,858
NOK Corp.	945	22,491
Onward Holdings Co., Ltd.(a)	1,125	7,104
Oriental Land Co., Ltd.	1,611	98,549
PanaHome Corp.	613	4,394
Panasonic Corp.	17,940	213,333
Rakuten, Inc.	7,009	98,013
Resorttrust, Inc.	535	13,832
Rinnai Corp.	310	24,738
Ryohin Keikaku Co., Ltd.	188	38,060
Sankyo Co., Ltd.	447	17,336
Sanrio Co., Ltd.	504	13,469
Sega Sammy Holdings, Inc.	1,522	16,131

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Sekisui Chemical Co., Ltd.	3,079	$36,639
Sekisui House Ltd.	4,882	81,903
Sharp Corp.*	12,390	13,656
Shimachu Co., Ltd.	428	9,420
Shimamura Co., Ltd.	225	25,488
Shimano, Inc.	653	103,787
Shochiku Co., Ltd.	949	8,415
SKY Perfect JSAT Holdings, Inc.	1,170	6,205
Skylark Co., Ltd.	788	10,311
Sony Corp.	10,418	300,432
Stanley Electric Co., Ltd.	1,463	28,175
Start Today Co., Ltd.	412	13,913
Sumitomo Electric Industries Ltd.	6,358	87,697
Sumitomo Forestry Co., Ltd.	1,100	13,263
Sumitomo Rubber Industries Ltd.	1,483	22,268
Suzuki Motor Corp.	3,471	114,765
Takashimaya Co., Ltd.	2,497	22,492
Toho Co., Ltd.	980	25,662
Tokai Rika Co., Ltd.	420	9,223
Tokyo Broadcasting System
Holdings, Inc.	313	4,692
Toyo Tire & Rubber Co., Ltd.	839	17,847
Toyoda Gosei Co., Ltd.	598	13,865
Toyota Boshoku Corp.	504	10,871
Toyota Industries Corp.	1,366	72,559
Toyota Motor Corp.	22,442	1,389,014
TS Tech Co., Ltd.	419	11,597
TV Asahi Holdings Corp.	177	2,975
USS Co., Ltd.	1,824	32,512
Wacoal Holdings Corp.	1,064	13,437
Yamada Denki Co., Ltd.	5,685	25,769
Yamaha Corp.	1,458	36,548
Yamaha Motor Co., Ltd.	2,323	52,784
Yokohama Rubber Co., Ltd. (The)	915	17,743
Total Consumer Discretionary		5,800,402

Consumer Staples — 7.9%
Aeon Co., Ltd.	5,848	87,181
Ajinomoto Co., Inc.	4,414	99,016
Asahi Group Holdings Ltd.	3,173	98,523
Calbee, Inc.	620	22,657
Coca-Cola East Japan Co., Ltd.	611	8,628
Coca-Cola West Co., Ltd.	533	10,843
Cosmos Pharmaceutical Corp.	77	9,654
Ezaki Glico Co., Ltd.	443	21,292
FamilyMart Co., Ltd.	511	21,024
House Foods Group, Inc.	619	10,751
Ito En Ltd.	458	9,625
Japan Tobacco, Inc.	8,624	300,938
Kagome Co., Ltd.	636	10,852
Kao Corp.	4,228	218,591
Kewpie Corp.	951	21,861
Kikkoman Corp.	1,477	46,694
Kirin Holdings Co., Ltd.	7,050	100,543
Kobayashi Pharmaceutical Co., Ltd.	279	21,779
Kose Corp.	243	23,943
Lawson, Inc.	536	39,931
Lion Corp.(a)	2,211	21,455
Matsumotokiyoshi Holdings Co., Ltd.	335	14,463
MEIJI Holdings Co., Ltd.	1,151	91,470
Mitsubishi Shokuhin Co., Ltd.	117	2,996

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
NH Foods Ltd.	1,647	$34,544
Nichirei Corp.	1,899	12,447
Nisshin Seifun Group, Inc.	2,206	33,965
Nissin Foods Holdings Co., Ltd.	614	28,544
Pigeon Corp.	920	26,035
Pola Orbis Holdings, Inc.	165	10,569
Sapporo Holdings Ltd.	2,864	11,866
Seven & i Holdings Co., Ltd.	6,596	301,227
Shiseido Co., Ltd.	3,254	77,956
Sugi Holdings Co., Ltd.	301	14,741
Sundrug Co., Ltd.	303	16,120
Suntory Beverage & Food Ltd.	1,064	43,292
Takara Holdings, Inc.	1,578	11,416
Toyo Suisan Kaisha Ltd.	755	28,029
Tsuruha Holdings, Inc.	296	23,596
Unicharm Corp.	2,917	62,727
UNY Group Holdings Co., Ltd.(a)	1,822	10,146
Welcia Holdings Co., Ltd.	210	10,424
Yakult Honsha Co., Ltd.	849	45,308
Yamazaki Baking Co., Ltd.	1,234	23,959
Total Consumer Staples		2,141,621

Energy — 0.9%
Cosmo Energy Holdings Co., Ltd.*	536	7,333
Idemitsu Kosan Co., Ltd.	809	13,334
Inpex Corp.	7,653	73,280
Japan Petroleum Exploration
Co., Ltd.	252	7,601
JX Holdings, Inc.	20,103	79,296
Showa Shell Sekiyu K.K.	1,559	13,823
TonenGeneral Sekiyu K.K.	2,482	25,895
Total Energy		220,562

Financials — 18.6%
77 Bank Ltd. (The)	3,009	16,756
Acom Co., Ltd.*	3,346	18,466
AEON Financial Service Co., Ltd.	892	22,508
Aeon Mall Co., Ltd.	976	16,443
Aiful Corp.*	2,372	9,494
Aozora Bank Ltd.	9,553	35,069
Aplus Financial Co., Ltd.*	766	819
Awa Bank Ltd. (The)	1,834	10,228
Bank of Kyoto Ltd. (The)	2,969	30,287
Bank of Yokohama Ltd. (The)	9,633	60,612
Century Tokyo Leasing Corp.	386	13,227
Chiba Bank Ltd. (The)	5,672	41,738
Chugoku Bank Ltd. (The)	1,465	20,942
Credit Saison Co., Ltd.	1,321	27,378
Dai-ichi Life Insurance
Co., Ltd. (The)	9,439	165,432
Daikyo, Inc.	2,459	4,279
Daishi Bank Ltd. (The)	2,770	12,602
Daito Trust Construction Co., Ltd.	629	68,490
Daiwa House Industry Co., Ltd.	5,325	141,029
Daiwa Securities Group, Inc.	14,702	101,376
Fukuoka Financial Group, Inc.	7,057	37,485
Gunma Bank Ltd. (The)	3,656	23,177
Hachijuni Bank Ltd. (The)	3,288	22,615
Hiroshima Bank Ltd. (The)	4,743	26,609
Hitachi Capital Corp.	374	10,831
Hokkoku Bank Ltd. (The)	2,488	9,299

	Shares	Value
Common Stocks (continued)
Financials (continued)
Hokuhoku Financial Group, Inc.	11,000	$24,611
Hulic Co., Ltd.	2,944	27,714
Hyakugo Bank Ltd. (The)	2,019	10,407
Hyakujushi Bank Ltd. (The)	2,209	8,366
Iyo Bank Ltd. (The)	2,274	24,667
Jafco Co., Ltd.	279	10,762
Japan Exchange Group, Inc.	4,534	73,791
Joyo Bank Ltd. (The)	5,540	29,014
Juroku Bank Ltd. (The)	2,913	13,084
Keiyo Bank Ltd. (The)	2,108	10,673
Kyushu Financial Group, Inc.*	3,200	24,608
Matsui Securities Co., Ltd.	876	7,789
Mitsubishi Estate Co., Ltd.	10,672	230,552
Mitsubishi UFJ Financial Group, Inc.	116,733	764,774
Mitsubishi UFJ Lease &
Finance Co., Ltd.	4,146	21,954
Mitsui Fudosan Co., Ltd.	8,071	221,380
Mizuho Financial Group, Inc.	207,629	430,657
MS&AD Insurance Group
Holdings, Inc.	4,284	127,517
Musashino Bank Ltd. (The)	272	10,436
Nishi-Nippon City Bank Ltd. (The)	5,898	17,399
Nomura Holdings, Inc.	29,432	186,726
Nomura Real Estate Holdings, Inc.	1,008	21,709
North Pacific Bank Ltd.	2,265	8,765
NTT Urban Development Corp.	897	8,972
Okasan Securities Group, Inc.	1,568	9,303
Orient Corp.*	3,069	6,180
ORIX Corp.	11,027	162,789
Resona Holdings, Inc.	19,294	102,901
San-In Godo Bank Ltd. (The)	1,285	11,958
SBI Holdings, Inc.	1,734	19,844
Senshu Ikeda Holdings, Inc.	2,172	9,413
Seven Bank Ltd.	5,470	25,112
Shiga Bank Ltd. (The)	2,066	11,111
Shinsei Bank Ltd.	12,838	27,128
Shizuoka Bank Ltd. (The)	4,470	45,265
Sompo Japan Nipponkoa
Holdings, Inc.	3,123	99,066
Sony Financial Holdings, Inc.	1,431	25,899
Sumitomo Mitsui Financial
Group, Inc.	10,932	440,270
Sumitomo Mitsui Trust Holdings, Inc.	31,534	122,216
Sumitomo Real Estate
Sales Co., Ltd.	120	2,784
Sumitomo Realty &
Development Co., Ltd.	3,662	121,505
Suruga Bank Ltd.	1,479	29,390
T&D Holdings, Inc.	5,226	69,377
Tokai Tokyo Financial Holdings, Inc.	1,954	11,999
Tokio Marine Holdings, Inc.	5,868	228,155
Tokyo Tatemono Co., Ltd.	1,737	21,721
Tokyu Fudosan Holdings Corp.	3,995	28,305
Yamaguchi Financial Group, Inc.	1,880	23,291
Zenkoku Hosho Co., Ltd.	555	18,926
Total Financials		4,937,426

Health Care — 7.6%
Alfresa Holdings Corp.	1,592	30,778
Asahi Intecc Co., Ltd.	403	15,696
Astellas Pharma, Inc.	17,780	260,051

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Chugai Pharmaceutical Co., Ltd.	1,814	$58,775
Daiichi Sankyo Co., Ltd.	5,728	113,183
Eisai Co., Ltd.	2,221	140,024
Hisamitsu Pharmaceutical Co., Inc.	612	23,887
Hoya Corp.	3,246	135,274
Kaken Pharmaceutical Co., Ltd.	200	13,922
Kissei Pharmaceutical Co., Ltd.	261	6,759
KYORIN Holdings, Inc.	374	6,332
Kyowa Hakko Kirin Co., Ltd.	2,135	35,420
M3, Inc.	1,487	29,044
Medipal Holdings Corp.	1,316	23,163
Miraca Holdings, Inc.	468	20,981
Mitsubishi Tanabe Pharma Corp.	1,827	31,127
Mochida Pharmaceutical Co., Ltd.	110	6,536
Nihon Kohden Corp.	663	13,004
Nippon Shinyaku Co., Ltd.(a)	424	16,689
Nipro Corp.	1,013	11,433
Olympus Corp.	2,656	90,349
Ono Pharmaceutical Co., Ltd.	731	101,041
Otsuka Holdings Co., Ltd.	3,105	104,053
Rohto Pharmaceutical Co., Ltd.	840	13,949
Santen Pharmaceutical Co., Ltd.	3,369	46,093
Sawai Pharmaceutical Co., Ltd.	270	17,385
Shionogi & Co., Ltd.	2,404	99,427
Sumitomo Dainippon
Pharma Co., Ltd.	1,336	14,868
Suzuken Co., Ltd.	697	26,887
Sysmex Corp.	1,211	69,945
Taisho Pharmaceutical
Holdings Co., Ltd.	393	24,686
Takeda Pharmaceutical Co., Ltd.	6,516	320,198
Terumo Corp.	2,736	81,848
Tsumura & Co.,	562	13,627
Total Health Care		2,016,434

Industrials — 19.7%
Amada Holdings Co., Ltd.	2,998	26,906
ANA Holdings, Inc.	10,056	30,191
Asahi Glass Co., Ltd.	7,838	45,271
Central Japan Railway Co.,	1,509	277,603
Chiyoda Corp.	1,398	10,693
COMSYS Holdings Corp.	929	12,217
Dai Nippon Printing Co., Ltd.	5,072	52,874
Daikin Industries Ltd.	2,220	144,229
DMG Mori Co., Ltd.	859	12,386
East Japan Railway Co.,	3,165	303,452
Ebara Corp.	3,641	15,901
FANUC Corp.	1,598	285,435
Fuji Electric Co., Ltd.	4,833	21,747
Fujikura Ltd.	2,660	13,777
Fukuyama Transporting Co., Ltd.	1,152	6,281
Furukawa Electric Co., Ltd.	5,668	10,427
Glory Ltd.	478	12,180
GS Yuasa Corp.	3,180	12,174
Hankyu Hanshin Holdings, Inc.	10,495	68,793
Hino Motors Ltd.	2,179	25,135
Hitachi Construction
Machinery Co., Ltd.	859	13,397
Hitachi Transport System Ltd.	362	6,420
Hoshizaki Electric Co., Ltd.	337	24,603
IHI Corp.	12,435	35,448

	Shares	Value
Common Stocks (continued)
Industrials (continued)
ITOCHU Corp.	11,875	$149,969
Japan Airlines Co., Ltd.	731	27,744
Japan Airport Terminal Co., Ltd.	484	26,471
Japan Steel Works Ltd. (The)	2,878	10,780
JGC Corp.	1,773	28,268
JTEKT Corp.	1,855	32,312
Kajima Corp.	7,017	40,529
Kamigumi Co., Ltd.	1,801	15,611
Kandenko Co., Ltd.	863	6,136
Kawasaki Heavy Industries Ltd.	11,992	48,594
Kawasaki Kisen Kaisha Ltd.	7,540	17,057
Keihan Electric Railway Co., Ltd.	4,279	30,530
Keikyu Corp.	4,159	34,430
Keio Corp.	4,765	39,052
Keisei Electric Railway Co., Ltd.	2,309	28,682
Kinden Corp.	1,083	14,153
Kintetsu Group Holdings Co., Ltd.	15,180	58,997
Komatsu Ltd.	7,776	129,004
Kubota Corp.	9,349	146,500
Kurita Water Industries Ltd.	982	22,321
LIXIL Group Corp.	2,163	46,621
Mabuchi Motor Co., Ltd.	439	21,973
Maeda Road Construction
Co., Ltd.	510	9,361
Makita Corp.	1,023	56,544
Marubeni Corp.	13,658	79,497
Minebea Co., Ltd.	2,734	30,495
MISUMI Group, Inc.	2,135	28,113
Mitsubishi Corp.	11,580	212,312
Mitsubishi Electric Corp.	16,647	175,195
Mitsubishi Heavy Industries Ltd.	26,613	135,430
Mitsubishi Logistics Corp.	1,241	17,956
Mitsui & Co., Ltd.	14,074	179,664
Mitsui Engineering &
Shipbuilding Co., Ltd.	6,119	9,482
Mitsui OSK Lines Ltd.	9,194	24,761
MonotaRO Co., Ltd.	442	11,483
Nabtesco Corp.	973	19,690
Nagase & Co., Ltd.	915	11,464
Nagoya Railroad Co., Ltd.	7,559	31,445
Nankai Electric Railway Co., Ltd.	4,598	23,623
NGK Insulators Ltd.	2,257	49,301
Nidec Corp.	2,023	153,776
Nippo Corp.	421	7,392
Nippon Express Co., Ltd.	6,321	32,842
Nippon Yusen K.K.	13,546	35,696
Nishi-Nippon Railroad Co., Ltd.	3,105	16,159
Nisshinbo Holdings, Inc.	1,228	16,780
NSK Ltd.	3,808	45,503
NTN Corp.	4,240	21,327
Obayashi Corp.	5,600	49,376
Odakyu Electric Railway Co., Ltd.	5,195	51,143
OKUMA Corp.	1,265	10,242
OSG Corp.	622	11,809
Park24 Co., Ltd.	876	18,467
Recruit Holdings Co., Ltd.	2,823	91,234
Sanwa Holdings Corp.	1,707	13,862
Secom Co., Ltd.	1,613	108,496
Seibu Holdings, Inc.	1,610	32,834
Seino Holdings Co., Ltd.	1,293	15,472
Shimizu Corp.	4,716	41,542

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
SMC Corp.	484	$125,698
Sohgo Security Services Co., Ltd.	546	26,559
Sojitz Corp.	9,979	22,162
Sotetsu Holdings, Inc.	3,681	21,078
Sumitomo Corp.	9,540	105,183
Sumitomo Heavy Industries Ltd.	4,595	20,943
Tadano Ltd.	945	11,386
Taisei Corp.	9,221	60,365
Temp Holdings Co., Ltd.	1,167	17,552
THK Co., Ltd.	961	18,292
Tobu Railway Co., Ltd.	8,492	41,308
Toda Corp.	1,997	10,939
Tokyu Corp.	9,538	77,853
Toppan Forms Co., Ltd.	339	4,399
Toppan Printing Co., Ltd.	4,307	38,903
Toshiba Corp.*	32,229	91,633
TOTO Ltd.	1,100	37,646
Toyota Tsusho Corp.	1,889	43,580
Ushio, Inc.	1,064	14,751
West Japan Railway Co.,	1,534	108,432
Yamato Holdings Co., Ltd.	3,023	59,884
Total Industrials		5,281,588

Information Technology — 9.8%
Advantest Corp.	1,427	11,482
Alps Electric Co., Ltd.	1,485	46,639
Azbil Corp.	594	15,111
Brother Industries Ltd.	2,068	26,700
Canon, Inc.	8,687	262,032
Capcom Co., Ltd.	415	8,804
Citizen Holdings Co., Ltd.	2,459	18,788
COLOPL, Inc.	374	6,158
DeNA Co., Ltd.	1,039	16,807
Disco Corp.	200	18,413
FUJIFILM Holdings Corp.	3,486	140,162
Fujitsu Ltd.	15,229	72,589
Gree, Inc.*	763	3,882
Hamamatsu Photonics K.K.	1,115	28,643
Hirose Electric Co., Ltd.	272	33,269
Hitachi High-Technologies Corp.	532	14,438
Hitachi Ltd.	39,739	231,469
Ibiden Co., Ltd.	951	13,224
Itochu Techno-Solutions Corp.	419	9,236
Japan Aviation Electronics
Industry Ltd.	559	10,038
Japan Display, Inc.*	2,807	8,886
Kakaku.com, Inc.	1,171	22,066
Keyence Corp.	375	197,576
Konami Holdings Corp.	790	18,055
Konica Minolta, Inc.	3,641	37,745
Kyocera Corp.	2,602	118,656
Murata Manufacturing Co., Ltd.	1,550	222,915
NEC Corp.	15,494	48,148
Nexon Co., Ltd.	1,064	14,883
Nintendo Co., Ltd.	994	160,457
Nippon Electric Glass Co., Ltd.	3,443	17,033
Nomura Research Institute Ltd.	836	34,431
NS Solutions Corp.	133	6,536
NTT Data Corp.	1,042	52,240
Obic Co., Ltd.	564	30,005
Omron Corp.	1,691	56,542

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Oracle Corp. Japan	278	$12,717
Otsuka Corp.	425	20,673
Ricoh Co., Ltd.	5,658	61,374
Rohm Co., Ltd.	736	36,777
SCREEN Holdings Co., Ltd.	1,709	10,197
SCSK Corp.	368	14,196
Seiko Epson Corp.	2,393	36,825
Shimadzu Corp.	2,228	34,987
Square Enix Holdings Co., Ltd.	645	17,531
Sumco Corp.(a)	1,509	15,356
Taiyo Yuden Co., Ltd.	926	13,160
TDK Corp.	996	64,130
Tokyo Electron Ltd.	1,361	82,376
Topcon Corp.	873	12,732
Toshiba TEC Corp.	1,014	3,697
Trend Micro, Inc.	832	32,646
Yahoo Japan Corp.	10,559	45,062
Yaskawa Electric Corp.	2,181	26,152
Yokogawa Electric Corp.	2,032	22,884
Total Information Technology		2,597,530

Materials — 6.3%
Air Water, Inc.	1,269	20,937
Asahi Kasei Corp.	11,777	72,853
Daicel Corp.	2,543	33,886
Daido Steel Co., Ltd.	2,808	10,820
Denka Co., Ltd.	3,747	17,544
DIC Corp.	6,551	17,915
Dowa Holdings Co., Ltd.	1,904	16,725
FP Corp.	203	8,352
Hitachi Chemical Co., Ltd.	839	13,432
Hitachi Metals Ltd.	1,689	19,301
JFE Holdings, Inc.	4,394	69,765
JSR Corp.	1,598	25,438
Kaneka Corp.	2,766	24,709
Kansai Paint Co., Ltd.	1,658	25,459
Kobe Steel Ltd.	26,554	33,887
Kuraray Co., Ltd.	2,652	32,965
Lintec Corp.	418	9,875
Maruichi Steel Tube Ltd.	556	14,329
Mitsubishi Chemical Holdings Corp.	10,787	67,971
Mitsubishi Gas Chemical Co., Inc.	3,191	17,928
Mitsubishi Materials Corp.	10,374	36,450
Mitsui Chemicals, Inc.	7,296	27,872
Mitsui Mining & Smelting Co., Ltd.	4,344	8,423
Nippon Kayaku Co., Ltd.	1,464	15,371
Nippon Paint Holdings Co., Ltd.	1,520	32,459
Nippon Paper Industries Co., Ltd.	782	14,574
Nippon Shokubai Co., Ltd.	225	17,750
Nippon Steel & Sumitomo
Metal Corp.	6,810	139,445
Nissan Chemical Industries Ltd.	1,202	30,081
Nisshin Steel Co., Ltd.	726	7,532
Nitto Denko Corp.	1,305	84,610
Oji Holdings Corp.	7,303	38,066
Rengo Co., Ltd.	1,900	9,085
Shin-Etsu Chemical Co., Ltd.	3,465	207,713
Showa Denko K.K.	12,189	15,454
Sumitomo Chemical Co., Ltd.	12,621	73,106
Sumitomo Metal Mining Co., Ltd.	4,029	50,431
Sumitomo Osaka Cement Co., Ltd.	3,337	12,941

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)
October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Taiheiyo Cement Corp.	10,047	$33,303
Taiyo Nippon Sanso Corp.	1,185	12,343
Teijin Ltd.	7,755	27,633
Toray Industries, Inc.	12,692	111,749
Tosoh Corp.	5,389	27,643
Toyo Seikan Group Holdings Ltd.	1,333	25,981
Toyobo Co., Ltd.	7,306	10,777
Ube Industries Ltd.	8,645	18,268
Yamato Kogyo Co., Ltd.	355	9,532
Zeon Corp.	1,290	10,615
Total Materials		1,663,298

Telecommunication Services — 4.5%
KDDI Corp.	15,841	386,721
Nippon Telegraph & Telephone Corp.	4,386	163,046
NTT DOCOMO, Inc.	11,444	223,570
SoftBank Group Corp.	7,691	433,194
Total Telecommunication Services		1,206,531

Utilities — 2.7%
Chubu Electric Power Co., Inc.	6,032	93,448
Chugoku Electric Power
Co., Inc. (The)	2,564	38,967
Electric Power Development Co., Ltd.	1,488	49,384
Hokkaido Electric Power Co., Inc.*	1,540	16,552
Hokuriku Electric Power Co.	1,566	23,514
Kansai Electric Power
Co., Inc. (The)*	6,224	80,356
Kyushu Electric Power Co., Inc.*	3,897	47,407

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Osaka Gas Co., Ltd.	16,412	$65,036
Shikoku Electric Power Co., Inc.	1,296	22,167
Toho Gas Co., Ltd.	4,241	26,147
Tohoku Electric Power Co., Inc.	4,253	60,196
Tokyo Electric Power Co., Inc.*	13,170	90,474
Tokyo Gas Co., Ltd.	19,281	96,121
Total Utilities		709,769
Total Common Stocks
(Cost $26,787,935)		26,575,161

Investment of Cash Collateral
For Securities Loaned — 0.2%
Money Market Fund — 0.2%
Dreyfus Government Cash
Management Fund, 0.01%(b)
(Cost $51,681)	51,681	51,681
Total Investments — 100.0%
(Cost $26,839,616)		26,626,842
Liabilities in Excess of
Other Assets — (0.0)%(c)		(10,527)
Net Assets — 100.0%		$26,616,315

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $49,316; total market value of collateral held by the Fund was $51,681.
(b)	Rate shown reflects the 1-day yield at October 31, 2015.
(c)	Less than 0.05%.

K.K. — Kabushiki Kaisha

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)
October 31, 2015 (unaudited)

Forward Exchange Contracts outstanding as of October 31, 2015:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2015	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 11/05/15	The Bank of New York Mellon	JPY	25,684,008	$213,421	$212,846	$(575)
Japanese Yen Expiring 11/05/15	Merrill Lynch	JPY	1,493,577,800	12,399,755	12,377,406	(22,349)
				$12,613,176	$12,590,252	$(22,924)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2015	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 11/04/15	The Bank of New York Mellon	JPY	(12,953)	$(107)	$(107)	$—
Japanese Yen Expiring 11/05/15	The Bank of New York Mellon	JPY	(11,417,590)	(94,874)	(94,618)	256
Japanese Yen Expiring 11/05/15	Merrill Lynch	JPY	(1,439,577,800)	(12,020,633)	(11,929,904)	90,729
Japanese Yen Expiring 12/04/15	Merrill Lynch	JPY	(1,605,527,379)	(13,332,442)	(13,309,867)	22,575
				$(25,448,056)	$(25,334,496)	$113,560
Net Unrealized Appreciation (Depreciation)						$90,636

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Common Stocks	$26,575,161	$—		$—	$26,575,161
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	51,681	—		—	51,681
Total Investments in Securities	26,626,842	—		—	26,626,842
Other Financial Instruments:
Forward Exchange Contracts	—	113,560	(b)	—	113,560
Total Investments in Securities and Other Financial Instruments	$26,626,842	$113,560		$—	$26,740,402

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$—	$22,924	(b)	$—	$22,924
Total Other Financial Instruments	$—	$22,924		$—	$22,924

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF
October 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 100.2%
Aggregate Bond Funds — 31.1%
iShares Core U.S. Aggregate
Bond ETF	2,945	$322,330
SPDR Barclays Aggregate
Bond ETF	210	12,151
Vanguard Total Bond Market ETF	3,971	324,788
Total Aggregate Bond Funds		659,269

Convertible Bonds Fund — 5.1%
SPDR Barclays Convertible
Securities ETF	2,324	108,206

Emerging Equity Funds — 2.9%
iShares Core MSCI Emerging
Markets ETF	248	10,500
Vanguard FTSE Emerging
Markets ETF	1,453	50,623
Total Emerging Equity Funds		61,123

International Equity Core Fund — 26.5%
iShares Core MSCI EAFE ETF	1,938	108,877
Vanguard FTSE Developed
Markets ETF	11,861	451,192
Total International Equity Core Fund		560,069

Investment Grade Corporate
Bond Funds — 2.1%
iShares Core U.S. Credit Bond ETF	14	1,524
iShares iBoxx $ Investment Grade
Corporate Bond ETF	372	43,308
Total Investment Grade Corporate
Bond Funds		44,832

	Shares	Value
Investment Companies (continued)
U.S. Large Cap Core Funds — 24.0%
Financial Select Sector SPDR Fund	2,050	$49,364
Health Care Select Sector
SPDR Fund	563	40,165
Industrial Select Sector SPDR Fund	300	16,281
Materials Select Sector SPDR Fund	3,188	144,353
Technology Select Sector
SPDR Fund	2,188	95,506
Vanguard Financials ETF	177	8,678
Vanguard Health Care ETF	137	17,937
Vanguard Industrials ETF	48	4,957
Vanguard Information
Technology ETF	543	59,980
Vanguard Materials ETF	675	66,521
Vanguard Russell 2000	40	3,699
Total U.S. Large Cap Core Funds		507,441

U.S. Small Cap Core Fund — 8.5%
iShares Russell 2000 ETF	1,566	180,622

Total Investment Companies
Total Investments — 100.2%
(Cost $2,009,927)		2,121,562
Liabilities in Excess of
Other Assets — (0.2)%		(3,837)
Net Assets — 100.0%		$2,117,725

ETF — Exchange Traded Fund

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)
October 31, 2015 (unaudited)

Total return swap contracts outstanding at October 31, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amounts Long (short)	Unrealized Appreciation (Depreciation)[1]
Health Care Sector SPDR Fund	1.12%	10/04/2017	$9,203	$—
Consumer Discretionary Select Sector SPDR Fund	(0.36)%	10/04/2017	(99,512)	—
Consumer Staples Select Sector SPDR Fund	(0.36)%	10/04/2017	(106,743)	—
Energy Select Sector SPDR Fund	(0.31)%	10/04/2017	(20,341)	—
Financial Select Sector SPDR Fund	1.12%	10/04/2017	11,269	—
Industrial Select Sector SPDR Fund	1.12%	10/04/2017	3,745	—
iShares 7-10 Year Treasury Bond ETF	(2.01)%	10/04/2017	(100,492)	—
iShares Core MSCI EAFE ETF	1.12%	10/04/2017	24,832	—
iShares Core MSCI Emerging Markets ETF	1.12%	10/04/2017	2,413	—
iShares Core U.S. Aggregate Bond ETF	1.12%	10/04/2017	73,550	—
iShares Core U.S. Credit Bond ETF	1.12%	10/04/2017	327	—
iShares iBoxx $ High Yield Corporate Bond ETF	(3.51)%	10/04/2017	(103,796)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.12%	10/04/2017	9,896	—
iShares Russell 2000 ETF	1.12%	10/04/2017	41,176	—
Materials Select Sector SPDR Fund	1.12%	10/04/2017	32,964	—
SPDR Barclays Aggregate Bond ETF	1.12%	10/04/2017	2,777	—
SPDR Barclays Convertible Securities ETF	1.12%	10/04/2017	24,723	—
Technology Select Sector SPDR Fund	1.12%	10/04/2017	21,825	—
Utilities Select Sector SPDR Fund	(0.51)%	10/04/2017	(51,013)	—
Vanguard Financials ETF	1.12%	10/04/2017	2,010	—
Vanguard FTSE Developed Markets ETF	1.12%	10/04/2017	102,974	—
Vanguard FTSE Emerging Markets ETF	1.12%	10/04/2017	11,567	—
Vanguard Health Care ETF	1.12%	10/04/2017	4,059	—
Vanguard Industrials ETF	1.12%	10/04/2017	1,136	—
Vanguard Information Technology ETF	1.12%	10/04/2017	13,918	—
Vanguard Materials ETF	1.12%	10/04/2017	15,669	—
Vanguard Russell 2000	1.12%	10/04/2017	833	—
Vanguard Total Bond Market ETF	1.12%	10/04/2017	74,102	—

				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2015.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)
October 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$2,121,562	$—		$—	$2,121,562
Total Investments in Securities	2,121,562	—		—	2,121,562
Other Financial Instruments
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$2,121,562	$—		$—	$2,121,562

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	—	—	(b)	—	—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Statements of Assets and Liabilities
October 31, 2015 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF	IQ Global Resources ETF
Assets
Investments, at value (including
securities on loan)[1]	$1,062,437,490	$21,130,944	$22,894,475	$2,472,215	$2,395,557	$48,111,882
Investments in Affiliates, at value	55,345,939	—	—	—	—	—
Cash	—	—	—	1,244	—	53,986
Cash deposited at broker for
swap collateral	3,379,724	113,760	—	—	—	401,300
Due from broker	1,321,670	95,396	91,246	17,248	4,035	—
Dividend, interest, securities
lending income and reclaims
receivable	67,920	8,595	1,587	262	115	72,197
Receivable for investments sold	—	1,238,588	1,263,973	—	—	2,534,553
Variation margin receivable	—	—	—	—	—	29,895
Total Assets	1,122,552,743	22,587,283	24,251,281	2,490,969	2,399,707	51,203,813
Liabilities
Collateral for securities on loan[3]	60,540,584	3,786,692	3,836,336	526,754	427,685	2,258,114
Due to broker	10,975,913	126,424	242,224	35,884	820	—
Advisory fees payable	681,152	11,821	12,750	1,216	1,240	31,418
Compliance fees payable	1,526	69	32	4	4	183
Payable for investments
purchased	—	221	187	—	—	8
Payable for capital shares
repurchased	—	1,240,127	1,261,083	—	—	2,834,649
Due to custodian	—	60,405	—	—	—	44,306
Accrued expenses and other
liabilities	66	28	28	4	4	28
Total Liabilities	72,199,241	5,225,787	5,352,640	563,862	429,753	5,168,706
Net Assets	$1,050,353,502	$17,361,496	$18,898,641	$1,927,107	$1,969,954	$46,035,107
Composition of Net Assets
Paid-in capital	$1,111,205,991	$23,882,037	$19,281,517	$1,999,620	$1,995,348	$98,444,943
Undistributed (accumulated) net
investment income (loss)	7,615,227	(187,042)	48,858	32,103	20,486	1,841,795
Undistributed (accumulated) net
realized gain (loss) on
investments, swap transactions,
futures contracts and foreign
currency translations	(71,107,520)	(5,420,868)	(460,249)	(28,357)	(2,523)	(46,066,645)
Net unrealized appreciation
(depreciation) on investments,
swap transactions, futures
contracts and foreign currency
translations	2,639,804	(912,631)	28,515	(76,259)	(43,357)	(8,184,986)
Net Assets	$1,050,353,502	$17,361,496	$18,898,641	$1,927,107	$1,969,954	$46,035,107
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	36,150,000	700,000	750,000	100,001	100,001	2,050,000
Net Asset Value	$29.06	$24.80	$25.20	$19.27	$19.70	$22.46
Investments, at cost:	$1,057,765,423	$22,043,575	$22,865,960	$2,548,474	$2,438,914	$55,882,716
Investments in Affiliates, at cost	$57,378,202	$—	$—	$—	$—	$—

[1] Market value of securities on loan:	$74,302,126	$3,700,961	$3,754,882	$621,089	$419,069	$2,206,577
[2] Cost of foreign currency:	$—	$—	$—	$—	$—	$(44,529)
[3] Non-cash collateral for securities on loan:	$15,469,292	$—	$—	$109,458	$—	$—

See notes to financial statements.

Statements of Assets and Liabilities (continued)
October 31, 2015 (unaudited)

	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF	IQ Global Oil Small Cap ETF
Assets
Investments, at value (including
securities on loan)[1]	$137,332,610	$26,854,338	$5,446,839	$9,455,272	$14,902,437	$3,832,118
Cash	633,373	—	—	—	—	—
Foreign currency[2]	—	—	61,024	70,297	6,175	2,738
Receivable for investments sold	3,925,868	—	53	—	—	2,360
Dividend, interest, securities
lending income and reclaims
receivable	8,860	2,485	2,230	7,545	48,620	5,484
Total Assets	141,900,711	26,856,823	5,510,146	9,533,114	14,957,232	3,842,700
Liabilities
Due to broker	3,591,155	—	—	—	—	—
Payable for capital shares
repurchased	2,771,759	—	—	—	—	—
Collateral for securities on loan[3]	1,083,913	1,544,635	654,290	1,880,332	1,221,809	731,288
Advisory fees payable	89,757	10,244	2,796	4,599	8,625	2,016
Payable for investments
purchased	416	—	2,211	—	—	—
Compliance fees payable	121	97	33	48	140	15
Due to custodian	67	—	18,413	31,077	—	—
Accrued expenses and other
liabilities	28	28	28	28	28	14
Total Liabilities	7,537,216	1,555,004	677,771	1,916,084	1,230,602	733,333
Net Assets	$134,363,495	$25,301,819	$4,832,375	$7,617,030	$13,726,630	$3,109,367
Composition of Net Assets
Paid-in capital	$139,885,682	$27,096,888	$14,515,363	$30,799,053	$21,892,607	$4,956,591
Undistributed (accumulated)
net investment income (loss)	(1,134,963)	31,332	266,724	108,194	154,821	36,851
Undistributed (accumulated) net
realized gain (loss) on
investments, swap transactions,
futures contracts and foreign
currency translations	(2,403,153)	(1,997,370)	(8,597,567)	(19,170,864)	(7,152,057)	(1,197,688)
Net unrealized appreciation
(depreciation) on investments,
swap transactions, futures
contracts and foreign
currency translations	(1,984,071)	170,969	(1,352,145)	(4,119,353)	(1,168,741)	(686,387)
Net Assets	$134,363,495	$25,301,819	$4,832,375	$7,617,030	$13,726,630	$3,109,367
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	4,850,000	950,000	350,000	550,000	500,000	250,000
Net Asset Value	$27.70	$26.63	$13.81	$13.85	$27.45	$12.44
Investments, at cost:	$139,316,640	$26,683,369	$6,798,827	$13,575,430	$16,069,606	$4,518,572

[1] Market value of securities
on loan:	$1,004,736	$4,057,444	$677,072	$1,793,340	$1,971,126	$712,499
[2] Cost of foreign currency:	$(65)	$—	$61,168	$69,518	$6,165	$2,675
[3] Non-cash collateral for
securities on loan:	$—	$2,619,081	$57,284	$6,607	$869,806	$—

See notes to financial statements.

Statements of Assets and Liabilities (continued)
October 31, 2015 (unaudited)

	IQ U.S. Real Estate Small Cap ETF	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF
Assets
Investments, at value (including
securities on loan)[1]	$88,374,727	$43,337,047	$39,843,147	$26,626,842	$2,121,562
Foreign currency[2]	—	1,738	1,173	144	—
Unrealized appreciation on forward
foreign currency contracts	—	173,673	181,976	113,560	—
Dividend, interest, securities lending
income and reclaims receivable	98,570	79,512	33,505	174,291	—
Receivable for investments sold	—	110,505	249,256	94,413	—
Due from broker	—	—	—	—	21,878
Total Assets	88,473,297	43,702,475	40,309,057	27,009,250	2,143,440
Liabilities
Collateral for securities on loan[3]	2,679,149	784,334	1,234,914	51,681	—
Advisory fees payable	49,793	11,938	13,942	9,764	798
Unrealized depreciation on forward
foreign currency contracts	—	162,423	136,723	22,924	—
Compliance fees payable	199	8	14	20	—
Payable for investments purchased	—	524,170	560,388	212,836	—
Due to broker	—	—	—	—	17,022
Due to custodian	—	—	—	95,702	7,878
Trustee fees payable	—	—	—	—	9
Accrued expenses and
other liabilities	27	9	9	8	8
Total Liabilities	2,729,168	1,482,882	1,945,990	392,935	25,715
Net Assets	$85,744,129	$42,219,593	$38,363,067	$26,616,315	$2,117,725
Composition of Net Assets
Paid-in capital	$94,050,124	$42,068,322	$38,278,978	$27,012,780	$2,000,478
Undistributed (accumulated) net
investment income (loss)	(68,947)	144,292	91,317	149,757	1,712
Undistributed (accumulated) net
realized gain (loss) on investments,
swap transactions, futures contracts
and foreign currency translations	(2,478,126)	(65,234)	(4,216)	(422,978)	3,900
Net unrealized appreciation
(depreciation) on investments, swap
transactions, futures contracts and
foreign currency translations	(5,758,922)	72,213	(3,012)	(123,244)	111,635
Net Assets	$85,744,129	$42,219,593	$38,363,067	$26,616,315	$2,117,725
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	3,450,000	2,250,001	2,050,001	1,400,001	100,001
Net Asset Value	$24.85	$18.76	$18.71	$19.01	$21.18
Investments, at cost:	$94,133,649	$43,275,435	$39,890,132	$26,839,616	$2,009,927

[1] Market value of securities on loan:	$3,041,046	$621,120	$969,910	$49,316	$—
[2] Cost of foreign currency:	$—	$1,736	$1,170	$144	$—
[3] Non-cash collateral for
securities on loan:	$483,432	$17,392	$7,225	$—	$—

See notes to financial statements.

Statements of Operations
For the Six Months Ended October 31, 2015 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF	IQ Global Resources ETF
Investment Income
Dividend income*	$9,200,718	$208,221	$106,456	$26,597	$23,836	$1,043,469
Securities lending income, net	458,249	31,457	5,191	1,340	406	9,177
Total investment income	9,658,967	239,678	111,647	27,937	24,242	1,052,646
Expenses
Advisory fees	3,930,015	74,652	54,103	7,400	7,431	216,133
Trustee fees	33,465	733	445	68	68	2,289
Legal fees	11,132	219	136	21	21	695
Compliance fees	8,682	181	115	18	18	555
Miscellaneous	23	27	28	32	32	27
Total expenses	3,983,317	75,812	54,827	7,539	7,570	219,699
Net investment income (loss)	5,675,650	163,866	56,820	20,398	16,672	832,947
Realized and Unrealized Gain
(Loss) on Investments, Swap
Transactions, Futures Contracts
and Foreign Currency
Translations
Net realized gain (loss) from:
Investment securities	(31,811,885)	(207,267)	(114,034)	(25,947)	(4,542)	(7,162,730)
Investments in Affiliates	(1,115,809)	—	—	—	—	—
In-Kind redemptions	7,863,438	7,959	68,718	—	—	(21,515)
Affiliates In-Kind redemptions	67,094	—	—	—	—	—
Swap transactions	(7,707,924)	266,992	4,241	(1,629)	(1,631)	—
Futures contracts	—	—	—	—	—	418,214
Foreign currency translations	—	—	—	—	—	(141,598)
Net realized gain (loss)	(32,705,086)	67,684	(41,075)	(27,576)	(6,173)	(6,907,629)
Net change in net unrealized
appreciation (depreciation)
Investment securities	(6,061,232)	(952,281)	(172,944)	(58,376)	(41,979)	(5,500,024)
Futures contracts	—	—	—	—	—	(60,711)
Foreign currency translations	—	—	—	—	—	(2,004)
Net change in net unrealized
appreciation (depreciation)	(6,061,232)	(952,281)	(172,944)	(58,376)	(41,979)	(5,562,739)
Net realized and unrealized
gain (loss)	(38,766,318)	(884,597)	(214,019)	(85,952)	(48,152)	(12,470,368)
Net Increase (Decrease) in
Net Assets Resulting from
Operations	$(33,090,668)	$(720,731)	$(157,199)	$(65,554)	$(31,480)	$(11,637,421)
* Net of foreign taxes
withheld of:	$—	$—	$—	$—	$—	$46,747

See notes to financial statements.

Statements of Operations (continued)
For the Six Months Ended October 31, 2015 (unaudited)

	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF	IQ Global Oil Small Cap ETF
Investment Income
Dividend income*	$383,065	$71,774	$90,368	$103,751	$126,406	$36,639
Securities lending income, net	6,416	21,226	2,313	3,601	32,927	6,107
Total investment income	389,481	93,000	92,681	107,352	159,333	42,746
Expenses
Advisory fees	522,422	62,535	17,603	30,181	53,501	15,099
Trustee fees	4,022	889	173	319	385	141
Legal fees	1,420	286	58	106	152	52
Compliance fees	1,083	230	46	80	100	42
Miscellaneous	28	28	28	28	27	141
Total expenses	528,975	63,968	17,908	30,714	54,165	15,475
Net investment income (loss)	(139,494)	29,032	74,773	76,638	105,168	27,271
Realized and Unrealized Gain
(Loss) on Investments, Swap
Transactions, Futures Contracts
and Foreign Currency
Translations
Net realized gain (loss) from:
Investment securities	(4,791,969)	(120,089)	(545,015)	(1,189,691)	$(1,199,372)	(294,382)
In-Kind redemptions	242,548	83,712	—	—	78,388	(113,242)
Swap transactions	2,231,948	—	—	—	—	—
Foreign currency translations	(72,286)	—	(3,356)	(4,674)	(511)	1,905
Net realized gain (loss)	(2,389,759)	(36,377)	(548,371)	(1,194,365)	(1,121,495)	(405,719)
Net change in net unrealized
appreciation (depreciation)
Investment securities	(3,567,588)	(52,120)	(401,456)	(1,535,125)	1,060,259	(1,188,420)
Foreign currency translations	(476)	—	(167)	(197)	32	(419)
Net change in net unrealized
appreciation (depreciation)	(3,568,064)	(52,120)	(401,623)	(1,535,322)	1,060,291	(1,188,839)
Net realized and unrealized
gain (loss)	(5,957,823)	(88,497)	(949,994)	(2,729,687)	(61,204)	(1,594,558)
Net Increase (Decrease) in Net
Assets Resulting from
Operations	$(6,097,317)	$(59,465)	$(875,221)	$(2,653,049)	$43,964	$(1,567,287)
* Net of foreign taxes
withheld of:	$4,638	$—	$1,719	$17,299	$10,390	$2,744

See notes to financial statements.

Statements of Operations (continued)
For the Six Months Ended October 31, 2015 (unaudited)

	IQ U.S. Real Estate Small Cap ETF	IQ 50 Percent Hedged FTSE International ETF**	IQ 50 Percent Hedged FTSE Europe ETF**	IQ 50 Percent Hedged FTSE Japan ETF**	IQ Leaders GTAA Tracker ETF***
Investment Income
Dividend income*	$2,625,561	$172,219	$123,483	$176,722	$2,554
Interest income	—	—	42	5	—
Securities lending income, net	14,369	193	349	6	—
Total investment income	2,639,930	172,412	123,874	176,733	2,554
Expenses
Advisory fees	313,695	27,530	31,968	26,384	822
Trustee fees	3,138	208	208	211	9
Legal fees	1,015	—	—	—	—
Compliance fees	832	80	79	79	3
Miscellaneous	28	302	302	302	8
Total expenses	318,708	28,120	32,557	26,976	842
Net investment income (loss)	2,321,222	144,292	91,317	149,757	1,712
Realized and Unrealized Gain (Loss) on
Investments, Swap Transactions,
Futures Contracts and Forward
Foreign Currency Contracts and
Translations
Net realized gain (loss) from:
Investment securities	(1,063,432)	(56,543)	(55,567)	(84,493)	7,207
In-Kind redemptions	254,337	—	—	—	—
Swap transactions	—	—	—	—	(3,307)
Forward foreign currency contracts
and translation	—	(8,691)	51,351	(338,485)	—
Net realized gain (loss)	(809,095)	(65,234)	(4,216)	(422,978)	3,900
Net change in net unrealized
appreciation (depreciation)
Investment securities	(6,074,795)	61,612	(46,985)	(212,774)	111,635
Forward foreign currency contracts
and translations	—	10,601	43,973	89,530	—
Net change in net unrealized
appreciation (depreciation)	(6,074,795)	72,213	(3,012)	(123,244)	111,635
Net realized and unrealized gain (loss)	(6,883,890)	6,979	(7,228)	(546,222)	115,535
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(4,562,668)	$151,271	$84,089	$(396,465)	$117,247

* Net of foreign taxes withheld of:	$—	$10,746	$5,917	$19,731	$—
** Commencement of operations July 22, 2015.
***Commencement of operations September 30, 2015.

See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF		IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Period March 24, 2015* to April 30, 2015
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)	$5,675,650	$11,288,991	$163,866	$298,927	$56,820	$102,998	$20,398	$3,610
Net realized gain (loss)	(32,705,086)	21,282,118	67,684	(940,305)	(41,075)	(289,990)	(27,576)	7,314
Net change in net unrealized
appreciation (depreciation)	(6,061,232)	1,680,999	(952,281)	242,089	(172,944)	238,845	(58,376)	(17,883)
Net increase (decrease) in net
assets resulting from operations	(33,090,668)	34,252,108	(720,731)	(399,289)	(157,199)	51,853	(65,554)	(6,959)

Dividends and Distributions to
Shareholders from:
Net investment income	—	(13,005,300)	—	(304,929)	—	(221,006)	—	—

Capital Share Transactions
Proceeds from shares created	278,517,855	792,465,144	—	1,260,589	8,821,783	3,851,427	—	1,999,620
Cost of shares redeemed	(195,913,826)	(535,715,447)	(3,754,618)	(5,223,810)	(2,532,359)	(7,664,158)	—	—
Net increase (decrease) from
capital share transactions	82,604,029	256,749,695	(3,754,618)	(3,963,221)	6,289,424	(3,812,731)	—	1,999,620
Total increase (decrease) in
net assets	49,513,361	277,996,505	(4,475,349)	(4,667,439)	6,132,225	(3,981,884)	(65,554)	1,992,661

Net Assets
Beginning of period	1,000,840,141	722,843,636	21,836,845	26,504,284	12,766,416	16,748,300	1,992,661	—
End of period	$1,050,353,502	$1,000,840,141	$17,361,496	$21,836,845	$18,898,641	$12,766,416	$1,927,107	$1,992,661
Including undistributed (accumulated)
net investment income (loss)
as follows:	$7,615,227	$1,939,577	$(187,042)	$(350,908)	$48,858	$(7,962)	$32,103	$11,705

Changes in Shares Outstanding
Shares outstanding, beginning
of period	33,350,000	24,700,000	850,000	1,000,000	500,000	650,000	100,001	—
Shares created	9,400,000	26,600,000	—	50,000	350,000	150,000	—	100,001
Shares redeemed	(6,600,000)	(17,950,000)	(150,000)	(200,000)	(100,000)	(300,000)	—	—
Shares outstanding, end of period	36,150,000	33,350,000	700,000	850,000	750,000	500,000	100,001	100,001

* Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Event-Driven Tracker ETF		IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2015 (unaudited)	For the Period March 24, 2015* to April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)	$16,672	$2,724	$832,947	$1,118,184	$(139,494)	$99,623	$29,032	$45,990
Net realized gain (loss)	(6,173)	4,740	(6,907,629)	(6,814,121)	(2,389,759)	3,434,625	(36,377)	500,473
Net change in net unrealized
appreciation (depreciation)	(41,979)	(1,378)	(5,562,739)	(558,600)	(3,568,064)	1,483,281	(52,120)	(167,593)
Net increase (decrease) in net
assets resulting from operations	(31,480)	6,086	(11,637,421)	(6,254,537)	(6,097,317)	5,017,529	(59,465)	378,870

Dividends and Distributions to
Shareholders from:
Net investment income	—	—	—	(1,147,080)	—	—	—	(24,006)

Capital Share Transactions
Proceeds from shares created	—	1,995,348	—	66,327,418	38,533,383	116,282,725	—	15,983,426
Cost of shares redeemed	—	—	(8,914,832)	(77,057,048)	(19,519,744)	(33,715,417)	(2,669,758)	(14,636,254)
Net increase (decrease) from
capital share transactions	—	1,995,348	(8,914,832)	(10,729,630)	19,013,639	82,567,308	(2,669,758)	1,347,172
Total increase (decrease) in
net assets	(31,480)	2,001,434	(20,552,253)	(18,131,247)	12,916,322	87,584,837	(2,729,223)	1,702,036

Net Assets
Beginning of period	2,001,434	—	66,587,360	84,718,607	121,447,173	33,862,336	28,031,042	26,329,006
End of period	$1,969,954	$2,001,434	$46,035,107	$66,587,360	$134,363,495	$121,447,173	$25,301,819	$28,031,042
Including undistributed (accumulated)
net investment income (loss)
as follows:	$20,486	$3,814	$1,841,795	$1,008,848	$(1,134,963)	$(995,469)	$31,332	$2,300

Changes in Shares Outstanding
Shares outstanding, beginning
of period	100,001	—	2,450,000	2,900,000	4,200,000	1,250,000	1,050,000	1,000,000
Shares created	—	100,001	—	2,350,000	1,350,000	4,150,000	—	600,000
Shares redeemed	—	—	(400,000)	(2,800,000)	(700,000)	(1,200,000)	(100,000)	(550,000)
Shares outstanding, end of period	100,001	100,001	2,050,000	2,450,000	4,850,000	4,200,000	950,000	1,050,000

* Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Australia Small Cap ETF		IQ Canada Small Cap ETF		IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF
	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)	$74,773	$232,796	$76,638	$188,021	$105,168	$218,267	$27,271	$35,385
Net realized gain (loss)	(548,371)	(829,562)	(1,194,365)	(3,231,159)	(1,121,495)	1,635,741	(405,719)	(463,934)
Net change in net unrealized
appreciation (depreciation)	(401,623)	(331,268)	(1,535,322)	(1,058,823)	1,060,291	(1,484,479)	(1,188,839)	378,365
Net increase (decrease) in net
assets resulting from operations	(875,221)	(928,034)	(2,653,049)	(4,101,961)	43,964	369,529	(1,567,287)	(50,184)

Dividends and Distributions to
Shareholders from:
Net investment income	—	(351,608)	—	(106,182)	—	(267,937)	—	(28,982)

Capital Share Transactions
Proceeds from shares created	—	1,863,266	—	5,232,999	1,360,942	5,217,969	—	4,209,748
Cost of shares redeemed	—	(3,524,767)	—	(7,417,277)	(1,307,931)	(17,262,063)	(562,900)	(1,167,229)
Net increase (decrease) from
capital share transactions	—	(1,661,501)	—	(2,184,278)	53,011	(12,044,094)	(562,900)	3,042,519
Total increase (decrease) in
net assets	(875,221)	(2,941,143)	(2,653,049)	(6,392,421)	96,975	(11,942,502)	(2,130,187)	2,963,353

Net Assets
Beginning of period	5,707,596	8,648,739	10,270,079	16,662,500	13,629,655	25,572,157	5,239,554	2,276,201
End of period	$4,832,375	$5,707,596	$7,617,030	$10,270,079	$13,726,630	$13,629,655	$3,109,367	$5,239,554
Including undistributed (accumulated)
net investment income (loss)
as follows:	$266,724	$191,951	$108,194	$31,556	$154,821	$49,653	$36,851	$9,580

Changes in Shares Outstanding
Shares outstanding, beginning
of period	350,000	450,000	550,000	700,000	500,000	950,000	300,000	100,000
Shares created	—	100,000	—	200,000	50,000	200,000	—	250,000
Shares redeemed	—	(200,000)	—	(350,000)	(50,000)	(650,000)	(50,000)	(50,000)
Shares outstanding, end of period	350,000	350,000	550,000	550,000	500,000	500,000	250,000	300,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ U.S. Real Estate Small Cap ETF		IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF
	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Period July 22, 2015* to October 31, 2015	For the Period July 22, 2015* to October 31, 2015	For the Period July 22, 2015* to October 31, 2015	For the Period September 30, 2015* to October 31, 2015
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)	$2,321,222	$2,956,885	$144,292	$91,317	$149,757	$1,712
Net realized gain (loss)	(809,095)	3,247,369	(65,234)	(4,216)	(422,978)	3,900
Net change in net unrealized appreciation
(depreciation)	(6,074,795)	(440,574)	72,213	(3,012)	(123,244)	111,635
Net increase (decrease) in net assets resulting
from operations	(4,562,668)	5,763,680	151,271	84,089	(396,465)	117,247
Dividends and Distributions to
Shareholders from:
Net investment income	(2,407,058)	(2,917,585)	—	—	—	—
Return of Capital	—	(787,254)	—	—	—	—
Total dividends and distributions
to shareholders	(2,407,058)	(3,704,839)	—	—	—	—
Capital Share Transactions
Proceeds from shares created	1,324,154	54,872,727	42,068,322	38,278,978	27,012,780	2,000,478
Cost of shares redeemed	(3,658,483)	(14,029,231)	—	—	—	—
Net increase (decrease) from capital share
transactions	(2,334,329)	40,843,496	42,068,322	38,278,978	27,012,780	2,000,478
Total increase (decrease) in net assets	(9,304,055)	42,902,337	42,219,593	38,363,067	26,616,315	2,117,725
Net Assets
Beginning of period	95,048,184	52,145,847	—	—	—	—
End of period	$85,744,129	$95,048,184	$42,219,593	$38,363,067	$26,616,315	$2,117,725
Including undistributed (accumulated)
net investment income (loss) as follows:	$(68,947)	$16,889	$144,292	$91,317	$149,757	$1,712
Changes in Shares Outstanding
Shares outstanding, beginning of period	3,550,000	2,050,000	—	—	—	—
Shares created	50,000	2,000,000	2,250,001	2,050,001	1,400,001	100,001
Shares redeemed	(150,000)	(500,000)	—	—	—	—
Shares outstanding, end of period	3,450,000	3,550,000	2,250,001	2,050,001	1,400,001	100,001

* Commencement of operations.

See notes to financial statements.

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$30.01	$29.26	$28.41	$27.66	$27.86	$27.21
Income from Investment Operations
Net investment income (loss)[2]	0.16	0.38	0.33	0.34	0.43	0.61
Net realized and unrealized gain (loss)
on investments	(1.11)	0.74	0.88	0.69	(0.27)	0.45
Distributions of net realized gains from
investments in other investment companies	—	0.02	0.01	0.03	0.01	0.003
Net increase (decrease) in net assets resulting
from investment operations	(0.95)	1.14	1.22	1.06	0.17	1.06
Distributions from:
Net investment income	—	(0.39)	(0.37)	(0.31)	(0.37)	(0.41)
Net asset value, end of period	$29.06	$30.01	$29.26	$28.41	$27.66	$27.86
Market Price, end of period	$29.05	$30.00

Total Return
Total investment return based on net
asset value[5]	(3.17)%	3.93%	4.30%[6]	3.85%	0.65%	3.95%
Total investment return based on Market
Price	(3.17)%	3.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,050,354	$1,000,840	$722,844	$383,501	$196,415	$131,077
Ratio to average net assets of:
Expenses[7]	0.76%[8]	0.76%	0.75%	0.75%	0.75%	0.77%
Net investment income (loss)	1.08%[8]	1.27%	1.16%	1.22%	1.57%	2.23%
Portfolio turnover rate[9]	171%	81%	119%	159%	90%	145%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.69	$26.50	$26.90	$27.28	$28.30	$26.54
Income from Investment Operations
Net investment income (loss)[2]	0.21	0.32	0.36	0.38	0.39	0.38
Net realized and unrealized gain (loss)
on investments	(1.10)	(0.79)	(0.62)	(0.29)	(1.14)	1.53
Distributions of net realized gains from
investments in other investment companies	—	0.003	0.02	0.01	0.003	0.003
Net increase (decrease) in net assets resulting
from investment operations	(0.89)	(0.46)	(0.24)	0.10	(0.75)	1.91
Distributions from:
Net investment income	—	(0.34)	(0.16)	(0.48)	(0.27)	(0.15)
Net asset value, end of period	$24.80	$25.69	$26.50	$26.90	$27.28	$28.30
Market Price, end of period	$24.77	$25.74

Total Return
Total investment return based on net
asset value[5]	(3.46)%	(1.77)%	(0.90)%	0.36%	(2.61)%	7.21%
Total investment return based on Market Price	(3.77)%	(1.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,361	$21,837	$26,504	$63,225	$50,476	$28,302
Ratio to average net assets of:
Expenses[7]	0.76%[8]	0.75%	0.75%	0.75%	0.75%	0.77%
Net investment income (loss)	1.65%[8]	1.23%	1.37%	1.39%	1.44%	1.41%
Portfolio turnover rate[9]	36%	101%	58%	146%	108%	54%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,		For the Period October 4, 2012[1] to April 30,
	(unaudited)	2015	2014	2013
Net asset value, beginning of period	$25.53	$25.77	$25.69	$24.98
Income from Investment Operations
Net investment income (loss)[2]	0.10	0.16	0.16	0.06
Net realized and unrealized gain (loss) on investments	(0.43)	(0.09)	0.12	0.68
Distributions of net realized gains from investments in other
investment companies	—	0.03	0.02	0.03
Net increase (decrease) in net assets resulting from
investment operations	(0.33)	0.10	0.30	0.77
Distributions from:
Net investment income	—	(0.34)	(0.22)	(0.06)
Net asset value, end of period	$25.20	$25.53	$25.77	$25.69
Market Price, end of period	$25.10	$25.50

Total Return
Total investment return based on net asset value[5]	(1.29)%	0.40%	1.17%	3.10%
Total investment return based on Market Price	(1.57)%	0.43%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,899	$12,766	$16,748	$5,137
Ratio to average net assets of:
Expenses[7]	0.76%[8]	0.76%	0.75%	0.76%[8]
Net investment income (loss)	0.79%[8]	0.64%	0.64%	0.40%[8]
Portfolio turnover rate[9]	50%	101%	51%	29%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Long/Short Tracker ETF		IQ Hedge Event-Driven Tracker ETF
	For the Six Months Ended October 31, 2015 (unaudited)	For the Period March 24, 2015[1] to April 30, 2015	For the Six Months Ended October 31, 2015 (unaudited)	For the Period March 24, 2015[1] to April 30, 2015
Net asset value, beginning of period	$19.93	$20.00	$20.01	$19.95
Income from Investment Operations
Net investment income (loss)[2]	0.20	0.04	0.17	0.02
Net realized and unrealized gain (loss) on investments	(0.86)	(0.11)	(0.48)	0.03
Distributions of net realized gains from investments in other
investment companies	—	—	—	0.01
Net increase (decrease) in net assets resulting from
investment operations	(0.66)	(0.07)	(0.31)	0.06
Net asset value, end of period	$19.27	$19.93	$19.70	$20.01
Market Price, end of period	$19.16	$20.79	$19.51	$20.00

Total Return
Total investment return based on net asset value[5]	(3.31)%	(0.35)%	(1.55)%	0.30%
Total investment return based on Market Price	(7.84)%	3.95%	(2.45)%	0.25%[10]

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,927	$1,993	$1,970	$2,001
Ratio to average net assets of:
Expenses[7]	0.76%[8]	0.75%[8]	0.76%[8]	0.75%[8]
Net investment income (loss)	2.07%[8]	1.73%[8]	1.68%[8]	1.31%[8]
Portfolio turnover rate[9]	30%	4%	5%	6%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$27.18	$29.21	$28.50	$28.95	$33.27	$27.50
Income from Investment Operations
Net investment income (loss)[2]	0.35	0.37	0.41	0.40	0.39	0.29
Net realized and unrealized gain (loss)
on investments	(5.07)	(2.05)	0.61	(0.48)	(4.17)	5.78
Net increase (decrease) in net assets resulting
from investment operations	(4.72)	(1.68)	1.02	(0.08)	(3.78)	6.07
Distributions from:
Net investment income	—	(0.35)	(0.31)	(0.37)	(0.20)	(0.12)
Net realized loss	—	—	—	—	(0.34)	(0.18)
Total distributions from net investment income
and realized gains	—	(0.35)	(0.31)	(0.37)	(0.54)	(0.30)
Net asset value, end of period	$22.46	$27.18	$29.21	$28.50	$28.95	$33.27
Market Price, end of period	$22.34	$27.18

Total Return
Total investment return based on net
asset value[5]	(17.37)%	(5.75)%	3.61%[6]	(0.35)%	(11.30)%	22.17%
Total investment return based on
Market Price	(17.81)%	(5.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,035	$66,587	$84,719	$85,511	$68,039	$79,854
Ratio to average net assets of:
Expenses[7]	0.76%[8]	0.75%	0.75%	0.76%	0.75%	0.76%
Net investment income (loss)	2.89%[8]	1.32%	1.45%	1.39%	1.31%	0.94%
Portfolio turnover rate[9]	143%	182%	116%	119%	178%	117%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$28.92	$27.09	$25.60	$26.02	$25.47	$26.34
Income from Investment Operations
Net investment income (loss)[2]	(0.03)	0.04	0.03	0.09	(0.03)	0.01
Net realized and unrealized gain (loss)
on investments	(1.19)	1.79	1.72	(0.46)	0.58	(0.55)
Net increase (decrease) in net assets resulting
from investment operations	(1.22)	1.83	1.75	(0.37)	0.55	(0.54)
Distributions from:
Net investment income	—	—	(0.26)	(0.05)	—	(0.01)
Net realized (loss)	—	—	—	—	—	(0.32)
Total distributions from net investment income
and realized gains	—	—	(0.26)	(0.05)	—	(0.33)
Net asset value, end of period	$27.70	$28.92	$27.09	$25.60	$26.02	$25.47
Market Price, end of period	$27.57	$28.97

Total Return
Total investment return based on net
asset value[5]	(4.22)%	6.76%	6.88%	(1.42)%	2.16%	(2.03)%
Total investment return based on
Market Price	(4.83)%	6.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,363	$121,447	$33,862	$14,078	$26,019	$22,921
Ratio to average net assets of:
Expenses[7]	0.76%[8]	0.76%	0.75%	0.76%	0.75%	0.76%
Net investment income (loss)	(0.20)%[8]	0.14%	0.13%	0.36%	(0.11)%	0.04%
Portfolio turnover rate[9]	149%	447%	353%	374%	365%	365%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$26.70	$26.33	$26.50	$26.23	$25.63	$24.99
Income from Investment Operations
Net investment income (loss)[2]	0.03	0.05	0.09	0.06	(0.01)	(0.08)
Net realized and unrealized gain (loss)
on investments	(0.10)	0.35	(0.23)	0.23	0.66	0.72
Net increase (decrease) in net assets resulting
from investment operations	(0.07)	0.40	(0.14)	0.29	0.65	0.64
Distributions from:
Net investment income	—	(0.03)	(0.03)	(0.02)	—	(0.00)[4]
Net realized (loss)	—	—	—	—	(0.05)	—
Total distributions from net investment income
and realized gains	—	(0.03)	(0.03)	(0.02)	(0.05)	(0.00)[4]
Net asset value, end of period	$26.63	$26.70	$26.33	$26.50	$26.23	$25.63
Market Price, end of period	$26.63	$26.81

Total Return
Total investment return based on
net asset value[5]	(0.26)%	1.50%	(0.54)%	1.09%	2.56%	2.58%
Total investment return based on Market Price	(0.67)%	1.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,302	$28,031	$26,329	$60,954	$27,543	$12,815
Ratio to average net assets of:
Expenses[7]	0.49%[8]	0.48%	0.48%	0.48%	0.48%	0.49%
Net investment income (loss)	0.22%[8]	0.18%	0.36%	0.23%	(0.05)%	(0.32)%
Portfolio turnover rate[9]	33%	91%	45%	72%	62%	52%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.31	$19.22	$21.34	$23.25	$30.94	$25.64
Income from Investment Operations
Net investment income (loss)[2]	0.21	0.57	0.53	0.62	0.64	1.03
Net realized and unrealized gain (loss)
on investments	(2.71)	(2.60)	(1.93)	(2.14)	(5.71)	4.76
Net increase (decrease) in net assets resulting
from investment operations	(2.50)	(2.03)	(1.40)	(1.52)	(5.07)	5.79
Distributions from:
Net investment income	—	(0.88)	(0.72)	(0.39)	(1.77)	(0.45)
Net realized (loss)	—	—	—	—	(0.85)	(0.04)
Total distributions from net investment income
and realized gains	—	(0.88)	(0.72)	(0.39)	(2.62)	(0.49)
Net asset value, end of period	$13.81	$16.31	$19.22	$21.34	$23.25	$30.94
Market Price, end of period	$13.72	$16.42

Total Return
Total investment return based on
net asset value[5]	(15.33)%	(10.43)%	(6.32)%	(6.51)%	(15.08)%	22.71%
Total investment return based on Market Price	(16.44)%	(9.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,832	$5,708	$8,649	$13,870	$16,277	$43,323
Ratio to average net assets of:
Expenses[7]	0.70%[8]	0.70%	0.69%	0.69%	0.69%	0.69%
Net investment income (loss)	2.93%[8]	3.22%	2.84%	2.98%	2.49%	3.72%
Portfolio turnover rate[9]	19%	36%	31%	29%	42%	49%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Canada Small Cap ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.67	$23.80	$21.31	$26.17	$35.44	$26.02
Income from Investment Operations
Net investment income (loss)[2]	0.14	0.27	0.29	0.28	0.16	0.14
Net realized and unrealized gain (loss)
on investments	(4.96)	(5.22)	2.51	(4.27)	(9.12)	9.75
Net increase (decrease) in net assets resulting
from investment operations	(4.82)	(4.95)	2.80	(3.99)	(8.96)	9.89
Distributions from:
Net investment income	—	(0.18)	(0.31)	(0.87)	(0.31)	(0.47)
Net asset value, end of period	$13.85	$18.67	$23.80	$21.31	$26.17	$35.44
Market Price, end of period	$13.95	$18.63

Total Return
Total investment return based on
net asset value[5]	(25.82)%	(20.81)%	13.32%	(15.49)%	(25.24)%	38.15%
Total investment return based on Market Price	(25.12)%	(20.71)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,617	$10,270	$16,663	$15,981	$31,409	$120,492
Ratio to average net assets of:
Expenses[7]	0.70%[8]	0.69%	0.69%	0.70%	0.69%	0.69%
Net investment income (loss)	1.75%[8]	1.25%	1.37%	1.21%	0.55%	0.44%
Portfolio turnover rate[9]	14%	33%	38%	41%	37%	52%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,				For the Period March 21, 2011[1] to April 30,
	(unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$27.26	$26.92	$26.41	$24.82	$27.42	$25.40
Income from Investment Operations
Net investment income (loss)[2]	0.20	0.31	0.35	0.31	0.22	0.06
Net realized and unrealized gain (loss)
on investments	(0.01)	0.44	0.58	1.64	(2.61)	1.96
Net increase (decrease) in net assets resulting
from investment operations	0.19	0.75	0.93	1.95	(2.39)	2.02
Distributions from:
Net investment income	—	(0.41)	(0.42)	(0.36)	(0.21)	—
Net asset value, end of period	$27.45	$27.26	$26.92	$26.41	$24.82	$27.42
Market Price, end of period	$27.44	$27.27

Total Return
Total investment return based on
net asset value[5]	0.70%	2.92%	3.50%	7.91%	(8.64)%	7.95%
Total investment return based on Market Price	0.62%	3.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,727	$13,630	$25,572	$36,977	$39,709	$54,839
Ratio to average net assets of:
Expenses[7]	0.76%[8]	0.76%	0.75%	0.75%	0.75%	0.75%[8]
Net investment income (loss)	1.47%[8]	1.16%	1.29%	1.24%	0.89%	1.96%[8]
Portfolio turnover rate[9]	22%	33%	25%	17%	26%	0%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Oil Small Cap ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,			For the Period May 4, 2011[1] to April 30,
	(unaudited)	2015	2014	2013	2012
Net asset value, beginning of period	$17.47	$22.76	$19.36	$17.58	$19.56
Income from Investment Operations
Net investment income (loss)[2]	0.10	0.25	0.19	0.15	0.21
Net realized and unrealized gain (loss)
on investments	(5.13)	(5.25)	3.36	1.93	(2.07)
Net increase (decrease) in net assets resulting
from investment operations	(5.03)	(5.00)	3.55	2.08	(1.86)
Distributions from:
Net investment income	—	(0.29)	(0.15)	(0.30)	(0.12)
Total distributions from net investment income
and realized gains	—	(0.29)	(0.15)	(0.30)	(0.12)
Net asset value, end of period	$12.44	$17.47	$22.76	$19.36	$17.58
Market Price, end of period	$12.24	$17.42

Total Return
Total investment return based on net asset value[5]	(28.79)%	(21.80)%	18.44%	12.09%	(9.40)%
Total investment return based on Market Price	(29.74)%	(21.58)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,109	$5,240	$2,276	$1,936	$2,637
Ratio to average net assets of:
Expenses[7]	0.77%[8]	0.76%	0.76%	0.76%	0.75%[8]
Net investment income (loss)	1.35%[8]	1.41%	0.93%	0.86%	1.22%[8]
Portfolio turnover rate[9]	22%	58%	42%	30%	10%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30,			For the Period June 13, 2011[1] to April 30,
	(unaudited)	2015	2014	2013	2012
Net asset value, beginning of period	$26.77	$25.44	$27.07	$20.42	$19.91
Income from Investment Operations
Net investment income (loss)[2]	0.65	1.07	1.22	0.83	0.73
Net realized and unrealized gain (loss)
on investments	(1.90)	1.57	(0.96)	7.00	0.37
Net increase (decrease) in net assets resulting
from investment operations	(1.25)	2.64	0.26	7.83	1.10
Distributions from:
Net investment income	(0.67)	(1.04)	(1.24)	(1.18)	(0.59)
Return of capital	—	(0.27)	(0.65)	—	—
Total distributions from net investment income
and realized gains	(0.67)	(1.31)	(1.89)	(1.18)	(0.59)
Net asset value, end of period	$24.85	$26.77	$25.44	$27.07	$20.42
Market Price, end of period	$24.82	26.82

Total Return
Total investment return based on net asset value[5]	(4.65)%	10.44%	1.65%	39.85%	6.05%
Total investment return based on Market Price	(4.94)%	10.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,744	$95,048	$52,146	$58,192	$32,669
Ratio to average net assets of:
Expenses[7]	0.70%[8]	0.69%	0.69%	0.69%	0.69%[8]
Net investment income (loss)	5.11%[8]	3.97%	4.91%	3.70%	4.43%[8]
Portfolio turnover rate[9]	13%	17%	35%	16%	11%

See footnotes on page 92.

See notes to financial statements.

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF
	For the Period July 22, 2015[1] to October 31, 2015	For the Period July 22, 2015[1] to October 31, 2015	For the Period July 22, 2015[1] to October 31, 2015	For the Period September 30, 2015[1] to October 31, 2015
Net asset value, beginning of period	$19.94	$19.90	$20.16	$20.00
Income from Investment Operations
Net investment income (loss)[2]	0.09	0.06	0.13	0.02
Net realized and unrealized gain (loss)
on investments	(1.27)	(1.25)	(1.28)	1.16
Net increase (decrease) in net assets
resulting from investment operations	(1.18)	(1.19)	(1.15)	1.18
Net asset value, end of period	$18.76	$18.71	$19.01	$21.18
Market Price, end of period	$18.77	$18.75	$19.13	$21.29

Total Return
Total investment return based on
net asset value[5]	(5.92)%	(5.98)%	(5.70)%	5.90%
Total investment return based on
Market Price	(5.87)%	(5.78)%	(5.11)%	6.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,220	$38,363	$26,616	$2,118

Ratio to average net assets of:
Expenses[7]	0.36%[8]	0.46%[8]	0.46%[8]	0.46%[8]
Net investment income (loss)	1.83%[8]	1.29%[8]	2.55%[8]	0.94%[8]
Portfolio turnover rate[9]	2%	3%	4%	29%

1	Commencement of operations
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Greater than $(0.005) per share.
5	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
6	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
7	Excludes expenses incurred by the underlying investments in other funds.
8	Annualized.
9	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements
October 31, 2015 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is classified as diversified under the 1940 Act, except for the IQ Merger Arbitrage ETF, IQ Global Resources ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ U.S. Real Estate Small Cap ETF, IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Japan ETF and the IQ Leaders GTAA Tracker ETF which are classified as a “non-diversified”. The Trust is currently comprised of seventeen operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Funds	Commencement of Operation Date
IQ Hedge Multi-Strategy Tracker ETF	March 24, 2009
IQ Hedge Macro Tracker ETF	June 8, 2009
IQ Hedge Market Neutral Tracker ETF	October 4, 2012
IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF	March 24, 2015
IQ Real Return ETF and IQ Global Resources ETF	October 26, 2009
IQ Merger Arbitrage ETF	November 16, 2009
IQ Australia Small Cap ETF and IQ Canada Small Cap ETF	March 22, 2010
IQ Global Agribusiness Small Cap ETF	March 21, 2011
IQ Global Oil Small Cap ETF	May 4, 2011
IQ U.S. Real Estate Small Cap ETF	June 13, 2011
IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF,
and IQ 50 Percent Hedged FTSE Japan ETF	July 22, 2015
IQ Leaders GTAA Tracker ETF	September 30, 2015

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the Underlying Index). The underlying indices for the Funds are listed below:

Funds	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Hedge Macro Tracker ETF	IQ Hedge Macro Index
IQ Hedge Market Neutral Tracker ETF	IQ Hedge Market Neutral Index
IQ Hedge Long/Short Tracker ETF	IQ Hedge Long/Short Index
IQ Hedge Event-Driven Tracker ETF	IQ Hedge Event-Driven Index
IQ Global Resources ETF	IQ Global Resources Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ Real Return ETF	IQ Real Return Index
IQ Australia Small Cap ETF	IQ Australia Small Cap Index
IQ Canada Small Cap ETF	IQ Canada Small Cap Index
IQ Global Agribusiness Small Cap ETF	IQ Global Agribusiness Small Cap Index
IQ Global Oil Small Cap ETF	IQ Global Oil Small Cap Index
IQ U.S. Real Estate Small Cap ETF	IQ U.S. Real Estate Small Cap Index
IQ 50 Percent Hedged FTSE International ETF	FTSE Developed ex North America 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Europe ETF	FTSE Developed Europe 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Japan ETF	FTSE Japan 50% Hedged to USD Index
IQ Leaders GTAA Tracker ETF	IQ Leaders GTAA Index

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

93

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts with third party service providers that contain a variety of representations and warranties and which may provide general indemnifications.

Investment Valuation

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. According to the Registration Statement, the net asset value (“NAV”) of the Shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available will be valued at market value. Market value will generally be determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

In calculating NAV, the Fund’s exchange-traded Equity Securities will be valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation or, if no sale has occurred, at the last quoted mid-price on the primary market or exchange on which they are traded. Investment company securities (other than ETFs) will be valued at NAV.

Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ official closing price.

Unsponsored depositary receipts will be valued at the last quoted mid-price. Debt Securities will be valued using market quotations when available or other equivalent indications of value provided by an independent third-party pricing service. Short-term Debt Instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.

Futures contracts generally will be valued at the settlement or closing price determined by the applicable exchange. Exchange-traded option contracts, including options, futures and swaps, will be valued at their most recent sale price. If no such sales are reported, these contracts will be valued at their last traded price.

Over-the counter (“OTC”) traded Financial Instruments, including OTC-traded options, forwards and currency-related derivatives, will normally be valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.

Foreign securities and instruments will be valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

94

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

When market quotations are not readily available, or deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments will be valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. According to the Registration Statement, the NAV will be calculated by the Administrator and determined each Business Day as of the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern Time). The Shares of the Fund will not be priced on days on which the Exchange is closed for trading.

The Fund automatically sweeps un-invested cash balances into a money market fund, the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class. The Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio has no redemption restriction and is valued at the daily NAV.

Under normal conditions, each Fund invests cash collateral from securities lending activities into Dreyfus Government Cash Management Fund. The Dreyfus Government Cash Management’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Government Cash Management has no redemption restrictions and is valued at the daily NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

95

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2015 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed that earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Foreign Taxes

The Funds may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statement of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation (depreciation). Taxes related to capital gains realized during the period ended October 31, 2015, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

96

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Offering Cost

Expenses incurred in connection with organizing the IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Japan ETF and IQ Leaders GTAA Tracker ETF, were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for offering expenses paid on their behalf.

Securities Lending

The Bank of New York Mellon serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Funds’ securities if the borrower defaults.

The Bank of New York Mellon will manage the Funds’ cash collateral in accordance with the securities lending agreement between the Funds and the Bank of New York Mellon, and indemnify the Funds’ portfolio against counterparty risk.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at October 31, 2015 are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

97

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

Master Netting Arrangements

Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified by ASU 2013-1 which requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11, is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized securities lending and derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities.

Total Return Swap contracts are valued at the unrealized appreciation/depreciation of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s schedule of investments and the cash collateral is noted at the end of each Fund’s swap table.

At October 31, 2015 the unrealized appreciation/depreciation for the following funds were zero, reflecting a reset date at period end based on the contractual agreement with Morgan Stanley & Co. LLC, each Fund’s counterparty.

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Merger Arbitrage ETF
IQ Leaders GTAA Tracker ETF

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

98

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

As of October 31, 2015, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy
Tracker ETF	$74,302,126	$(74,302,126)[1]	$—	$—	$—	$—
IQ Hedge Macro
Tracker ETF	3,700,961	(3,700,961)[1]	—	—	—	—
IQ Hedge Market
Neutral Tracker ETF	3,754,882	(3,754,882)[1]	—	—	—	—
IQ Hedge Long/Short
Tracker ETF	621,089	(621,089)[1]	—	—	—	—
IQ Hedge Event-Driven
Tracker ETF	419,069	(419,069)[1]	—	—	—	—
IQ Global Resources ETF	2,206,577	(2,206,577)[1]	—	—	—	—
IQ Merger Arbitrage ETF	1,004,736	(1,004,736)[1]	—	—	—	—
IQ Real Return ETF	4,057,444	(4,057,444)[1]	—	—	—	—
IQ Australia Small
Cap ETF	677,072	(677,072)[1]	—	—	—	—
IQ Canada Small
Cap ETF	1,793,340	(1,793,340)[1]	—	—	—	—
IQ Global Agribusiness
Small Cap ETF	1,971,126	(1,971,126)[1]	—	—	—	—
IQ Global Oil Small
Cap ETF	712,499	(712,499)[1]	—	—	—	—
IQ U.S. Real Estate
Small Cap ETF	3,041,046	(3,041,046)[1]	—	—	—	—
IQ 50 Percent Hedged
FTSE International ETF	621,120	(621,120)[1]	—	—	—	—
IQ 50 Percent Hedged
FTSE Europe ETF	969,910	(969,910)[1]	—	—	—	—
IQ 50 Percent Hedged
FTSE Japan ETF	49,316	(49,316)[1]	—	—	—	—

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying Funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and net capital gains are typically distributed to shareholders at least annually; the IQ U.S. Real Estate Small Cap ETF, IQ 50 Percent Hedged FTSE International ETF, and the IQ 50 Percent Hedged FTSE Europe ETF distributes income quarterly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the financial highlights.

99

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

IndexIQ Advisors LLC, the investment adviser, serves as the Investment Advisor to the funds and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement between the Trusts, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, The Funds pays the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Hedge Long/Short Tracker ETF	0.75%
IQ Hedge Event-Driven Tracker ETF	0.75%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Real Return ETF	0.48%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ U.S. Real Estate Small Cap ETF	0.69%
IQ 50 Percent Hedged FTSE International ETF	0.35%
IQ 50 Percent Hedged FTSE Europe ETF	0.45%
IQ 50 Percent Hedged FTSE Japan ETF	0.45%
IQ Leaders GTAA Tracker ETF	0.45%

Such fee is accrued daily and paid monthly.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are permitted to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. However, the Board has determined not to authorize the payment of a Rule 12b-1 fee and no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds, also as described in Note 4 below. Such Authorized Participants may from time to time hold, of record

100

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2015, there were an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2015, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

The cost basis of investments for Federal income tax purposes at October 31, 2015 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,115,838,946	$7,369,427	$(5,424,944)	$1,944,483
IQ Hedge Macro Tracker ETF	22,212,540	12,950	(1,094,546)	(1,081,596)
IQ Hedge Market Neutral Tracker ETF	22,868,356	101,373	(75,254)	26,119
IQ Hedge Long/Short Tracker ETF	2,548,541	5,139	(81,465)	(76,326)
IQ Hedge Event-Driven Tracker ETF	2,438,914	667	(44,024)	(43,357)
IQ Global Resources ETF	56,658,257	1,775,713	(10,322,088)	(8,546,375)
IQ Merger Arbitrage ETF	139,330,034	1,850,354	(3,847,778)	(1,997,424)
IQ Real Return ETF	26,684,351	224,045	(54,058)	169,987
IQ Australia Small Cap ETF	6,843,755	397,908	(1,794,824)	(1,396,916)
IQ Canada Small Cap ETF	13,702,179	264,444	(4,511,351)	(4,246,907)
IQ Global Agribusiness Small Cap ETF	16,104,439	1,757,135	(2,959,137)	(1,202,002)
IQ Global Oil Small Cap ETF	4,709,032	192,989	(1,069,903)	(876,914)
IQ U.S. Real Estate Small Cap ETF	94,244,768	5,069,136	(10,939,177)	(5,870,041)
IQ 50 Percent Hedged FTSE International ETF	43,275,435	1,212,951	(1,151,339)	61,612
IQ 50 Percent Hedged FTSE Europe ETF	39,890,132	1,067,067	(1,114,052)	(46,985)
IQ 50 Percent Hedged FTSE Japan ETF	26,839,616	597,323	(810,097)	(212,774)
IQ Leaders GTAA Tracker ETF	2,009,927	111,696	(61)	111,635

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end with the exception of IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Japan ETF, and IQ Leaders GTAA Tracker ETF which contain no tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
101

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

The tax character of distributions paid during the years ended April 30, 2015 and 2014 were as follows:

	2015			2014
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy
Tracker ETF	$13,005,300	$—	$—	$7,853,060	$—	$—
IQ Hedge Macro Tracker ETF	304,929	—	—	203,047	—	—
IQ Hedge Market Neutral
Tracker ETF	221,006	—	—	163,748	—	—
IQ Hedge Long/Short
Tracker ETF	—	—	—	—	—	—
IQ Hedge Event-Driven
Tracker ETF	—	—	—	—	—	—
IQ Global Resources ETF	1,147,080	—	—	881,676	—	—
IQ Merger Arbitrage ETF	—	—	—	237,312	—	—
IQ Real Return ETF	24,006	—	—	24,255	—	—
IQ Australia Small Cap ETF	351,608	—	—	359,750	—	—
IQ Canada Small Cap ETF	106,182	—	—	232,680	—	—
IQ Global Agribusiness Small
Cap ETF	267,937	—	—	569,025	—	—
IQ Global Oil Small Cap ETF	28,982	—	—	15,442	—	—
IQ U.S. Real Estate Small
Cap ETF	2,917,585	—	787,254	2,286,196	—	1,208,211

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2015, the Funds incurred and elected to defer to May 1, 2015 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$9,490,238	$—
IQ Hedge Macro Tracker ETF	289,215	154,820	324,258
IQ Hedge Market Neutral Tracker ETF	7,962	8,003	757
IQ Hedge Long/Short Tracker ETF	—	714	—
IQ Hedge Event-Driven Tracker ETF	—	—	—
IQ Global Resources ETF	—	5,250,707	1,701,536
IQ Merger Arbitrage ETF	995,469	—	—
IQ Real Return ETF	—	14,451	199,984
IQ Australia Small Cap ETF	—	—	629,927
IQ Canada Small Cap ETF	—	633,571	1,893,406
IQ Global Agribusiness Small Cap ETF	—	—	—
IQ Global Oil Small Cap ETF	—	81,555	224,790
IQ U.S. Real Estate Small Cap ETF	—	—	—

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, are effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

102

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

At April 30, 2015, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	Short-Term Expiring April 30, 2018	Short-Term Expiring April 30, 2019	Utilized in Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$—	$21,712,882	$—
IQ Hedge Macro Tracker ETF	80,017	531,209	—	3,792,588	498,387
IQ Hedge Market Neutral Tracker ETF	—	—	—	348,275	59,743
IQ Hedge Long/Short Tracker ETF	—	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	—	—	—	—	—
IQ Global Resources ETF	—	—	—	21,220,902	10,652,408
IQ Merger Arbitrage ETF	—	—	971,183	—	—
IQ Real Return ETF	—	—	—	518,849	1,226,727
IQ Australia Small Cap ETF	—	—	—	2,649,888	4,757,548
IQ Canada Small Cap ETF	—	161,421	—	8,080,768	7,198,026
IQ Global Agribusiness Small Cap ETF	—	—	—	2,661,135	3,337,939
IQ Global Oil Small Cap ETF	—	—	—	103,446	199,219
IQ U.S. Real Estate Small Cap ETF	—	—	259,739	1,470,803	70,220

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

If a Fund owns more than 5% of the outstanding voting shares of an issuer, the issuer may be considered an affiliate.

At October 31, 2015 IQ Hedge Multi-Strategy Tracker ETF held more than 5% of the outstanding voting shares of the following funds.

Affiliated Fund Name	Shares Held	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value October 31, 2015	Dividend Income
CurrencyShares Euro Trust	168,720	$21,575,900	$37,365,378	$(40,162,995)	$(279,717)	$18,181,267	$—
iPath S&P 500 VIX
Mid-Term Futures ETN	478,651	—	7,637,056	(1,700,891)	(166,027)	5,298,667	—
PowerShares DB G10
Currency Harvest Fund	872,980	52,945,759	3,487,189	(34,486,140)	(602,790)	20,192,027	—
ProShares VIX
Mid-Term Futures ETF	56,255	—	3,052,161	(67,143)	902	3,029,894	—
WisdomTree Emerging
Currency Strategy Fund	501,397	—	8,854,752	(190,767)	(1,083)	8,644,084	—
Total	2,078,003	$74,521,659	$60,396,536	$(76,607,936)	$(1,048,715)	$55,345,939	$—

As of October 31, 2015, New York Life Insurance & Annuity Corporation, the parent of the Adviser, was the owner of record of 5% or more of the total shares outstanding of the following funds:

Funds	% of Shares Held
IQ Hedge Event-Driven Tracker ETF	80.00%
IQ Hedge Long/Short Tracker ETF	80.00%
IQ Merger Arbitrage ETF	11.70%
IQ 50 Percent Hedged FTSE International ETF	58.20%
IQ 50 Percent Hedged FTSE Europe ETF	63.92%
IQ 50 Percent Hedged FTSE Japan ETF	93.01%

For the purpose of the financial statements, the Funds assume that the above affiliated funds and New York Life Insurance & Annuity Corporation are affiliates.

103

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2015 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$1,867,573,049	$1,734,259,694	$154,126,809	$193,707,741
IQ Hedge Macro Tracker ETF	7,447,427	7,062,286	—	3,736,410
IQ Hedge Market Neutral Tracker ETF	8,009,464	7,351,593	7,626,021	1,874,524
IQ Hedge Long/Short Tracker ETF	616,293	575,686	—	—
IQ Hedge Event-Driven Tracker ETF	113,140	95,628	—	—
IQ Global Resources ETF	75,460,995	72,740,298	—	7,951,385
IQ Merger Arbitrage ETF	180,380,336	194,576,550	36,988,938	17,634,946
IQ Real Return ETF	8,656,293	8,659,088	—	2,669,933
IQ Australia Small Cap ETF	985,011	956,663	—	—
IQ Canada Small Cap ETF	1,298,363	1,237,666	—	—
IQ Global Agribusiness Small Cap ETF	3,152,357	3,077,900	1,338,506	1,291,862
IQ Global Oil Small Cap ETF	897,794	870,977	—	552,974
IQ U.S. Real Estate Small Cap ETF	11,780,875	11,912,398	1,324,216	3,657,654
IQ 50 Percent Hedged FTSE International ETF	5,009,904	607,548	37,787,784	—
IQ 50 Percent Hedged FTSE Europe ETF	3,552,636	772,189	35,674,728	—
IQ 50 Percent Hedged FTSE Japan ETF	2,715,522	855,136	25,012,042	—
IQ Leaders GTAA Tracker ETF	606,627	604,028	2,000,122	—

8. DERIVATIVE FINANCIAL INSTRUMENTS

Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk- related contingent features in derivative agreements. The Funds have invested in derivatives, specifically futures contracts, forward foreign currency contracts and swap contracts for the period ended October 31, 2015.

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract.

Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

During the period ended October 31, 2015, IQ Hedge Multi-Strategy Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns, currency returns and commodity returns, the IQ Hedge Macro Tracker ETF utilized futures contracts to effect short exposure to currency returns and commodity returns, and the IQ Hedge Market Neutral Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns and currency returns. In addition, the IQ Merger Arbitrage ETF and IQ Global Resources ETF both utilized futures contracts to affect short exposure to domestic and international equity returns.

The open futures contracts at October 31, 2015, are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Certain Funds may enter into foreign currency transactions to seek a closer correlation between the Fund’s overall currency exposures and the currency exposures of the Index as a part of its principal investment strategy.

104

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

The Fund may enter into forward foreign currency exchange contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

Upon entering into a forward foreign currency contract a Fund is required to segregate permissible liquid assets, or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

The open forward foreign currency contracts at October 31, 2015, are listed in the Schedule of Investments. The unrealized appreciation/depreciation, as applicable, is included in the Statements if Assets and Liabilities.

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as a unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

During the period ended October 31, 2015, IQ Hedge Multi-Strategy Tracker ETF utilized swaps to effect long exposure to convertible bond returns and currency returns, and short exposure to several asset classes, including, among others, U.S. real estate returns, volatility returns, domestic and international equity returns, corporate bonds, and short-term U.S. Treasury bonds. IQ Hedge Macro Tracker ETF utilized swaps to effect long exposure to mid-term volatility returns, convertible bond returns and corporate bond returns, and short exposure to several asset classes, including, among others, currency returns, and domestic and international equity returns, and domestic and international real estate returns. IQ Hedge Market Neutral Tracker ETF utilized swaps to effect long exposure to convertible bond returns and international equity returns, and short exposure to several asset classes, including, among others, domestic and international equity returns, currency returns, and corporate bond returns. IQ Hedge Event Driven Tracker ETF utilized swaps to effect long exposure to the aggregate U.S bond market; convertible bond securities; and domestic small and large capitalization equities, and short exposure to principally investment grade corporate bonds. IQ Hedge Long/Short Tracker ETF utilized swaps to

105

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

effect long exposure to investment grade corporate bonds; domestic senior bank loans; domestic small and large capitalization equities; and equities listed in developed countries. The short exposures included all of the Underlying Index positions, including principally domestic small capitalization equities. IQ Merger Arbitrage ETF utilized swaps to effect short exposure to global equities as a partial equity market hedge, the Funds’ swap exposures were consistent with the exposure of the Funds’ underlying indexes. At October 31, 2015, the IQ Hedge Multi-Strategy Tracker ETF and IQ Hedge Macro Tracker ETF posted cash of $3,379,724 and $113,760, respectively, as collateral for swaps.

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. IQ Leaders GTAA Tracker ETF utilized swaps to effect both long and short exposure to several asset classes and market segments, including long exposure to convertible bonds, corporate bonds, government bonds, and domestic and international equities; and short exposure to domestic consumer equities, domestic energy related equities, high yield bonds, and intermediate term treasury notes. As of October 31, 2015, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

At October 31, 2015, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives
	Currency Risk	Equity Risk	Total
IQ 50 Percent Hedged FTSE International ETF
Unrealized appreciation on forward foreign currency contracts	$173,673	$—	$173,673
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized appreciation on forward foreign currency contracts	181,976	—	181,976
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized appreciation on forward foreign currency contracts	113,560	—	113,560

Liability Derivatives
	Currency Risk	Equity Risk	Total
IQ Global Resources ETF
Unrealized depreciation on futures contracts[1]	$—	$(413,501)	$(413,501)
IQ 50 Percent Hedged FTSE International ETF
Unrealized depreciation on forward foreign currency contracts	(162,423)	—	(162,423)
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized depreciation on forward foreign currency contracts	(136,723)	—	(136,723)
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized depreciation on forward foreign currency contracts	(22,924)	—	(22,924)

1	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.
106

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2015 as follows:

	Currency Risk	Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$(7,707,924)
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Swap transactions		$266,992
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Swap transactions		$4,241
IQ Hedge Long/Short Tracker ETF
Realized gain (loss)
Swap transactions		$(1,629)
IQ Hedge Event-Driven Tracker ETF
Realized gain (loss)
Swap contracts		$(1,631)
IQ Global Resources ETF
Realized gain (loss)
Futures contracts		$418,214
Change in unrealized appreciation (depreciation)
Futures contracts		$(60,711)
IQ Merger Arbitrage ETF
Realized gain (loss)
Swap contracts		$2,231,948
IQ 50 Percent Hedged FTSE International ETF
Realized gain (loss)
Forward foreign currency contracts	$(10,304)
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$10,849
IQ 50 Percent Hedged FTSE Europe ETF
Realized gain (loss)
Forward foreign currency contracts	$51,310
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$43,835
IQ 50 Percent Hedged FTSE Japan ETF
Realized gain (loss)
Forward foreign currency contracts	$(338,270)
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$90,636
IQ Leaders GTAA Tracker ETF
Realized gain (loss)
Swap contracts		$(3,307)

107

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

For the period ended October 31, 2015, the monthly average volume of the derivatives held by the Funds was as follows:

	Average Notional Value
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Leaders GTAA Tracker ETF
Asset
Swaps	$284,443,254	$3,563,118	$3,791,188	$587,696	$194,717	$—	$42,721,421	$—	$—	$—	$475,003
Forwards	—	—	—	—	—	—	—	44,601,311	39,773,045	34,058,424	—
Liability
Futures	$—	$—	$—	$—	$—	$(11,635,334)	$—	$—	$—	$—	$—
Swaps	(319,663,632)	(3,660,337)	(4,089,614)	$(587,689)	(195,668)	—	—	—	—	—	476,254
Forwards	—	—	—	—	—	—	—	(44,597,535)	(39,747,607)	(34,122,098)	—

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Currency Risk*

Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies) and much of the income received by the Fund will be in foreign currencies, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Currency Hedging Risk**

Certain Funds uses various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

Fund of Funds Risk***

Certain of the Funds’ investment performance, because they are funds of funds, depend on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk***

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Index Risk

The Funds’ underlying indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the underlying indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

*	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, and IQ 50 Percent Hedged FTSE Japan ETF.
**	Applies to IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, and IQ 50 Percent Hedged FTSE Japan ETF.
***	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF and IQ Real Return ETF.
108

Notes to Financial Statements (continued)
October 31, 2015 (unaudited)

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its underlying Index during any period of time. Although each Fund attempts to track the performance of its underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the underlying Index does not incur.

Foreign Securities Risk

Certain of the Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk****

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

Total Return Swap Risk***

Certain of the Funds intend to use total return swaps in several ways to replicate the performance of the Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Futures Risk***

Certain Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

New Fund Risk

The IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Japan ETF and IQ Leaders GTAA Tracker ETF are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indices than they otherwise would be at higher asset levels or they could ultimately liquidate.

10. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

***	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF and IQ Leaders GTAA Tracker ETF.
****	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF.
109

Board Review of Investment Advisory Agreement (unaudited)

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on June 29, 2015, to consider the approval of an amendment to the Advisory Agreement between the Trust, on behalf of its funds, and the Advisor, to apply such Advisory Agreement to the IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Japan ETF, IQ Leaders GTAA Tracker ETF and IQ Leaders Bond Allocation Tracker ETF (together, the “Funds”). In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the amendment to the Advisory Agreement. In connection with considering approval of the amendment to the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of the amendment to the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor, both for the Trust’s existing funds and the proposed new Funds; (2) the investment performance of the existing funds; (3) the costs of the services to be provided and profits to be realized by the Advisor and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Funds grow; (5) any benefits derived or to be derived by the Advisor from the relationship with the Trust; and (6) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the amendment to the Advisory Agreement; (2) information describing the Advisor and the services provided thereby; (3) information regarding the compliance program of the Advisor; and (4) memoranda and guidance from Katten Muchin Rosenman LLP on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. Copies of the full Advisory Agreement and the Advisor’s Form ADV were presented for review of the Board. In addition, the Board was provided data comparing the advisory fees and expected expenses of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the exchange-traded fund (“ETF”) and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.	The nature, extent and quality of the facilities and services provided by the Advisor. The Board reviewed the services that IndexIQ provides to the existing funds of the Trust and those proposed to be provided to the Funds. The Board noted the responsibilities that IndexIQ has as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring Fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds.

The Board reviewed the experience, resources, and strengths of IndexIQ in managing the existing funds of the Trust, the IndexIQ Trust’s mutual fund, as well as separately managed accounts. Based on their consideration and review of the foregoing information, and based on the performance of the existing funds of the Trust, the Board determined that the Funds were likely to benefit from the nature, quality, and extent of these services, as well as IndexIQ’s ability to render such services based on its personnel, experience, operations, and resources.

2.	Comparison of services provided and fees charged by IndexIQ and other investment advisers to similar clients, and the cost of the services provided and profits to be realized by IndexIQ from its relationship with the Funds. The Board then compared both the services rendered and the fees proposed to be paid with respect to the Funds pursuant to the Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in each such Fund’s peer group.
110

Board Review of Investment Advisory Agreement (unaudited) (continued)

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services proposed to be provided by IndexIQ for the Funds (and those services provided for the current funds of the Trust) and the costs expected to be incurred by IndexIQ in rendering those services, the Board concluded that the level of fees proposed to paid to IndexIQ with respect to each Fund were fair and reasonable.

3.	IndexIQ’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment adviser to each Fund, including operational costs. It determined that the expense ratios of the Funds were well suited in light of expectations for asset accumulation and projected growth therefrom.

The Board considered that the Funds have not yet commenced operations, and therefore had no performance or operational history to consider. The Board considered the Advisor’s provision of service and performance with respect to the existing funds of the Trust.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the proposed advisory fee rates and total expense ratios are reasonable in relation to the services proposed to be provided by the Advisor to the Funds, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. As a result, all of the Board members, including the Independent Trustees, determined that the amendment of the Advisory Agreement with IndexIQ to apply such Advisory Agreement to the Funds was in the best interests of each Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the amendment to the Advisory Agreement.

111

SEMI-ANNUAL REPORT | OCTOBER 31, 2015

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Real Return ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ U.S. Real Estate Small Cap ETF
IQ 50 Percent Hedged FTSE International ETF
IQ 50 Percent Hedged FTSE Europe ETF
IQ 50 Percent Hedged FTSE Japan ETF
IQ Leaders GTAA Tracker ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Kaye Scholer, LLP
280 West 55th Street
New York, New York 10019

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

ME10-12/15 1674899

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             IndexIQ ETF Trust

By (Signature and Title)*       /s/ Adam S. Patti

Adam S. Patti

(Principal Executive Officer)

Date    December 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Adam S. Patti

Adam S. Patti

(Principal Executive Officer)

Date    December 24, 2015

By (Signature and Title)*       /s/ David L. Fogel

David L. Fogel

(Principal Financial Officer)

Date    December 24, 2015

* Print the name and title of each signing officer under his or her signature.